UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: Quarter ended 01/31/09

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS—30.1%
U.S. TREASURY BILL—19.6% (7)
0.27%, 3/12/09	$100,000,000	$99,901,146
0.27%, 4/16/09	50,000,000	49,970,708
0.31%, 5/07/09	100,000,000	99,825,833
0.34%, 6/04/09	125,000,000	124,759,980

Total U.S. Treasury Bill		374,457,667

U.S. TREASURY NOTE—10.5%
3.13%, 4/15/09	50,000,000	50,126,157
4.88%, 6/30/09	100,000,000	101,235,539
3.38%, 9/15/09	50,000,000	50,631,690

Total U.S. Treasury Note		201,993,386

Total U.S. Government Agency & Obligations (Cost $576,451,053)		576,451,053

REPURCHASE AGREEMENTS—69.8%
Interest in $380,000,000 repurchase agreement 0.22%, dated 1/30/09 under which Morgan Stanley & Co. will repurchase U.S. Government securities with various maturities to 11/30/13 for $380,006,967 on 2/02/09. The market value of the underlying securities at the end of the period was $386,820,449.	380,000,000	380,000,000
Interest in $480,000,000 repurchase agreement 0.26%, dated 1/30/09 under which Barclays Bank will repurchase U.S. Government securities with various maturities to 8/15/29 for $480,010,400 on 2/02/09. The market value of the underlying securities at the end of the period was $484,800,000.	480,000,000	480,000,000
Interest in $479,000,000 repurchase agreement 0.26%, dated 1/30/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturities to 7/31/10 for $479,010,378 on 2/02/09. The market value of the underlying securities at the end of the period was $483,790,049.	479,000,000	479,000,000

Total Repurchase Agreements (Cost $1,339,000,000)		1,339,000,000

Total Investments—99.9% (Cost $1,915,451,053)		1,915,451,053

Other assets less liabilities—0.1%		1,942,544

Total Net Assets—100.0%		$1,917,393,597

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$1,915,451,053	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,915,451,053	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS—82.1%
FEDERAL FARM CREDIT BANK—10.0% (1)
0.32%, 2/01/09	$98,000,000	$97,992,214
0.32%, 2/02/09	50,000,000	49,999,713
0.20%, 2/15/09	150,000,000	149,995,866
0.21%, 2/21/09	100,000,000	100,000,000

Total Federal Farm Credit Bank		397,987,793

FEDERAL HOME LOAN BANK (FHLB)—49.5%
2.17%, 2/11/09 (1)	150,000,000	150,000,000
0.29%, 2/21/09 (1)	250,000,000	250,000,000
1.98%, 2/27/09 (1)	75,000,000	75,031,117
0.24%, 3/11/09 (7)	150,000,000	149,548,750
1.19%, 4/11/09 (1)	125,000,000	125,021,706
0.38%, 5/01/09 (7)	250,000,000	248,833,111
0.44%, 6/16/09 (7)	200,000,000	199,707,500
Discount Note,
0.06%, 2/02/09 (7)	150,000,000	149,999,750
Series 1,
0.49%, 2/02/09 (1)	250,000,000	250,000,000
2.02%, 2/20/09 (1)	275,000,000	274,994,895
1.39%, 4/05/09 (1)	100,000,000	99,950,223

Total Federal Home Loan Bank		1,973,087,052

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—17.6%
0.34%, 2/05/09 (1)	253,700,000	253,376,491
0.40%, 3/12/09 (7)	150,000,000	149,975,625
0.46%, 4/17/09 (7)	100,000,000	99,791,667
1.22%, 4/28/09 (1)	100,000,000	100,000,000
0.48%, 7/08/09 (7)	100,000,000	99,389,444

Total Federal Home Loan Mortgage Corporation		702,533,227

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—5.0% (7)
0.36%, 2/17/09	100,000,000	99,899,334
0.31%, 2/18/09	100,000,000	99,868,722

Total Federal National Mortgage Association		199,768,056

Total U.S. Government Agency & Obligations (Cost $3,273,376,128)		3,273,376,128

REPURCHASE AGREEMENTS—17.9%
Interest in $325,000,000 repurchase agreement 0.27%, dated 1/30/09 under which Barclays Bank will repurchase U.S. Government securities maturing on 1/27/17 for $325,007,313 on 2/02/09. The market value of the underlying securities at the end of the period was $328,250,178.	325,000,000	325,000,000
Interest in $388,000,000 repurchase agreement 0.27%, dated 1/30/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturities to 7/24/23 for $388,008,730 on 2/02/09. The market value of the underlying securities at the end of the period was $391,880,018.	388,000,000	388,000,000

Total Repurchase Agreements (Cost $713,000,000)		713,000,000

Total Investments—100.0% (Cost $3,986,376,128)		3,986,376,128

Other assets less liabilities—0.0%		1,687,765

Total Net Assets—100.0%		$3,988,063,893

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$3,986,376,128	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$3,986,376,128	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB TAX FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—5.3% (6)
NEW YORK—1.8%
New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD)
0.50%, 3/03/09	$4,000,000	$4,000,000

PENNSYLVANIA—2.1%
Montgomery County, PA, IDA, (BNP Paribas LOC), Mandatory Tender
0.55%, 5/04/09	4,460,000	4,460,000

MARYLAND —1.4%
Johns Hopkins University
0.50%, 6/01/09	3,000,000	3,000,000

Total Commercial Paper (Cost $11,460,000)		11,460,000

SHORT-TERM MUNICIPAL BONDS—78.9% (4)
ALABAMA—2.8%
Mobile, AL, IDB, (Series B) Weekly VRDNs, Dock & Wharf Revenue (Holnam, Inc.)/(Wachovia Bank N.A. LOC)
0.48%, 2/04/09	4,000,000	4,000,000
Montgomery AL, IDB, Pollution Control & Solid Waste Discount Note, Refunding Revenue Bonds, Daily VRDNs, (General Electric Company),
0.35%, 2/02/09	2,000,000	2,000,000

Total Alabama		6,000,000

COLORADO—2.1%
Colorado Educational & Cultural Facilities Authority, CO, Revenue Bonds (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation Inc.)/(U.S. Bank NA LOC)
0.65%, 2/02/09	2,500,000	2,500,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Series A-9) Daily VRDNs, (JFMC Facilities Corp.)/(Bank of America N.A.)
0.65%, 2/02/09	2,000,000	2,000,000

Total Colorado		4,500,000

CONNECTICUT—0.9%

Connecticut State, Health & Educational Facility Authority, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Bradley Health Care Inc.)/(Central Connecticut Senior Care Inc.)/(Fleet National Bank CT, LOC)

0.30%, 2/04/09	2,000,000	2,000,000

GEORGIA—1.2%
Dekalb County, GA, MFH, Winterscreek Apartments Weekly VRDNs, (FNMA COL)
0.55%, 2/04/09	2,600,000	2,600,000

INDIANA—5.4%
Elkhart County, IN, Weekly VRDNs, (Hubbard Hills Estates, Inc.)/(Fifth Third Bank LOC)
3.00%, 2/06/09	1,650,000	1,650,000
Hammond, IN, Pollution Control Revenue Bonds, Daily VRDNs, (Amoco Oil Co.)/(Obligated Group),
0.45%, 2/02/09	1,220,000	1,220,000
Indiana State, Finance Authority Revenue Bond, Weekly VRDNs, (University of Indianapolis)/(Fifth Third Bank LOC)
2.77%, 2/05/09	6,000,000	6,000,000
MT Vernon, IN, Pollution Control Revenue Bonds, Daily VRDNs, AMT (General Electric Co.),
0.45%, 2/02/09 (5)	3,000,000	3,000,000

Total Indiana		11,870,000

LOUISIANA—1.4%
Louisiana Public Facilities Authority, LA, Hospital Refunding Revenue Bonds (Series D) Daily VRDNs, (JP Morgan Chase Bank)/(Franciscan Missionaries)
0.60%, 2/02/09	3,000,000	3,000,000

MARYLAND—3.0%
Maryland State Health & Higher Educational Facilities Authority (Series D), Weekly VRDNs, (Bank of America N.A. LIQ)
0.40%, 2/05/09	901,000	901,000
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase Bank, LOC)/(Pooled Loan Program)
0.35%, 2/04/09	500,000	500,000
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase Bank, LOC)/(Pooled Loan Program)
0.43%, 2/04/09	1,700,000	1,700,000
Montgomery County, MD, Housing Opportunities Commission, Multi-Purpose Revenue Bonds (Series A) Weekly VRDNs, (PNC Bank N.A.)
0.47%, 2/05/09	3,340,000	3,340,000

Total Maryland		6,441,000

MASSACHUSETTS—1.8%
Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Revenue Bonds (Series M-2) Weekly VRDNs, (Fleet National Bank LOC),
0.45%, 2/05/09	4,000,000	4,000,000

NEVADA—1.4%
Nevada Housing Division, Revenue Bonds, Weekly VRDNs, (Multi-Unit-Fremont Meadows)/(Federal Home Loan Bank, LOC)
0.65%, 2/05/09	3,060,000	3,060,000

NEW HAMPSHIRE—2.2%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank)
0.30%, 2/04/09	4,850,000	4,850,000

NEW YORK—17.0%
City of New York, NY, GO Unlimited (Subseries H-4) Daily VRDNs, (Bank of New York LOC)
0.35%, 2/02/09	2,305,000	2,305,000
City of New York, NY, GO Unlimited (Subseries A-7) Daily VRDNs, (AMBAC)/(Bank of Nova Scotia)
0.70%, 2/02/09	1,650,000	1,650,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank)
2.25%, 2/05/09	7,900,000	7,900,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series G) Daily VRDNs, (BNP Paribas)
0.39%, 2/02/09	2,000,000	2,000,000
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank)
0.35%, 2/05/09	1,385,000	1,385,000
New York City, NY, GO Bonds (Series A-4) Daily VRDNs, (Bayerische Landesbank (GTD) LOC),
0.55%, 2/02/09	1,300,000	1,300,000
New York City, NY, GO Bonds (Series H-Subseries H-2) Daily VRDNs, (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC),
0.55%, 2/02/09	6,450,000	6,450,000
New York City, NY, GO Bonds (Subseries A-6) Weekly VRDNs, (Baden LOC),
0.40%, 2/04/09	3,500,000	3,500,000
New York City, NY, GO Unlimited (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A. LOC)
0.48%, 2/02/09	3,300,000	3,300,000
New York City, NY, Transitional Finance Authority Revenue Bonds (Series B) Daily VRDNs, (Future Tax Secured)/(Landesbank Baden Wurttemburgh, LIQ)
0.55%, 2/02/09	5,000,000	5,000,000

New York State Dormitory Authority, Revenue Bonds, Mental Health Services (Subseries D-2H) Weekly VRDNs, (HSBC Bank USA NA)
0.35%, 2/05/09	2,200,000	2,200,000

Total New York		36,990,000

NORTH CAROLINA—1.7%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A.)
0.53%, 2/05/09	3,745,000	3,745,000

OHIO—0.9%
Geauga County, OH, Revenue Bonds (Series B) Daily VRDNs, (South Franklin Circle)/(Keybank N.A. LOC),
0.70%, 2/02/09	2,000,000	2,000,000

OREGON—0.5%
Oregon State, Health Housing Educational & Cultural Facilities Authority, Revenue Bonds (Series A) Weekly VRDNs, (Assumption Village LLC)/(Keybank N.A., LOC)
0.85%, 2/05/09	1,000,000	1,000,000

PENNSYLVANIA—26.6%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs, (Carnegie Mellon University)/ (Landesbank Hessen-Thueringen (GTD) SA),
0.35%, 2/02/09	1,500,000	1,500,000
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A. LOC),
0.60%, 2/02/09	2,500,000	2,500,000
Chartiers Valley, PA, Industrial & Commercial Development Authority, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Asbury Villas)/(Fifth Third Bank LOC)
1.15%, 2/05/09	7,600,000	7,600,000
Delaware Valley, PA, Regional Finance Authority (Series C) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.55%, 2/04/09	5,000,000	5,000,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue Bond, (Series-D) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.55%, 2/04/09	3,000,000	3,000,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.55%, 2/04/09	1,300,000	1,300,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, BMTF-Mode 1, Weekly VRDNs, (Bayerische Landesbank, LOC)
0.55%, 2/04/06	1,000,000	1,000,000
Erie County, PA, Hospital Authority Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A.)
0.50%, 2/02/09	700,000	700,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A.)
0.50%, 2/04/09	2,000,000	2,000,000
Moon IDA, PA, Industrial Development Refunding Revenue Bonds, Weekly VRDNs, (PNC Bank, N.A. LOC)/(Executive Office Association Project)
0.47%, 2/05/09	1,900,000	1,900,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.),
1.34%, 2/04/09	8,775,000	8,774,999
Northampton County, PA, Higher Education Authority, Revenue Bonds (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.)
0.35%, 2/05/09	3,000,000	3,000,000

Pennsylvania Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT (Dodge Realty Partners LP)/(PNC Bank LOC)
0.67%, 2/05/09 (5)	3,000,000	3,000,000
Pennsylvania Energy Development Authority, Revenue Bonds, Weekly VRDNs, AMT (Edensburg Power Company)/(Landesbank Hessen-Thueringen (GTD) SA),
0.70%, 2/04/09 (5)	2,400,000	2,400,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs, (Drexel University)/(Heleba LOC),
0.52%, 2/05/09	3,645,000	3,645,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs, (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ),
0.50%, 2/02/09	5,600,000	5,600,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank)
1.50%, 2/05/09	3,900,000	3,900,000
Westmoreland County, PA, IDA, Revenue Bonds (Series C) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A.),
0.62%, 2/05/09	1,095,000	1,095,000

Total Pennsylvania		57,914,999

SOUTH CAROLINA—2.9%
Berkeley County, SC, Pollution Control Authority, Revenue Bonds, Daily VRDNs, (Amoco Chemical CO)
0.43%, 2/02/09	1,850,000	1,850,000
North Charleston, SC, Certificate Participation, Refunding Bonds, Weekly VRDNs, (Public Facilities Convention)/(Bank of America N.A., LOC)
0.45%, 2/04/09	4,500,000	4,500,000

Total South Carolina		6,350,000

TENNESSEE—0.6%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs, (PET Inc.)/(BNP Paribas LOC),
0.52%, 2/05/09	1,285,000	1,285,000

TEXAS—0.6%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobil Corporation)/
0.30%, 2/02/09	1,200,000	1,200,000

UTAH—1.3%
Emery County, UT, Pollution Control Revenue, Weekly VRDNs, (Pacificorp)/(BNP Paribus LOC),
0.50%, 2/04/09	1,800,000	1,800,000
Washington County-St George Interlocal Agency, UT, Lease Refunding Revenue Bonds Weekly VRDNs, (Bank of America N.A. LOC)
0.45%, 2/05/09	1,100,000	1,100,000

Total Utah		2,900,000

WISCONSIN—4.6%
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue Refunding Bonds, AMT (Series A) Weekly VRDNs, (GO of Authority)/(Westlab AG)
0.65%, 2/04/09 (5)	10,000,000	10,000,000

Total Short-term Municipal Bonds (Cost $171,705,999)		171,705,999

MUNICIPAL BONDS—15.4%
MAINE—0.7%
Westbrook, ME, GO Limited, Refunding Notes, (FSA INS)
4.00%, 10/15/09	1,591,000	1,611,660

NEW YORK—8.6%
Cheektowaga-Maryvale, NY, Union Free School District, GO Unlimited Refunding Notes, BANs (Series A), (State Aid Withholding)
3.00%, 12/22/09	4,540,000	4,585,524
East Hampton Town, NY, GO Unlimited, BANs (Series B)
2.50%, 8/27/09	1,500,000	1,504,168
Hudson, NY, City School District, GO Unlimited Notes, RANs
3.50%, 4/15/09	2,190,000	2,196,609
Metropolitan Transportation Authority, NY, Commuter Facilities Revenue Bonds (Series C-1), (FGIC INS)/(PRF to 7/01/09)
5.30%, 2/25/09	2,475,000	2,507,156
Poughkeepsie City, NY, GO Unlimited Notes, BANs (Series D)
3.00%, 7/17/09	2,865,000	2,881,019
Wheatland Chili, NY, Central School District, GO Unlimited BANs, (State Aid Withholding)
3.00%, 6/16/09	5,000,000	5,020,250

Total New York		18,694,726

TEXAS—4.6%
Laredo Texas Sports Venue Sales Tax Revenue, (FGIC INS)/(US Government Securities PRF 3/15/09 @ 100)
5.38%, 3/15/09	4,955,000	4,973,947
Texas State, Cash Flow Management Public Improvements, TRANs
3.00%, 8/28/09	5,000,000	5,038,409

Total Texas		10,012,356

WISCONSIN—1.5%
Holmen, WI, School District, GO Unlimited Refunding Notes, BANs (Series B)
3.60%, 12/01/09	3,250,000	3,286,908

Total Municipal Bonds (Cost $33,605,650)		33,605,650

Total Investments—99.6% (Cost $216,771,649)		216,771,649

Other assets less liabilities—0.4%		771,402

Total Net Assets—100.0%		$217,543,051

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$216,771,649	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$216,771,649	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Principal Amount	Value
COMMERCIAL PAPER—33.1% (6)
ASSET BACKED SECURITIES—9.7%
Apreco, LLC
0.50%, 4/06/09	$42,000,000	$41,962,667
CAFCO LLC
0.42%, 4/24/09	43,000,000	42,958,863
Ciesco LLC
0.70%, 4/09/09	42,000,000	41,945,283
CRC Funding LLC
0.65%, 4/16/09	42,000,000	41,943,883
Falcon Asset Securitization Co., LLC
0.30%, 2/19/09	43,000,000	42,993,551
FCAR Owner Trust Series I
1.65%, 2/11/09	42,000,000	41,980,750

Total Asset Backed Securities		253,784,997

AUTO MANUFACTURERS—5.2%
American Honda Finance Corp., MTN
1.98%, 3/18/09 (1)(2)(3)	135,000,000	135,000,000

COMPUTERS—1.6%
Hewlett Packard Co.
2.75%, 2/02/09	42,000,000	41,996,792

DIVERSIFIED FINANCIAL SERVICES—3.2%
Atlantis One Funding Corp.
0.30%, 2/02/09 (2)(3)	42,000,000	41,999,650
General Electric Capital Corp.
1.90%, 5/22/09	43,000,000	42,750,361

Total Diversified Financial Services		84,750,011

FINANCIAL SERVICES—1.7%
American Express Credit Corp.
0.30%, 2/09/09	43,000,000	42,997,133

FOOD—3.3%
Nestle Capital Corp.
0.14%, 3/16/09	43,000,000	42,992,810
Unilever Capital Corp.
1.25%, 3/25/09	43,000,000	42,922,361

Total Food		85,915,171

INSURANCE—1.6%
Prudential Funding LLC
0.40%, 2/25/09	43,000,000	42,988,533

OIL & GAS—1.6%
Chevron Corp.
1.20%, 3/02/09	43,000,000	42,958,433

RETAIL—5.2%
Wal-Mart Stores, Inc.
2.14%, 3/10/09	135,000,000	134,703,769

Total Commercial Paper (Cost $865,094,839)		865,094,839

NOTES - VARIABLE—1.7%
AUTOMOTIVE MANUFACTURING—1.7%
Toyota Motor Credit Corp.
0.75%, 2/23/09 (Cost $42,980,292)	43,000,000	42,980,292

U.S. GOVERNMENT AGENCY & OBLIGATIONS—40.7%
FEDERAL FARM CREDIT BANK—3.8%
0.21%, 2/21/09 (1)	100,000,000	100,000,000

FEDERAL HOME LOAN BANK (FHLB)—30.9%
2.17%, 2/11/09 (1)	125,000,000	125,000,000
Discount Note,
0.06%, 2/02/09 (7)	85,000,000	84,999,858
0.33%, 4/17/09 (7)	50,000,000	49,978,125
0.45%, 6/01/09 (7)	85,000,000	84,569,333
0.52%, 7/13/09 (7)	125,000,000	124,718,750
Series 1,
0.49%, 2/02/09 (1)	150,000,000	150,000,001
2.02%, 2/20/09 (1)	135,000,000	134,996,031
1.39%, 4/05/09 (1)	50,000,000	49,975,111

Total Federal Home Loan Bank		804,237,209

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—6.1%
1.22%, 4/28/09 (1)	75,000,000	75,000,000
0.60%, 5/11/09 (7)	84,650,000	84,312,458

Total Federal Home Loan Mortgage Corporation		159,312,458

Total U.S. Government Agency & Obligations (Cost $1,063,549,667)		1,063,549,667

REPURCHASE AGREEMENTS—24.5%
Interest in $325,000,000 repurchase agreement 0.27%, dated 1/30/09 under which Barclays Bank will repurchase U.S. Government securities maturing on 1/27/17 for $325,007,313 on 2/02/09. The market value of the underlying securities at the end of the period was $328,250,178.	325,000,000	325,000,000
Interest in $315,000,000 repurchase agreement 0.27%, dated 1/30/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturities to 5/15/29 for $315,007,088 on 2/02/09. The market value of the underlying securities at the end of the period was $318,150,058.	315,000,000	315,000,000

Total Repurchase Agreements (Cost $640,000,000)		640,000,000

Total Investments—100.0% (Cost $2,611,624,798)		2,611,624,798

Other assets less liabilities—0.0%		807,692

Total Net Assets—100.0%		$2,612,432,490

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$2,611,624,798	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,611,624,798	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Principal Amount	Value
COMMERCIAL PAPER—20.9% (6)
ASSET BACKED SECURITIES—7.2%
Apreco, LLC
0.50%, 4/06/09	$8,000,000	$7,992,889
CAFCO LLC
0.42%, 4/24/09	7,000,000	6,993,303
Ciesco LLC
0.70%, 4/09/09	8,000,000	7,989,578
CRC Funding LLC
0.65%, 4/16/09	8,000,000	7,989,311
Falcon Asset Securitization Co., LLC
0.30%, 2/19/09	7,000,000	6,998,950
FCAR Owner Trust Series I
1.65%, 2/11/09	8,000,000	7,996,334

Total Asset Backed Securities		45,960,365

AUTO MANUFACTURERS—2.3%
American Honda Finance Corp., MTN
1.98%, 3/18/09 (1)(2)(3)	15,000,000	15,000,000

COMPUTERS—1.3%
Hewlett Packard Co.
2.75%, 2/02/09	8,000,000	7,999,389

DIVERSIFIED FINANCIAL SERVICES—2.3%
Atlantis One Funding Corp.
0.30%, 2/02/09 (2)(3)	8,000,000	7,999,933
General Electric Capital Corp.
1.90%, 5/22/09	7,000,000	6,959,361

Total Diversified Financial Services		14,959,294

FINANCIAL SERVICES—1.1%
American Express Credit Corp.
0.30%, 2/09/09	7,000,000	6,999,533

FOOD—2.2%
Nestle Capital Corp.
0.14%, 3/16/09	7,000,000	6,998,830
Unilever Capital Corp.
1.25%, 3/25/09	7,000,000	6,987,361

Total Food		13,986,191

INSURANCE—1.1%
Prudential Funding LLC
0.40%, 2/25/09	7,000,000	6,998,133

OIL & GAS—1.1%
Chevron Corp.
1.20%, 3/02/09	7,000,000	6,993,233

RETAIL—2.3%
Wal-Mart Stores, Inc.
2.14%, 3/10/09	15,000,000	14,967,086

Total Commercial Paper (Cost $133,863,224)		133,863,224

NOTES—VARIABLE—1.1%
AUTOMOTIVE MANUFACTURING—1.1%
Toyota Motor Credit Corp.
0.75%, 2/23/09 (Cost $6,996,792)	7,000,000	6,996,792

U.S. GOVERNMENT AGENCY & OBLIGATIONS—34.7%
FEDERAL FARM CREDIT BANK—3.1%
0.21%, 2/21/09 (1)	20,000,000	20,000,000

FEDERAL HOME LOAN BANK (FHLB)—27.2%
2.17%, 2/11/09 (1)	25,000,000	25,000,000
Discount Notes,
0.06%, 2/02/09 (7)	15,000,000	14,999,975
0.33%, 4/17/09 (7)	15,000,000	14,993,438
0.45%, 6/01/09 (7)	15,000,000	14,924,000
0.52%, 7/13/09 (7)	25,000,000	24,943,750
Series 1,
0.49%, 2/02/09 (1)	25,000,000	24,999,999
2.02%, 2/20/09 (1)	21,000,000	20,999,383
1.39%, 4/05/09 (1)	33,825,000	33,808,162

Total Federal Home Loan Bank		174,668,707

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—4.4%
1.22%, 4/28/09 (1)	15,000,000	15,000,000
0.60%, 5/11/09 (7)	13,000,000	12,948,163

Total Federal Home Loan Mortgage Corporation		27,948,163

Total U.S. Government Agency & Obligations (Cost $222,616,870)		222,616,870

REPURCHASE AGREEMENTS—43.3%
Interest in $140,000,000 repurchase agreement 0.27%, dated 1/30/09 under which Barclays Bank will repurchase U.S. Government securities maturing on 12/14/22 for $140,003,150 on 2/02/09. The market value of the underlying securities at the end of the period was $141,400,876.	140,000,000	140,000,000
Interest in $138,000,000 repurchase agreement 0.27%, dated 1/30/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturities to 10/08/27 for $138,003,105 on 2/02/09. The market value of the underlying securities at the end of the period was $139,380,048.	138,000,000	138,000,000

Total Repurchase Agreements (Cost $278,000,000)		278,000,000

Total Investments—100.0% (Cost $641,476,886)		641,476,886

Other assets less liabilities—0.0%		253,015

Total Net Assets—100.0%		$641,729,901

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$641,476,886	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$641,476,886	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB NY TAX FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—4.5% (6)
NEW YORK—4.5%
New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD)
0.50%, 3/03/09	$5,000,000	$5,000,000
New York State, (Series 97-A), (Bayerische Landesbank)
2.90%, 2/18/09	4,000,000	4,000,000

Total Commercial Paper (Cost $9,000,000)		9,000,000

SHORT-TERM MUNICIPAL BONDS—77.2% (4)
NEW YORK—77.2%
Albany, NY, IDA, Housing Revenue, AMT(Series A) Weekly VRDNs, (South Mall Towers Project)/(FANNIE MAE)
0.55%, 2/05/09 (5)	3,000,000	3,000,000
City of New York, NY, GO Unlimited (Series B-Subseries B8) Weekly VRDNs, (Bayerische Landesbank LOC)
0.33%, 2/04/09	3,200,000	3,200,000
City of New York, NY, GO Unlimited (Subseries H-4) Daily VRDNs, (Bank of New York LOC)
0.35%, 2/02/09	6,950,000	6,950,000
City of New York, NY, GO Unlimited, Daily VRDNs, (Subseries A-7), (AMBAC)/(Bank of Nova Scotia)
0.70%, 2/02/09	7,610,000	7,610,000
Dutchess County, NY, IDA, (Series A) Weekly VRDNs, (Marist College)/(JP Morgan Chase Bank LOC),
0.45%, 2/05/09	1,570,000	1,570,000
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A. LOC),
0.47%, 2/05/09	2,400,000	2,400,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank)
2.25%, 2/05/09	14,700,000	14,700,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series G) Daily VRDNs, (BNP Paribas)
0.39%, 2/02/09	2,600,000	2,600,000
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank)
0.35%, 2/05/09	1,590,000	1,590,000
New York City, NY, Capital Residence Corp., Revenue Bonds, (Series A) Weekly VRDNs, (Bank of America N.A. LOC)/(Maimonides Medical Center)
0.35%, 2/05/09	2,100,000	2,100,000
New York City, NY, GO Bonds (Series A-4) Daily VRDNs, (Baden LOC),
0.48%, 2/02/09	8,095,000	8,095,000
New York City, NY, GO Bonds (Series A-4) Daily VRDNs, (Bayerische Landesbank (GTD) LOC),
0.55%, 2/02/09	3,000,000	3,000,000
New York City, NY, GO Bonds (Series F-4) Weekly VRDNs, (Helena LOC),
0.38%, 2/04/09	1,475,000	1,475,000
New York City, NY, GO Bonds (Series F-6) Weekly VRDNs, (Morgan Guarantee LOC),
0.25%, 2/04/09	1,825,000	1,825,000
New York City, NY, GO Bonds (Series H-Subseries H-2) Daily VRDNs, (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC)
0.55%, 2/02/09	5,050,000	5,050,000
New York City, NY, GO Bonds (Subseries A-5) Daily VRDNs, (KBC Bank N.V. LOC),
0.35%, 2/02/09	4,600,000	4,600,000
0.35%, 2/02/09	2,000,000	2,000,000

New York City, NY, GO Bonds (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia LOC),
0.35%, 2/04/09	1,350,000	1,350,000
New York City, NY, GO Bonds (Subseries A-6) Weekly VRDNs, (Baden LOC),
0.40%, 2/04/09	3,000,000	3,000,000
New York City, NY, GO Bonds (Subseries I-4) Weekly VRDNs, (Bank of New York-LOC),
0.43%, 2/04/09	3,500,000	3,500,000
New York City, NY, GO Unlimited (Series H-Subseries H5) Daily VRDNs, (Landesbank Hessen-Thueringer LOC),
0.55%, 2/02/09	2,000,000	2,000,000
New York City, NY, GO Unlimited (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A. LOC)
0.48%, 2/02/09	4,750,000	4,750,000
New York City, NY, GO Unlimited Bonds (SubSeries A-10) Daily VRDNs, (Morgan Guaranty Trust LOC),
0.39%, 2/02/09	1,200,000	1,200,000
New York City, NY, Housing Development Corp., MFH, AMT (Series A), (East 170th Street Association LP)/(Citibank NA, New York LOC),
0.55%, 2/24/09 (5)	3,500,000	3,500,000
New York City, NY, Housing Development Corp., MFH Revenue Bonds, AMT (Series A) Weekly VRDNs, (Urban Horizons II LP)/(Citibank NA, New York LOC),
0.55%, 2/04/09 (5)	7,450,000	7,450,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank),
0.43%, 2/04/09	3,675,000	3,675,000
New York City, NY, Transitional Finance Authority (Series A-2) Weekly VRDNs, (Bank of Nova Scotia SPA),
0.33%, 2/04/09	1,800,000	1,800,000
New York City, NY, Transitional Finance Authority, (Subseries C4) Daily VRDNs, (Future Tax Secured)/(Landesbank Hessen-Thueringen (GTD) SA)
0.42%, 2/02/09	3,575,000	3,575,000
New York City, NY, Transitional Finance Authority, Revenue Bonds (SubSeries 2F) Daily VRDNs, (Bayerische Landesbank (GTD) LOC),
0.55%, 2/02/09	1,500,000	1,500,000
New York State Dormitory Authority, Revenue Bonds, Mental Health Services (Subseries D-2H) Weekly VRDNs, (HSBC Bank USA NA LOC)
0.35%, 2/05/09	4,300,000	4,300,000
New York State Energy Research & Development Authority, Revenue Bonds (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A.)
0.39%, 2/04/09	7,000,000	7,000,000
New York State HFA, Service Contract, Revenue Bonds, (Series B) Weekly VRDNs, (BNP Paribas SA LOC),
0.35%, 2/04/09	3,800,000	3,800,000
New York State Local Government Assistance Corp., Refunding Revenue Bonds, (Sub Lien-Series 4V) Weekly VRDNs, (FSA GO of Corp.)/(WESTLB AG)
1.25%, 2/04/09	2,500,000	2,500,000
New York State Local Government Assistance Corp., Revenue Bonds (Series A) Weekly VRDNs, (GO of Corp.)/(Bayerische Landesbank)/(Westdeutsche Landesbank)
0.35%, 2/04/09	1,000,000	1,000,000
New York State Local Government Assistance Corp., (Series B) Weekly VRDNs, (GO of Corp.)/(Westdeutsche Landesbank LOC)/(Bayerische Landesbank LOC)
0.75%, 2/04/09	4,000,000	4,000,000
New York State Local Government Assistance Corp., Revenue Bonds (Series G) Weekly VRDNs, (Bank of Nova Scotia)
0.35%, 2/04/09	5,000,000	5,000,000
New York State, HFA Revenue Bond, AMT (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringer)
0.55%, 2/04/09 (5)	6,500,000	6,500,000
New York, NY, GO Unlimited (SubSeries A-8) Daily VRDNs, (JP Morgan Chase)
0.35%, 2/02/09	1,700,000	1,700,000

New York, NY, GO Unlimited (SubSeries C-2) Weekly VRDNs, (Bayerische Landesbank)
0.33%, 2/04/09	1,000,000	1,000,000
New York, NY, GO Unlimited (SubSeries H-1) Daily VRDNs, (Bank of New York LOC)
0.55%, 2/02/09	1,770,000	1,770,000
Ontario County, NY, IDA, (Series A) Weekly VRDNs, (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC),
0.90%, 2/04/09	2,400,000	2,400,000
Seneca County, NY, IDA, Weekly VRDNs, (Kidspace National Centers of New York, Inc.)/(Key Bank, N.A. LOC),
1.05%, 2/05/09	1,930,000	1,930,000
Suffolk County, NY, IDA, (Series B) Weekly VRDNs, (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)
1.25%, 2/04/09	1,040,000	1,040,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemburgh, LIQ)
0.51%, 2/05/09	1,100,000	1,100,000

Total Short-term Municipal Bonds (Cost $154,105,000)		154,105,000

MUNICIPAL BONDS—17.9%
NEW YORK—16.3%
Campbell-Savona, NY, Central School District, GO Unlimited BANs, (State Aid Withholding)
5.00%, 11/19/09	2,000,000	2,040,383
East Hampton Town, NY, GO Unlimited, BANs (Series B)
2.50%, 8/27/09	1,000,000	1,002,779
Moriah, NY, Central School District, GO Unlimited BANs, (State Aid Withholding)
3.38%, 9/25/09	3,112,000	3,124,066
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Prerefunding Revenue Bonds, (Series A), (FGIC INS)/(PRF to 6/15/09 @ 101)
5.75%, 2/25/09	3,600,000	3,690,029
New York City, NY, Transitional Finance Authority, Revenue Bonds (Series A), (Future Tax Secured)/(MBIA-IBC)/(PRF to 8/15/09 @ 101)
5.75%, 2/25/09	1,300,000	1,350,858
New York State, NY, Thruway Authority, Income Tax Revenue Bonds (Series A), (MBIA INS)
3.75%, 3/15/09	1,660,000	1,662,530
North Greenbush, NY, GO Unlimited Refunding Notes, BANs
2.75%, 4/17/09	5,000,000	5,005,003
Poughkeepsie City, NY, GO Unlimited Notes, BANs (Series D)
3.00%, 7/17/09	3,000,000	3,016,775
Sherrill, NY, City School District, GO Unlimited BANs, (State Aid Withholding)
4.38%, 8/21/09	3,444,000	3,482,760
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Series A), (GO of Authority)/(PRF 7/01/09 @ 100.5)
5.25%, 2/25/09	1,000,000	1,009,144
TSASC, Inc., NY, Cash flow management Public Improvements, (Series 1), (Planned Principal 2012)/(PRF to 7/15/09 @ 101)
6.00%, 2/25/09	1,075,000	1,103,277
TSASC, Inc., NY, Cash flow management, Public Improvements, (PRF to 7/15/09 @ 101)
6.25%, 2/25/09	1,000,000	1,029,182
Webster, NY, Central School District, GO UT, (FGIC State Aid Withholding)
5.13%, 2/25/09	1,000,000	1,038,503
Wheatland Chili, NY, Central School District, GO Unlimited BANs, (State Aid Withholding)
3.00%, 6/16/09	3,805,000	3,820,410

Total New York		32,375,699

WISCONSIN—1.6%
Holmen, WI, School District, GO Unlimited Refunding Notes, BANs (Series B)
3.60%, 12/01/09	3,250,000	3,286,908

Total Municipal Bonds (Cost $35,662,607)		35,662,607

Total Investments—99.6% (Cost $198,767,607)		198,767,607

Other assets less liabilities—0.4%		808,692

Total Net Assets—100.0%		$199,576,299

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$198,767,607	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$198,767,607	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB PENNSYLVANIA TAX FREE MONEY MARKET

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—1.3% (6)
PENNSYLVANIA—1.3%
Montgomery County, PA, IDA, (BNP Paribas LOC), Mandatory Tender
0.55%, 5/04/09
(Cost $1,000,000)	$1,000,000	$1,000,000

SHORT-TERM MUNICIPAL BONDS—79.9% (4)
PENNSYLVANIA—79.9%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs, (Carnegie Mellon University)/ (Landesbank Hessen-Thueringen (GTD) SA),
0.35%, 2/02/09	3,025,000	3,025,000
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Weekly VRDNs, (Dialysis Clinic Inc.)/(Bank of America N.A.)
0.45%, 2/05/09	1,150,000	1,150,000
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A. LOC),
0.60%, 2/02/09	1,500,000	1,500,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (Atlantic Richfield-GTD)/(BP Plc. GTD),
0.43%, 2/04/09	2,350,000	2,350,000
Bucks County, PA, IDA, Revenue Bonds, Weekly VRDNs, (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC),
0.45%, 2/04/09	1,200,000	1,200,000
Chartiers Valley, PA, Industrial & Commercial Development Authority, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Asbury Villas)/(Fifth Third Bank LOC)
1.15%, 2/05/09	4,000,000	4,000,000
Chester County, PA, Health & Education Facilities Authority, Revenue Bonds (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A.)
0.55%, 2/04/09	300,000	300,000
Chester County, PA, Health & Education Facilities Authority, Health System Refunding Revenue Bonds (Series A) Weekly VRDNs, (Jefferson Health System)/(JP Morgan Chase Bank)
0.50%, 2/04/09	1,700,000	1,700,000
Chester County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Archdiocese of Philadelphia)/(Wachovia LOC),
0.60%, 2/02/09	2,700,000	2,700,000
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.-GTD),
0.35%, 2/04/09	3,075,000	3,075,000
Delaware County, PA, IDA Refunding Revenue Bonds (Series G) Weekly VRDNs, (General Electric Capital Corp.)
0.35%, 2/04/09	700,000	700,000
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (United Parcel Services-GTD)
0.43%, 2/02/09	1,400,000	1,400,000
Delaware Valley, PA, Regional Finance Authority (Series C) Weekly VRDNs, (Bayerische LOC)
0.55%, 2/04/09	500,000	500,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue Bond, (Series-D) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.55%, 2/04/09	2,000,000	2,000,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue (Series B) Weekly VRDNs, (Bayerische Landesbank)
0.55%, 2/04/09	200,000	200,000
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue (Series A) Weekly VRDNs, (Bayerische Landesbank LOC)
0.55%, 2/04/09	2,100,000	2,100,000

Emmaus, PA, General Authority Revenue (Series B) Weekly VRDNs, (Goldman Sachs & Company-GIC),
0.40%, 2/04/09	700,000	700,000
Emmaus, PA, General Authority Revenue (Series F-1) Weekly VRDNs,
0.40%, 2/04/09	2,200,000	2,200,000
Emmaus, PA, General Authority Revenue (Series G) Weekly VRDNs, (Goldman Sachs & Company-GIC),
0.40%, 2/04/09	1,200,000	1,200,000
Emmaus, PA, General Authority Revenue, (Series E) Weekly VRDNs, (Goldman Sachs Group Inc.),
0.40%, 2/04/09	700,000	700,000
Emmaus, PA, IDA General Authority (Series A) Weekly VRDNs, (FSA INS)/(Wachovia SPA)
1.80%, 2/05/09	1,100,000	1,100,000
Erie County, PA, Hospital Authority Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A.)
0.50%, 2/02/09	2,000,000	2,000,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A.)
0.50%, 2/04/09	1,210,000	1,210,000
Erie, PA, Higher Education Building Authority, University Revenue Bonds (Series F) Weekly VRDNs, (Gannon University)/(PNC Bank N.A.)
0.47%, 2/05/09	100,000	100,000
Geisinger Authority, PA, Health System Refunding Bonds (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.)
0.35%, 2/02/09	1,000,000	1,000,000
Indiana County, PA, IDA, Revenue Bonds, (Series A) Daily VRDNs, AMT (Exelon Generation Co LLC)/(BNP Paribas LOC)
0.64%, 2/02/09 (5)	2,900,000	2,900,000
Lancaster County, PA, Hospital Authority Revenue Bonds, Daily VRDNs, (Bank of America N.A. LOC)/(Lancaster General Hospital)
0.32%, 2/02/09	600,000	600,000
Moon IDA, PA, Industrial Development Refunding Revenue Bonds, Weekly VRDNs, (PNC Bank, N.A. LOC)/(Executive Office Association Project)
0.47%, 2/05/09	1,000,000	1,000,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.),
1.34%, 2/04/09	1,000,000	1,000,000
Pennsylvania Energy Development Authority, Revenue Bonds, Weekly VRDNs, AMT (Edensburg Power Company)/(Landesbank Hessen-Thueringen (GTD) SA),
0.70%, 2/04/09 (5)	2,000,000	2,000,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs, (Drexel University)/(Heleba LOC),
0.52%, 2/05/09	1,000,000	1,000,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs, (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ),
0.50%, 2/02/09	2,800,000	2,800,000
0.50%, 2/02/09	700,000	700,000
Pennsylvania State University, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(JP Morgan Chase Bank N.A. SPA)
0.47%, 2/05/09	500,000	500,000
Pennsylvania State University, Revenue Bonds (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank),
0.47%, 2/05/09	2,100,000	2,100,000
Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds (Series I2) Weekly VRDNs, (Mercyhurst College)/(Associated Independent Colleges)/(PNC Bank N.A.)
0.47%, 2/05/09	595,000	595,000
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs, (JPMorgan Chase-LOC 50%, Bank of Nova Scotia-LOC 50%)
0.35%, 2/05/09	2,700,000	2,700,000

Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Refunding Revenue Bonds (Series B) Daily VRDNs, (Childrens Hospital Philadelphia)/(JP Morgan Chase Bank N.A. LIQ)
0.55%, 2/02/09	2,000,000	2,000,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Refunding Revenue Bonds (Series B) Daily VRDNs, (Childrens Hospital Philadelphia)/(Wachovia Bank N.A.)
0.55%, 2/02/09	1,000,000	1,000,000
Philadelphia, PA, IDA Revenue Bonds, Daily VRDNs, (Newcourtland Elder Services)/(PNC Bank N.A.)
0.50%, 2/02/09	1,400,000	1,400,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank)
1.50%, 2/05/09	1,600,000	1,600,000
Westmoreland County, PA, IDA, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A.),
0.62%, 2/05/09	1,085,000	1,085,000

Total Pennsylvania		63,090,000

Total Short-term Municipal Bonds (Cost $63,090,000)		63,090,000

MUNICIPAL BONDS—17.7%
NEW YORK—3.7%
Campbell-Savona, NY, Central School District, GO Unlimited BANs, (State Aid Withholding)
5.00%, 11/19/09	1,400,000	1,428,268
New York City, NY, Transitional Finance Authority Revenue Bonds (Series A), (Future Tax Secured)/(PRF to 8/15/09 @ 101)
5.75%, 2/25/09	1,500,000	1,543,655

Total New York		2,971,923

PENNSYLVANIA—12.1%
Daniel Boone, PA, Area School District, GO Limited, (State Aid Withholding)
3.00%, 8/15/09	620,000	623,424
Dover Township, PA, Sewer Authority, Refunding Revenue Bonds (Series A), (Municipal Government GTD)
2.00%, 11/01/09	740,000	741,633
Forest Hills, PA, School District Refunding Revenue Bonds, GO Limited, (Assured Guaranty State Aid Withholding)
3.00%, 11/15/09	960,000	974,189
Penn Trafford, PA, School District, GO Unlimited Refunding Revenue Bonds, (FSA State Aid Withholding)
3.00%, 5/01/09	1,420,000	1,422,836
Pennsylvania State, Public School Building Authority, Community College Revenue Bonds, (Community College of Philadelphia)
3.00%, 6/15/09	2,210,000	2,216,822
Pennsylvania, PA, IDA, Economic Development, Refunding Revenue Bonds, (AMBAC INS)
5.00%, 7/01/09	1,500,000	1,517,902
Scranton-Lackawanna, PA, Health & Welfare Authority Refunding Revenue Bond, (Escrowed To Maturity)/(University of Scranton)/(AMBAC INS)
6.50%, 3/01/09	1,420,000	1,424,825
State Public School Building Authority, PA, College Revenue Bonds (Series A), (Harrisburg Area Community College)/(FSA INS)
4.00%, 10/01/09	605,000	613,303

Total Pennsylvania		9,534,934

WISCONSIN—1.9%
Holmen, WI, School District, GO Unlimited Refunding Notes, BANs (Series B)
3.60%, 12/01/09	1,500,000	1,517,034

Total Municipal Bonds (Cost $14,023,891)		14,023,891

Total Investments—98.9% (Cost $78,113,891)	78,113,891

Other assets less liabilities—1.1%	876,055

Total Net Assets—100.0%	$78,989,946

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$78,113,891	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$78,113,891	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The categories of investments are shown as a percentage of total net assets at January 31, 2009.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities were as follows:

			ACQUISITION		PERCENTAGE
	ACQUISITION	ACQUISITION	VALUE PER	MARKET	OF TOTAL
SECURITY	DATE	COST	UNIT	VALUE	NET ASSETS
Money Market Fund
American Honda Finance Corp.	3/13/2008	$150,000,000	$1.000	$135,000,000
Atlantis One Funding Corp.	1/30/2009	41,998,950	1.000	41,999,650
				176,999,650	6.8%
Prime Money Market Fund
American Honda Finance Corp.	3/18/2008	15,000,000	1.000	15,000,000
Atlantis One Funding Corp.	1/30/2009	7,999,800	1.000	7,999,933
				22,999,933	3.6%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2009, these liquid restricted securities were as follows:

MTB FUND	AMOUNT	PERCENTAGE OF TOTAL NET ASSETS
Money Market Fund	$176,999,650	6.8%
Prime Money Market Fund	22,999,933	3.6%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At January 31, 2009, 6.3% of the total investments at market value were subject to the federal alternative minimum tax for the Pennsylvania Tax-Free Money Market Fund, 10.3% for New York Tax-Free Money Market Fund, and 8.5% for Tax-Free Money Market Fund.

(6)	Discount rate at time of purchase.

(7)	Zero Coupon Security. The rate shown reflects the yield to maturity at January 31, 2009.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

COL – Collateralized

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance

GO – General Obligations

GTD – Guaranteed

HEFA – Health and Education Facilities Authority

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDB – Industrial Development Board

INS – Insured

LIQ – Liquidity Agreement

LOC(s) – Letter(s) of Credit

MBIA – Municipal Bond Investors Assurance

MFH – Multi-Family Housing

MTN – Medium Term Note

PRF – Prerefunded

RANs – Revenue Anticipation Notes

TRANs – Tax and Revenue Anticipation Notes

VRDNs – Variable Rate Demand Notes

Cost for federal income tax purposes in substantially the same as for financial statement purposes. The following amounts apply as of January 31, 2009:

FUND	COST OF INVESTMENTS
U.S. Treasury Money Market Fund	$1,915,451,053
U.S. Government Money Market Fund	3,986,376,128
Tax-Free Money Market Fund	216,771,649
Money Market Fund	2,611,624,798
Prime Money Market Fund	641,476,886
New York Tax-Free Money Market Fund	198,767,607
Pennsylvania Tax-Free Money Market Fund	78,113,891

MTB SHORT DURATION GOVERNMENT BOND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Par Value	Market Value
COLLATERALIZED MORTGAGE OBLIGATIONS—70.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—27.6%
Series 2580-JB
4.00%, 12/15/16	$3,874,219	$3,918,626
Series 2617-GB
4.00%, 6/15/16	1,321,609	1,340,556
Series 2617-GW
3.50%, 6/15/16	1,548,237	1,555,686
Series 2640-TL
4.00%, 11/15/26	3,334,801	3,355,029
Series 2707-ON
4.00%, 7/15/14	46,860	46,851
Series 2765-JH
3.00%, 5/15/19	520,868	523,019
Series 2786-PB
4.00%, 5/15/14	167,222	167,692
Series 2866-WN
4.50%, 1/15/24	5,087,986	5,114,472
Series 3062-LU
5.50%, 10/15/16	6,302,196	6,584,808
Series 3074-BG
5.00%, 9/15/33	5,000,000	5,128,935
Series 3081-CB
5.00%, 5/15/21	5,000,000	5,297,016
Series R001-AE
4.38%, 4/15/15	2,054,718	2,067,296

Total Federal Home Loan Mortgage Corporation		35,099,986

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—14.8%
Series 1992-43-E
7.50%, 4/25/22	40,963	41,755
Series 2002-70-OD
5.00%, 5/25/15	59,465	59,412
Series 2002-94-MC
5.00%, 8/25/15	1,056,305	1,070,377
Series 2003-83-PB
3.50%, 9/25/16	51,210	51,174
Series 2004-55-LA
4.50%, 6/25/21	9,191,703	9,246,567
Series 2004-70-BC
4.50%, 1/25/16	1,243,436	1,252,640
Series 3196-PA
5.25%, 8/15/11	6,971,996	7,113,700

Total Federal National Mortgage Association		18,835,625

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—28.3%
Series 2003-101-BE
4.50%, 2/20/29	490,024	495,083
Series 2003-10-PV
5.50%, 1/20/14	6,327,965	6,573,939
Series 2003-70 MW
4.00%, 7/20/33	1,613,542	1,618,131
Series 2004-26-HJ
4.00%, 6/16/27	379,377	381,088

Series 2004-27-F
0.66%, 2/20/09 (1)	5,625,038	5,454,180
Series 2004-39-XF
0.58%, 2/16/09 (1)	2,721,233	2,607,384
Series 2004-62-PA
4.50%, 6/20/28	1,472,258	1,476,309
Series 2004-65-PA
4.50%, 9/20/32	2,386,504	2,405,858
Series 2004-76 VE
5.00%, 9/17/15	3,598,749	3,653,990
Series 2005-20 VA
5.00%, 6/16/16	4,999,203	5,277,599
Series 2005-44-PC
5.00%, 12/20/33	5,747,615	5,869,701
Series 2008-6-AK
4.50%, 12/20/30	232,047	231,880

Total Government National Mortgage Association		36,045,142

Total Collateralized Mortgage Obligations (Cost $88,603,078)		89,980,753

GOVERNMENT AGENCIES—27.2%
BANKS—4.9%
Goldman Sachs Group, Inc.
3.25%, 6/15/12	1,000,000	1,034,446
Morgan Stanley
2.90%, 12/01/10	5,000,000	5,153,707

Total Banks		6,188,153

FEDERAL HOME LOAN BANK (FHLB)—6.4%
5.13%, 9/10/10	3,835,000	4,049,395
3.38%, 10/20/10	4,000,000	4,130,562

Total Federal Home Loan Bank		8,179,957

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—15.9%
4.80%, 2/17/09 (1)	14,992,000	14,942,271
4.70%, 7/28/10	5,000,000	5,246,862

Total Federal National Mortgage Association		20,189,133

Total Government Agencies (Cost $33,838,252)		34,557,243

MORTGAGE-BACKED SECURITIES—0.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—0.0%
Pool B70012
9.00%, 4/01/16	3,499	3,509

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.1%
Pool 521605
9.00%, 6/01/22	83,692	88,258

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.1%
Pool 203632
8.50%, 2/15/17	7,320	7,577
Pool 306066
8.50%, 7/15/21	10,536	11,148
Pool 307983
8.50%, 7/15/21	58,600	62,228
Pool 341948
8.50%, 1/15/23	19,779	20,700

Total Government National Mortgage Association		101,653

Total Mortgage-backed Securities (Cost $194,056)		193,420

MONEY MARKET FUND—1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.57% (7) (Cost $2,373,881)	2,373,881	2,373,881

Total Investments—100.0% (Cost $125,009,267)		127,105,297

Other assets less liabilities—0.0%		60,646

Total Net Assets—100.0%		$127,165,943

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$2,373,881	$—
Level 2 - Other Significant Observable Inputs	124,731,416	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$127,105,297	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB SHORT TERM CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Par Value	Market Value
ADJUSTABLE RATE MORTGAGE—0.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.0%
Pool 399251
5.07%, 8/01/09 (1) (Cost $75)	$75	$76

ASSET-BACKED SECURITIES—3.2%
FINANCIAL SERVICES—3.2%
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A
3.81%, 7/08/11	972,276	959,039
Ford Credit Auto Owner Trust, Series 2007-B Class A2A
5.26%, 6/15/10	434,155	432,192

Total Asset-backed Securities (Cost $1,406,354)		1,391,231

COLLATERALIZED MORTGAGE OBLIGATIONS—12.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—8.5%
Series 1920, Class H
7.00%, 1/15/12	144,330	149,686
Series 2587, Class WG
4.50%, 8/15/15	365,052	368,140
Series 2643, Class LB
4.50%, 7/15/16	1,215,445	1,241,729
Series 2716, Class UA
4.50%, 7/15/20	1,150,050	1,173,781
Series 2798, Class J
4.50%, 4/15/17	707,525	722,457

Total Federal Home Loan Mortgage Corporation		3,655,793

WHOLE LOAN—3.8%
GSR Mortgage Loan, Series 2006-2F, Class 2A15
5.75%, 2/25/36	1,478,019	1,306,250
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	315,632	306,653

Total Whole Loan		1,612,903

Total Collateralized Mortgage Obligations (Cost $5,329,224)		5,268,696

COMMERCIAL PAPER—17.4% (6)
AEROSPACE & DEFENSE—1.7%
General Dynamics Corp.
0.30%, 2/02/09	250,000	249,996
0.20%, 2/05/09	500,000	499,986

Total Aerospace & Defense		749,982

ASSET BACKED SECURITIES—2.3%
Edison Asset Securitization LLC
0.20%, 2/05/09	500,000	499,986
Falcon Asset Securitization Co., LLC
0.20%, 2/12/09	500,000	499,967

Total Asset Backed Securities		999,953

BEVERAGES—1.2%
Coca-Cola Enterprises, Inc.
0.20%, 2/23/09	500,000	499,936

COSMETICS/PERSONAL CARE—1.2%
Procter & Gamble Co.
0.20%, 3/09/09	500,000	499,897

ELECTRIC UTILITIES—2.3%
Consolidated Edison, Inc.
0.55%, 2/02/09	500,000	499,985
Florida Power & Light Corp.
0.23%, 2/02/09	500,000	499,994

Total Electric Utilities		999,979

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Emerson Electric Co.
0.20%, 2/13/09	470,000	469,966

FINANCIAL SERVICES—2.2%
Caterpillar Financial Services
0.30%, 2/17/09	450,000	449,936
Kitty Hawk Funding
0.50%, 2/18/09	500,000	499,875

Total Financial Services		949,811

FOOD—1.2%
Kellogg Co.
1.85%, 3/13/09	500,000	499,314

MEDIA—1.2%
Walt Disney Co./The
0.14%, 2/17/09	500,000	499,967

OFFICE/BUSINESS EQUIPMENT—1.2%
Pitney Bowes, Inc.
0.15%, 2/03/09	500,000	499,994

PHARMACEUTICALS—1.8%
Abbott Laboratories
0.15%, 2/06/09	750,000	749,981

Total Commercial Paper (Cost $7,418,485)		7,418,780

CORPORATE BONDS—60.4%
AEROSPACE & DEFENSE—2.3%
BAE Systems Holdings, Inc., Company Guaranteed
4.75%, 8/15/10 (2)(3)	1,000,000	993,974

AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp., Company Guaranteed
3.50%, 4/01/09	1,000,000	1,003,342

BANKS—8.2%
BankBoston Capital Trust III, Company Guaranteed
2.75%, 3/15/09 (1)	240,000	103,279
Branch Banking & Trust Co., Sr. Unsecured
2.23%, 3/09/09 (1)	500,000	498,586
Citigroup, Inc., Sr. Unsecured
5.13%, 2/14/11	1,000,000	935,121
Deutsche Bank Financial, Bank Guarantee
7.50%, 4/25/09	1,000,000	1,003,147
PNC Funding Corp., Bank Guaranteed
7.50%, 11/01/09	1,000,000	1,000,369

Total Banks		3,540,502

BEVERAGES—2.3%
Coca-Cola Enterprises, Inc., Sr. Unsecured
3.31%, 2/06/09 (1)	1,000,000	963,793

CAPITAL MARKETS—3.5%
Merrill Lynch & Co., Inc., Sr. Unsecured
6.15%, 4/25/13	1,000,000	980,724
Morgan Stanley, Note, Sr. Unsecured
4.00%, 1/15/10	500,000	498,094

Total Capital Markets		1,478,818

DIVERSIFIED FINANCIAL SERVICES—5.4%
BP Capital Markets Plc., Company Guaranteed
5.25%, 11/07/13	800,000	850,741
General Electric Capital Corp., MTN, Sr. Unsecured
1.19%, 4/27/09 (1)	500,000	493,206
SLM Corp., Sr. Unsecured
1.30%, 4/27/09 (1)	1,000,000	962,689

Total Diversified Financial Services		2,306,636

ELECTRIC UTILITIES—2.3%
Carolina Power & Light Co., Sr. Unsecured
5.95%, 3/01/09	1,000,000	1,001,608

FINANCIAL SERVICES—1.4%
Boeing Capital Corp., Sr. Unsecured
7.38%, 9/27/10	550,000	585,299

FOOD—5.5%
ConAgra Foods, Inc., Sr. Unsecured
7.88%, 9/15/10	650,000	688,714
Kraft Foods, Inc., Sr. Unsecured
6.75%, 2/19/14	1,000,000	1,072,143
Kroger Co./The, Company Guaranteed
8.05%, 2/01/10	575,000	593,359

Total Food		2,354,216

HOUSEHOLD PRODUCTS—0.7%
Clorox Co., Sr. Unsecured
4.20%, 1/15/10	283,000	287,162

MEDIA—3.0%
COX Communications, Inc., Sr. Unsecured
4.63%, 1/15/10	290,000	288,569
Time Warner, Inc., Company Guaranteed
2.41%, 2/13/09 (1)	1,000,000	981,009

Total Media		1,269,578

MISCELLANEOUS MANUFACTURING—1.2%
Honeywell International, Inc., Sr. Unsecured
7.50%, 3/01/10	500,000	525,610

MULTI-UTILITIES—1.2%
CenterPoint Energy, Inc., Sr. Unsecured, Series B
7.25%, 9/01/10	500,000	495,134

OIL & GAS—3.5%
Anadarko Petroleum Corp., Sr. Unsecured
2.40%, 3/16/09 (1)	500,000	493,757
Enterprise Products Operating LP, Class B, Company Guaranteed
4.63%, 10/15/09	1,000,000	995,607

Total Oil & Gas		1,489,364

OIL & GAS FIELD SERVICES—4.8%
Burlington Resources Finance, Company Guaranteed
6.68%, 2/15/11	1,000,000	1,062,932
Valero Energy Corp., Sr. Unsecured
3.50%, 4/01/09	1,000,000	995,534

Total Oil & Gas Field Services		2,058,466

ROAD & RAIL—4.8%
Burlington Northern Santa Fe Corp., Sr. Unsecured
7.13%, 12/15/10	1,000,000	1,040,139

Norfolk Southern Corp., Sr. Unsecured
6.20%, 4/15/09	1,000,000	1,008,131

Total Road & Rail		2,048,270

TELECOMMUNICATIONS—4.7%
AT&T Corp., Sr. Unsecured
6.00%, 3/15/09	1,000,000	1,001,120
AT&T, Inc., Sr. Unsecured
4.13%, 9/15/09	500,000	507,873
Verizon Global Funding Corp., Sr. Unsecured
7.25%, 12/01/10	450,000	479,313

Total Telecommunications		1,988,306

TRANSPORTATION—3.3%
Korea Railroad Corp., Sr. Unsecured
5.38%, 5/15/13 (2)(3)	500,000	421,439
Union Pacific Corp., Sr. Unsecured
3.88%, 2/15/09	1,000,000	999,953

Total Transportation		1,421,392

Total Corporate Bonds (Cost $25,918,635)		25,811,470

NOTES - VARIABLE—4.0%
AEROSPACE & DEFENSE—2.3%
United Technologies Corp., Sr. Unsecured
2.27%, 3/02/09 (1)	1,000,000	1,000,125

ELECTRIC UTILITIES—1.7%
Nisource Finance Corp., Company Guaranteed
7.88%, 11/15/10	750,000	720,681

Total Notes—Variable (Cost $1,779,350)		1,720,806

U.S. TREASURY—4.7%
U.S. TREASURY BOND—3.0%
Inflation Index Bonds
3.50%, 1/15/11	100,000	124,874
1.88%, 7/15/13	1,000,000	1,149,903

Total U.S. Treasury Bond		1,274,777

U.S. TREASURY NOTE—1.7%
4.88%, 5/31/09	500,000	507,363
3.63%, 1/15/10	150,000	154,395
4.00%, 3/15/10	50,000	51,930

Total U.S. Treasury Note		713,688

Total U.S. Treasury (Cost $1,904,189)		1,988,465

MONEY MARKET FUND—0.9%
Dreyfus Cash Management Fund, Institutional Shares, 1.28% (7) (Cost $373,347)	373,347	373,347

Total Investments—102.9% (Cost $44,129,659)		43,972,871

Other assets less liabilities—(2.9%)		(1,226,821)

Total Net Assets—100.0%		$42,746,050

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$373,347	$—
Level 2 - Other Significant Observable Inputs	43,599,524	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$43,972,871	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB U.S. GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Par Value	Market Value
GOVERNMENT AGENCIES—32.2%
FEDERAL HOME LOAN BANK (FHLB)—3.9%
6.63%, 11/15/10	$1,435,000	$1,561,765
5.38%, 5/18/16	2,000,000	2,231,981

Total Federal Home Loan Bank		3,793,746

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—16.8%
4.63%, 10/25/12	3,000,000	3,252,249
4.75%, 1/19/16	3,000,000	3,262,268
5.25%, 4/18/16	2,000,000	2,223,426
5.13%, 10/18/16	2,000,000	2,192,951
4.88%, 6/13/18	2,000,000	2,186,023
5.20%, 3/05/19	2,000,000	2,006,152
8.25%, 6/01/26	1,000,000	1,405,160

Total Federal Home Loan Mortgage Corporation		16,528,229

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—5.7%
4.80%, 2/17/09 (1)	2,500,000	2,491,708
5.25%, 8/01/12	3,000,000	3,075,109

Total Federal National Mortgage Association		5,566,817

HOUSING—0.4%
Federal Housing Administration, Project Pass Through Certificate
7.43%, 4/01/22 (9)	44,782	44,782
Housing and Urban Development
7.66%, 8/01/15	390,000	401,787

Total Housing		446,569

PRIVATE EXPORT FUNDING CORPORATION—4.1%
Overseas Private Investment Corp.
6.60%, 5/21/16	1,685,250	1,913,706
Private Export Funding Corp.
7.20%, 1/15/10	2,000,000	2,117,286

Total Private Export Funding Corporation		4,030,992

SMALL BUSINESS ADMINISTRATION—1.3%
Series 90-E
9.65%, 5/01/10	16,079	16,622
Series 91-H
8.85%, 8/01/11	945	993
Series 96-C
6.70%, 3/01/16	111,092	113,404
Series 96-K
6.95%, 11/01/16	723,305	741,816
Series 96-L
6.70%, 12/01/16	296,207	305,590
Series 97-E
7.30%, 5/01/17	22,045	23,001
Series 99-I
7.30%, 9/01/19	30,272	32,087

Total Small Business Administration		1,233,513

Total Government Agencies (Cost $29,665,789)		31,599,866

MORTGAGE-BACKED SECURITIES—36.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—19.2%
Pool 287773
7.50%, 3/01/17	1,584	1,653
Pool 299147
7.50%, 8/01/17	116,766	121,845
Pool 300161
8.50%, 8/01/17	29,705	31,363
Pool 538733
9.00%, 9/01/19	414	440
Pool 555014
8.00%, 12/01/10	44	44
Pool A18401
6.00%, 2/01/34	2,218,968	2,296,632
Pool C78010
5.50%, 4/01/33	3,164,235	3,246,901
Pool C80328
7.50%, 7/01/25	120,565	127,781
Pool E00540
6.00%, 3/01/13	383,341	391,738
Pool E61956
7.00%, 11/01/10	802	812
Pool G01425
7.50%, 5/01/32	265,013	280,544
Pool G01831
6.00%, 5/01/35	1,222,543	1,265,332
Pool G02296
5.00%, 6/01/36	3,287,249	3,341,695
Pool G02976
5.50%, 6/01/37	903,933	925,571
Pool G02988
6.00%, 5/01/37	3,395,513	3,509,051
Pool G03703
5.50%, 12/01/37	1,388,561	1,421,799
Pool G12709
5.00%, 7/01/22	1,855,907	1,900,101

Total Federal Home Loan Mortgage Corporation		18,863,302

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—16.2%
Pool 190817
6.00%, 5/01/09	1,413	1,417
Pool 202957
8.00%, 8/01/21	9,865	10,328
Pool 252439
6.50%, 5/01/29	150,906	158,583
Pool 255933
5.50%, 11/01/35	1,437,383	1,473,138
Pool 323419
6.00%, 12/01/28	333,526	346,200
Pool 334593
7.00%, 5/01/24	168,500	176,483
Pool 39862
9.75%, 9/01/17	17,234	18,352
Pool 436746
6.50%, 8/01/28	108,694	114,223
Pool 440401
6.50%, 8/01/28	431,488	453,440
Pool 485678
6.50%, 3/01/29	318,253	334,444

Pool 494375
6.50%, 4/01/29	66,200	69,568
Pool 545051
6.00%, 9/01/29	512,390	532,021
Pool 604867
7.00%, 1/01/25	191,669	200,897
Pool 625596
7.00%, 2/01/32	79,103	83,543
Pool 725418
6.50%, 5/01/34	750,894	788,157
Pool 763704
5.00%, 4/01/34	3,232,037	3,292,638
Pool 833143
5.50%, 9/01/35	3,413,739	3,498,655
Pool 843323
5.50%, 10/01/35	716,550	734,374
Pool 907748
6.50%, 1/01/37	2,140,685	2,234,206
Pool 975207
5.00%, 3/01/23	1,362,259	1,395,123

Total Federal National Mortgage Association		15,915,790

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—1.1%
Pool 146927
9.00%, 9/15/16	9,624	10,084
Pool 188603
9.00%, 11/15/16	11,302	11,886
Pool 190557
8.00%, 12/15/16	2,602	2,635
Pool 208196
9.00%, 2/15/17	16,940	17,881
Pool 346572
7.00%, 5/15/23	41,740	43,724
Pool 392400
8.00%, 7/15/24	2,610	2,772
Pool 402603
8.00%, 2/15/10	4,285	4,331
Pool 407264
8.38%, 4/15/10	670	676
Pool 409703
8.00%, 12/15/09	2,552	2,577
Pool 484269
7.00%, 9/15/28	118,429	124,578
Pool 581522
6.00%, 5/15/33	433,041	447,630
Pool 592505
6.00%, 4/15/33	272,997	281,777
Pool 780440
8.50%, 11/15/17	5,577	5,815
Pool II 1061
9.00%, 4/20/23	38,053	40,654
Pool II 1886
9.00%, 10/20/24	7,822	8,416
Pool II 1893
8.50%, 10/20/09	1,947	1,957

Pool II 364004
7.00%, 10/20/23	78,199	82,099

Total Government National Mortgage Association		1,089,492

Total Mortgage-backed Securities (Cost $35,111,503)		35,868,584

COLLATERALIZED MORTGAGE OBLIGATIONS—16.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—2.5%
Series 112-I
6.50%, 1/15/21	6,201	6,461
Series 136-E
6.00%, 4/15/21	16,982	17,323
Series 141-D
5.00%, 5/15/21	8,068	8,228
Series 1577-PK
6.50%, 9/15/23	279,000	294,484
Series 1644-K
6.75%, 12/15/23	176,000	190,337
Series 1666H
6.25%, 9/15/23	811,575	824,674
Series 1686-PJ
5.00%, 2/15/24	71,914	73,167
Series 1920, Class H
7.00%, 1/15/12	288,660	299,372
Series 2617-GW
3.50%, 6/15/16	64,510	64,820
Series 2707, Class PW
4.00%, 7/15/14	16,916	16,913
Series 6-C
9.05%, 6/15/19	33,381	36,377
Series R001-AE
4.38%, 4/15/15	616,415	620,188

Total Federal Home Loan Mortgage Corporation		2,452,344

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—2.1%
Series 1993-113-PK
6.50%, 7/25/23	170,670	178,106
Series 1993-127-H
6.50%, 7/25/23	173,703	181,018
Series 1993-202-J
6.50%, 11/25/23	95,905	99,648
Series 1994-3-PL
5.50%, 1/25/24	147,603	150,999
Series 1994-55-H
7.00%, 3/25/24	181,000	191,032
Series 2002-52-QA
6.00%, 7/18/32	102,500	105,953
Series 2004-51-KF
0.74%, 2/25/09 (1)	1,154,561	1,123,400

Total Federal National Mortgage Association		2,030,156

WHOLE LOAN—12.0%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
5.20%, 2/25/09 (1)	953,251	807,667
Banc of America Mortgage Securities, Series 2004-B, Class 2A1
3.51%, 2/25/09 (1)	707,693	571,036
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1
4.50%, 6/25/19	6,773,995	6,284,060

Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.09%, 2/25/09 (1)	3,374,316	3,305,755
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	1,046,828	881,854

Total Whole Loan		11,850,372

Total Collateralized Mortgage Obligations (Cost $16,929,966)		16,332,872

U.S. GOVERNMENT GUARANTEED—1.6%
SHIPBUILDING—0.8%
American Heavy Lift Shipping Co., Series 96
5.38%, 6/01/17	694,000	781,883

TRANSPORTATION—0.8%
Vessel Management Service
6.75%, 7/15/25	675,000	792,107

Total U.S. Government Guaranteed (Cost $1,385,020)		1,573,990

U.S. TREASURY—8.0%
INFLATION PROTECTED—4.0%
Bond
3.50%, 1/15/11	1,325,000	1,654,586
2.00%, 1/15/14	2,000,000	2,285,289

Total Inflation Protected		3,939,875

U.S. TREASURY BOND—4.0%
4.00%, 8/15/18	768,000	842,520
4.50%, 2/15/36	1,286,000	1,458,806
5.00%, 5/15/37	380,000	468,825
4.38%, 2/15/38	1,000,000	1,134,375

Total U.S. Treasury Bond		3,904,526

Total U.S. Treasury (Cost $7,150,574)		7,844,401

CORPORATE BONDS—2.2%
BANKS—1.7%
First Tennessee Bank, NA,
4.63%, 5/15/13	1,000,000	809,803
US Bank NA, MTN
5.92%, 5/25/12	786,247	817,702

Total Banks		1,627,505

GAS UTILITIES—0.5%
Bay State Gas Co., MTN
9.20%, 6/06/11	500,000	521,758

Total Corporate Bonds (Cost $2,345,154)		2,149,263

MUNICIPAL BONDS—1.4%
City of Tacoma, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government)
8.20%, 9/15/13	855,000	942,458
Miami, FL, Rent Revenue Series 1988 (Lease payments guaranteed by U.S. Government)
8.65%, 7/01/19	150,000	176,810
Tobacco Settlement Financing Corp., LA, Revenue Bonds, Asset Backed (Series 2001-A), Callable
6.36%, 5/15/25	254,033	216,939

Total Municipal Bonds (Cost $1,398,094)		1,336,207

MONEY MARKET FUND—1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.57% (7) (Cost $1,036,671)	1,036,671	1,036,671

Total Investments—99.6% (Cost $95,022,771)		97,741,854

Other assets less liabilities—0.4%		400,758

Total Net Assets—100.0%		$98,142,612

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$1,036,671	$—
Level 2 - Other Significant Observable Inputs	96,705,183	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$97,741,854	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB NY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Par Value	Market Value
MUNICIPAL BONDS—104.0%
ARIZONA—0.8%
DEVELOPMENT—0.8%
Yuma Municipal Property Corp., AZ, Revenue Bonds (Series D) (XLCA INS)
5.00%, 7/01/21	$750,000	$787,815

FLORIDA—2.3%
EDUCATION—2.3%
Florida State, Board of Education Lottery Revenue (Series A), (AMBAC INS)
5.00%, 7/01/18	2,000,000	2,185,300

MICHIGAN—1.1%
WATER & SEWER—1.1%
Detroit, MI, Sewer Revenue Bonds (Series C)
5.00%, 7/01/12	1,000,000	1,058,350

NEW YORK—92.1%
BUILDING—2.6%
Canton, NY, Human Services,
5.75%, 9/01/32	915,000	684,512
Geneva, NY, Revenue Bonds, (Project A)
5.38%, 2/01/33	1,000,000	984,760
Montgomery County, NY, Industrial Development Agency, Revenue Bonds (Series A), (XLCA INS),
5.00%, 7/01/29	1,000,000	770,440

Total Building		2,439,712

DEVELOPMENT—3.2%
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds (Series B),
5.25%, 1/01/23	3,000,000	3,078,330

EDUCATION—8.3%
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (FGIC INS)
5.00%, 2/15/23	2,000,000	1,993,160
New York State Dormitory Authority, Prerefunded Revenue Bonds, (Series C), (PRF to
5/15/09)
7.38%, 5/15/10	425,000	433,713
New York State Dormitory Authority, Revenue Bonds, (FHA INS)
5.85%, 8/01/26	280,000	280,708
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A)
7.50%, 5/15/13	3,000,000	3,649,679
New York State Dormitory Authority, School Districts Financing Program (Series D), (MBIA INS)
5.50%, 10/01/17	895,000	983,668
New York State Dormitory Authority, Unrefunded Revenue Bonds, (Series C)
7.38%, 5/15/10	460,000	486,625

Total Education		7,827,553

FACILITIES—1.7%
New York State Urban Development Corp., Correctional & Youth Facilities Service, Unrefunded Revenue Bonds (Series A)
5.50%, 1/01/17	1,510,000	1,569,252

GENERAL OBLIGATIONS—6.0%
Nassau County, NY, GO, (Series F), (FSA INS)
7.00%, 3/01/10	500,000	533,055
New York City, NY, GO Unlimited Refunding Bonds (Series B)
5.75%, 8/01/14	1,640,000	1,822,007

New York City, NY, GO Unlimited Unrefunded (Series B)
5.50%, 12/01/12	1,000,000	1,082,490
Suffolk County, NY, Public Imports, GO Unlimited Bonds (Assured Guaranty State Aid Withholding)
4.13%, 5/15/28	2,500,000	2,214,050

Total General Obligations		5,651,602

GENERAL REVENUE—1.1%
Grand Central, NY, District Management Association, Inc.
5.00%, 1/01/21	1,000,000	1,035,190

HIGHER EDUCATION—6.4%
New York State, Dormitory Authority, Refunding Revenue Bonds, (Series B)
5.25%, 11/15/23	1,200,000	1,268,172
New York State, Dormitory Authority, Income Tax Revenue Bonds, (Series D)
5.00%, 3/15/23	1,250,000	1,304,163
New York State, Dormitory Authority, Refunding Revenue Bonds, Nonstate Supported Debt, School District Board Funding Program (Series C), (State Aid Withholding)/(GO of Authority)
7.25%, 10/01/28	3,000,000	3,459,960

Total Higher Education		6,032,295

HOUSING—3.6%
East Rochester, NY, Housing Authority, Revenue Bonds
6.13%, 4/20/43	1,355,000	1,393,834
New York State HFA, AMT, (Series A), (FHA INS)
7.75%, 8/15/17 (5)	870,000	898,449
New York State Mortgage Agency, AMT, (Series 67)
5.80%, 10/01/28 (5)	215,000	215,024
New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63)
5.70%, 4/01/11 (5)	865,000	868,140

Total Housing		3,375,447

MEDICAL—7.4%
Chemung County, NY, Industrial Development Agency, (Series A)
5.00%, 11/01/34	750,000	594,870
Chemung County, NY, Industrial Development Agency, (Series B)
5.00%, 11/01/34	1,000,000	793,160
Monroe County, NY, IDA, (Highland Hospital Rochester Project)
5.00%, 8/01/22	1,000,000	844,560
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project)
5.00%, 8/01/25	1,000,000	789,120
New York City, NY, Health and Hospitals Corp., (Series A),
5.45%, 2/15/26	1,000,000	1,000,250
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS)
5.05%, 8/15/24	750,000	734,100
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS)
5.10%, 2/01/19	1,000,000	1,010,500
New York State Dormitory Authority, United Health Services, (AMBAC INS)
5.38%, 8/01/27	1,000,000	981,050
Tompkins, NY, Health Care Corp., (FHA INS)
10.80%, 2/01/28	255,000	276,474

Total Medical		7,024,084

POWER—6.4%
Long Island Power Authority, NY, Revenue Bonds, (Series E) (FGIC INS)
5.00%, 12/01/22	6,000,000	6,067,440

SPECIAL PURPOSE ENTITY—14.1%
New York Counties Tobacco Trust II, Refunding Revenue Bonds
5.25%, 6/01/25	805,000	627,079
Tobacco Settlement Financing Corp., NY, Asset Backed Series (Series A-1)
5.50%, 6/01/19	4,575,000	4,725,791
Tobacco Settlement Financing Corp., NY, (Series A-1)
5.25%, 6/01/16	1,430,000	1,452,022

Tobacco Settlement Financing Corp., NY, (Series B-1C)
5.25%, 6/01/13	400,000	400,472
Tobacco Settlement Financing Corp., NY, Asset Backed Series (Series A-1), (AMBAC State GTD)
5.25%, 6/01/22	3,000,000	3,031,020
Tobacco Settlement Financing Corp., NY, Asset Backed Series (Series A-1)
5.50%, 6/01/18	3,000,000	3,101,160

Total Special Purpose Entity		13,337,544

TRANSPORTATION—12.7%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A)
5.63%, 7/15/25	220,000	215,945
Metropolitan Transportation Authority, NY, Revenue Bonds (Series A), (AMBAC INS)
5.50%, 11/15/16	1,400,000	1,525,062
New York State Thruway Authority
5.00%, 4/01/20	2,500,000	2,705,225
New York State Thruway Authority, (Series 2000A), (FSA INS)
6.25%, 4/01/11	1,000,000	1,061,150
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge
5.50%, 4/01/14	2,000,000	2,194,360
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bonds, (CAPMAC—ITC GO of Authority)
6.13%, 1/01/21	3,500,000	4,260,550

Total Transportation		11,962,292

WATER & SEWER—18.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer Refunding Revenue Bonds (Series C)
5.00%, 6/15/22	1,000,000	1,038,230
New York City, NY, Municipal Water Finance Authority (Series C)
5.13%, 6/15/33	1,000,000	980,170
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Refunding Revenue Bond, (Series C)
5.00%, 6/15/31	10,000,000	9,685,300
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds,(Series AA)
5.00%, 6/15/21	3,000,000	3,243,210
New York State Environmental Facilities Corp., NY, State Clean water & Drinking, Revolving Funds, Pooled Financing-Program, (Series B)
5.00%, 11/15/18	1,450,000	1,588,997
New York State Environmental Facilities Corp., Unrefunded Revenue Bonds
5.85%, 1/15/15	1,040,000	1,043,827

Total Water & Sewer		17,579,734

Total New York		86,980,475

OHIO—4.0%
SPECIAL PURPOSE ENTITY—4.0%
Buckeye Tobacco Settlement Financing Authority, OH, (Series A-2)
5.88%, 6/01/30	1,000,000	639,390
6.50%, 6/01/47	5,000,000	3,119,950

Total Ohio		3,759,340

PUERTO RICO—0.6%
GENERAL OBLIGATIONS—0.6%
Commonwealth of Puerto Rico, GO UT, (MBIA-IBC)
7.00%, 7/01/10	550,000	571,912

WASHINGTON—1.6%
SPECIAL PURPOSE ENTITY—1.6%
Tobacco Settlement Authority, WA, Tobacco Settlement Revenue, Asset Backed Series
6.63%, 6/01/32	2,100,000	1,538,502

WISCONSIN—1.5%
SPECIAL PURPOSE ENTITY—1.5%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds
6.13%, 6/01/27	1,550,000	1,435,161

Total Municipal Bonds (Cost $100,530,333)		98,316,855

SHORT-TERM MUNICIPAL BONDS—1.5%(4)
GENERAL OBLIGATIONS—1.2%
New York City, NY, GO Unlimited (Series B-Subseries B7) Daily VRDNs, (JP Morgan Chase & Co.)/(AMBAC INS)
0.40%, 2/02/09	1,000,000	1,000,000
New York City, NY, GO Unlimited (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A.)
0.48%, 2/02/09	100,000	100,000

Total General Obligations		1,100,000

UTILITIES—0.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F-1) Daily VRDNs, (Dexia Credit LOC)
1.00%, 2/02/09	300,000	300,000

Total Short-term Municipal Bonds (Cost $1,400,000)		1,400,000

Total Investments—105.5% (Cost $101,930,333)		99,716,855

Other assets less liabilities—(5.5%)		(5,163,123)

Total Net Assets—100.0%		$94,553,732

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$99,716,855	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$99,716,855	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—99.1%
CONTINUING CARE—7.8%
Bucks County, PA, IDA, Revenue Bonds, (Series 2002A), (Pennswood Village)/(PRF 10/1/12)
6.00%, 10/01/27	$1,000,000	$1,168,930
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.)
5.20%, 1/01/13	330,000	304,095
5.30%, 1/01/14	275,000	249,409
5.40%, 1/01/15	240,000	212,846
Delaware County, PA, Authority, (Dunwoody Village, Inc.)/(PRF 4/1/10)
6.25%, 4/01/30	1,200,000	1,276,032
Montgomery County, PA, Higher Education & Health Authority Hospital, (Philadelphia Geriatric Center)/(PRF 12/1/09)
7.25%, 12/01/19	3,000,000	3,210,630
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.)
5.25%, 11/15/28	1,850,000	1,375,734
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community)
6.13%, 2/01/28	1,500,000	984,405

Total Continuing Care		8,782,081

DEVELOPMENT—14.7%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc.)
10.00%, 5/15/19	4,775,000	7,622,237
Pennsylvania State IDA, Economic Development Revenue Bonds, (AMBAC INS)
5.50%, 7/01/13	500,000	556,240
Philadelphia, PA, Authority for Industrial Development, ETM, (Series B), (FSA INS)
5.25%, 10/01/10	1,000,000	1,071,640
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum)
5.25%, 9/01/26	1,000,000	761,660
Philadelphia, PA, Authority for Industrial, (Series B), (FSA INS)/(PRF 10/1/11 @ 101)
5.25%, 10/01/30	2,000,000	2,231,220
Philadelphia, PA, Redevelopment Authority, (Series C), (FGIC INS)
5.00%, 4/15/27	1,500,000	1,293,300
Pittsburgh, PA, Auditorium Authority, (Series 1999), (AMBAC INS)
5.25%, 2/01/17	3,000,000	3,071,340

Total Development		16,607,637

EDUCATION—4.7%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Series 2005), (Berks Career & Technology Center)/ (MBIA Insurance Corp. INS)
5.00%, 6/01/14	1,655,000	1,814,211
Bucks County, PA, IDA, Revenue Bonds (Series A), (School Lane Charter School) (2)(3)
4.88%, 3/15/27	1,545,000	1,021,106
Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding)/(U.S. Government PRF 10/1/09 @ 100)
6.00%, 10/01/17	1,300,000	1,348,204
Charleroi, PA, Area School District, (Series C), (FGIC INS)
6.00%, 10/01/17	30,000	30,508
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS)/(PRF 2/15/13 @100)
5.50%, 2/15/21	1,000,000	1,159,490

Total Education		5,373,519

FACILITIES—5.0%
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS)
6.00%, 9/01/19	2,410,000	2,958,998

Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds (Series A), (MBIA-RE FGIC)
5.00%, 12/01/20	2,565,000	2,675,936

Total Facilities		5,634,934

GENERAL OBLIGATIONS—6.5%
Berks County, PA, GO Unlimited, Refunding Bonds
5.00%, 11/15/22	2,500,000	2,687,325
Butler County, PA, IDA, GO UT, (FGIC INS)
6.00%, 7/15/11	1,000,000	1,093,790
Lancaster County, PA, (Series A), (FGIC INS), (PRF 5/1/10)
5.60%, 5/01/12	1,000,000	1,061,810
Mercer County, PA, GO UT, (FGIC INS)
5.50%, 10/01/18	1,155,000	1,226,356
5.50%, 10/01/19	1,215,000	1,290,063

Total General Obligations		7,359,344

HIGHER EDUCATION—19.3%
Allegheny County, PA, Higher Education Building Authority University Revenue, (Carnegie Mellon University),
5.13%, 3/01/32	2,000,000	1,993,200
Chester County, PA, HEFA, (Immaculata College)/(Radian Asset Assurance INS)
5.63%, 10/15/27	2,250,000	1,950,840
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College)
5.38%, 5/01/18	2,000,000	1,895,040
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,535,190
5.00%, 5/01/20	1,490,000	1,583,870
Montgomery County, PA, Higher Education & Health Authority Refunding Revenue Bonds, (Arcadia University)
4.50%, 4/01/30	1,660,000	1,112,565
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine)
5.00%, 12/01/13	1,345,000	1,456,070
Pennsylvania State Higher Education Facilities Authority, (Series A), (Pennsylvania Hospital)/(AMBAC Financial Group, Inc. INS)
5.00%, 8/15/14	2,685,000	3,014,073
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian Asset Assurance INS)
5.50%, 12/15/15	1,940,000	1,914,683
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(FGIC INS)
5.00%, 11/01/20	550,000	575,927
Pennsylvania State Higher Educational Revenue, (MBIA Insurance Corp. INS)
5.00%, 5/01/27	1,250,000	1,178,463
Pennsylvania State University, Revenue Bonds
5.00%, 9/01/17	1,335,000	1,509,044
Swarthmore Boro Authority, PA, Refunding Revenue Bonds, (Swarthmore College)
5.25%, 9/15/20	1,000,000	1,084,220
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University)
5.25%, 4/01/20	1,000,000	1,089,370

Total Higher Education		21,892,555

MEDICAL—10.5%
Allegheny County, PA, HDA, (Series A) Revenue Bonds, (Jefferson Regional Medical Center, PA)
4.20%, 5/01/11	370,000	353,150
4.25%, 5/01/12	290,000	269,314
4.40%, 5/01/16	415,000	356,896
Chester County, PA, HEFA, (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)
5.63%, 7/01/09	1,985,000	1,988,990
5.63%, 7/01/10	1,675,000	1,677,797
Chester County, PA, HEFA, Revenue Bonds, (Series B), (Jefferson Health System)
5.38%, 5/15/27	2,000,000	1,905,840

Lancaster County, PA, Hospital Authority, (Masonic Homes)
5.00%, 11/01/21	1,160,000	1,080,540
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital)
5.00%, 3/15/23	1,270,000	1,231,760
Lehigh County, PA, General Purpose Authority, Refunding Revenue Bonds, (St. Lukes Hospital Bethlehem)/(AMBAC INS)
5.50%, 11/15/13	1,000,000	1,002,270
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, (Mercy Health Care Systems)/(MBIA Insurance Corp. INS)
5.63%, 1/01/16	2,000,000	2,000,701

Total Medical		11,867,258

POLLUTION CONTROL—0.6%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put),
5.40%, 11/01/17	750,000	722,295

SCHOOL DISTRICT—15.6%
Central Dauphin, PA, School District (MBIA Insurance Corp. INS)/(PRF 2/1/16), State Aid Withholding
7.00%, 2/01/27	2,500,000	3,302,475
Cumberland Valley, PA, School District, GO UT, (FSA State Aid Withholding)
5.00%, 11/15/16	2,000,000	2,317,240
Eastern York, PA, School District, GO UT, (Series A), (FSA State Aid Withholding)
5.00%, 9/01/24	1,275,000	1,315,290
Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding)
5.50%, 3/15/19	1,000,000	1,181,210
Hempfield, PA, School District, GO UT, (Series B), (FGIC State Aid Withholding)
5.00%, 10/15/18	2,650,000	2,937,923
Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12)
5.00%, 5/15/28	1,375,000	1,537,910
Mifflin County, PA, School District, GO Unlimited, (MBIA-IBC XLCA State Aid Withholding)
7.50%, 9/01/26	2,000,000	2,327,240
Philadelphia, PA, School District, GO Unlimited (Series D), (FSA State Aid Withholding)
5.50%, 6/01/17	1,300,000	1,535,976
Tredyffrin-Easttown, PA, School District, GO UT Refunding Bonds, (State Aid Withholding)
5.00%, 2/15/15	1,000,000	1,169,920

Total School District		17,625,184

TRANSPORTATION—12.8%
Allegheny County, PA, Port Authority Special Revenue Bonds, (FGIC INS)
5.00%, 3/01/19	2,500,000	2,551,425
Delaware River Joint Toll Bridge Commission, Unrefunded Revenue Bonds, Highway Imps.
5.25%, 7/01/18	1,500,000	1,581,120
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority)
5.50%, 1/01/16	3,410,000	3,688,222
Pennsylvania State Turnpike Commission, (Series S), (FGIC INS)
5.63%, 6/01/13	4,000,000	4,355,079
Scranton, PA, Parking Authority, (FGIC INS)/(Municipal Government Guarantee)
5.00%, 9/15/33	2,250,000	1,816,943
Southeastern, PA, Transportation Authority, Revenue Bonds, (Series A), (FGIC INS)
5.25%, 3/01/13	500,000	506,380

Total Transportation		14,499,169

WATER & SEWER—1.6%
Allegheny County, PA, Sanitation Authority, Sewer Refunding Revenue Bonds (Series A), (MBIA INS)
5.00%, 12/01/30	2,000,000	1,810,020

Total Investments—99.1% (Cost $110,162,936)		112,173,996

Other assets less liabilities—0.9%		987,993

Total Net Assets—100.0%		$113,161,989

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$112,173,996	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$112,173,996	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—97.6%
DISTRICT OF COLUMBIA—1.4%
TRANSPORTATION—1.4%
Washington, DC, Metro Area Transit Authority (FGIC INS)
6.00%, 7/01/10	$500,000	$527,060
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)
5.00%, 1/01/12	1,000,000	1,077,270

Total District Of Columbia		1,604,330

MARYLAND—89.6%
CONTINUING CARE—6.9%
Baltimore County, MD, Revenue Bonds (Series A), (Oak Crest Village, Inc.)
5.00%, 1/01/22	1,200,000	1,033,344
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)
5.38%, 1/01/16	2,000,000	1,981,720
Frederick County, MD, Revenue Bonds, (Series A),(Buckingham’s Choice Inc.)
5.90%, 1/01/17	1,000,000	822,500
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House Inc.)
5.80%, 1/01/32	2,135,000	1,845,558
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist)
5.25%, 10/01/28	1,000,000	922,630
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)
5.25%, 1/01/27	1,500,000	782,430
5.30%, 1/01/37	1,500,000	703,740

Total Continuing Care		8,091,922

DEVELOPMENT—3.8%
Maryland State Community Development Administration, Revenue Bonds, (Series A) (MBIA Insurance Corp INS)
5.00%, 6/01/21	275,000	284,259
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.)
5.25%, 4/01/29	2,100,000	1,651,691
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.)/(Obligated Group)/(PRF 4/1/10 @ 102)
7.13%, 4/01/19	690,000	744,255
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation
5.38%, 6/01/19	750,000	812,993
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.)
5.10%, 11/01/22	1,000,000	1,014,920

Total Development		4,508,118

EDUCATION—4.3%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School)
5.25%, 7/01/20	1,585,000	1,615,400
Maryland State Health & Higher Educational Facilities Authority, (Mclean School)
6.00%, 7/01/31	1,500,000	1,068,780

Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006) (Washington Christian Academy)
5.50%, 7/01/38	1,000,000	552,890
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A) (Our Lady of Good Counsel High School)
6.00%, 5/01/35	1,000,000	638,010
New Baltimore, MD, Board School Commerce, Revenue Bonds,
5.00%, 11/01/13	1,135,000	1,192,885

Total Education		5,067,965

FACILITIES—5.5%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)
5.38%, 9/01/11	2,910,000	2,975,445
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA INS)
5.25%, 9/01/39	2,500,000	1,504,925
Maryland State Stadium Authority, (Ocean City Convention Center)
5.38%, 12/15/15	500,000	501,630
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds
5.00%, 4/01/13	1,330,000	1,491,928

Total Facilities		6,473,928

GENERAL OBLIGATIONS—19.4%
Anne Arundel County, MD, General Improvements, GO Limited
4.50%, 3/01/25	2,000,000	2,036,580
Anne Arundel County, MD, LT GO, AMT
5.50%, 9/01/15 (5)	500,000	500,555
Anne Arundel County, MD, GO UT
5.00%, 3/01/16	1,000,000	1,101,300
Frederick County, MD, GO UT
5.25%, 11/01/19	1,500,000	1,790,340
Frederick County, MD, Refunding GO UT, (Series A)
5.25%, 7/01/13	2,080,000	2,278,619
Howard County, MD, (Series A)
5.25%, 8/15/15	1,800,000	1,965,600
Howard County, MD, GO UT, (Series A), (PRF 2/15/12)
5.25%, 8/15/16	1,480,000	1,658,503
Maryland State, (Series A)
5.50%, 3/01/13	2,000,000	2,313,060
Montgomery County, MD, GO UT, (Series A), (PRF 1/01/10 @ 101)
5.60%, 1/01/16	2,000,000	2,113,440
Prince Georges County, MD, Consolidated Public Improvement, GO UT, (FSA INS)/(PRF 10/1/09 @ 101)
5.50%, 10/01/10	1,045,000	1,091,043
Queen Annes County, MD, (MBIA Insurance Corp. INS)
5.00%, 11/15/16	1,000,000	1,157,260
St. Mary’s County, MD, GO UT, (St. Mary’s Hospital)
5.00%, 10/01/21	1,000,000	1,062,800
St. Mary’s County, MD, Refunding GO UT
5.00%, 10/01/18	2,255,000	2,447,126
Washington Suburban Sanitation District, MD, GO UT
6.00%, 6/01/18	1,000,000	1,269,170

Total General Obligations		22,785,396

GENERAL REVENUE—3.0%
Anne Arundel County, MD, Refunding Revenue Bonds, National Business Park Project
5.13%, 7/01/28	2,200,000	2,257,948
Baltimore, MD, Refunding Revenue Bonds, (Series A), (FGIC INS)
5.25%, 7/01/17	1,000,000	1,116,360
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian Group, Inc. INS)
5.38%, 7/01/20	250,000	214,608

Total General Revenue		3,588,916

HIGHER EDUCATION—7.1%
Frederick County, MD, Revenue Bonds, (Series A), (Mount St. Mary University)/(PRF 3/01/10 @ 101)
5.75%, 9/01/25	1,000,000	1,064,840
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Maryland Institute College of Art)
5.00%, 6/01/36	1,900,000	1,351,945
Maryland State Economic Development Corp., (Series A), (Collegiate Housing)
5.60%, 6/01/10	500,000	498,645
6.00%, 6/01/19	1,000,000	854,400
Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A)
6.00%, 7/01/22	500,000	361,100
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series A)
5.75%, 10/01/33	350,000	197,190
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins University)/(United States Treasury PRF 7/01/09 @ 101)
6.00%, 7/01/39	1,000,000	1,033,140
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee (Series A), (AMBAC INS)
4.50%, 9/01/30	2,250,000	1,907,100
University of Maryland, Revenue Bonds, (Series A)
5.25%, 10/01/11	1,000,000	1,040,590

Total Higher Education		8,308,950

HOUSING—0.1%
Maryland State Community Development Administration, Refunding Revenue Bonds
5.00%, 4/01/17	70,000	70,882
Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT (Series A), (GNMA)/(FNMA)/(FHLMC)
5.55%, 12/01/33 (5)	10,000	9,157

Total Housing		80,039

MEDICAL—29.7%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital)
6.00%, 7/01/37	2,250,000	1,897,853
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center)
5.00%, 7/01/40	1,000,000	702,750
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital)
5.00%, 7/01/22	3,000,000	2,573,250
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital)
5.00%, 5/15/26	900,000	867,141
Maryland State Health & Higher Educational Facilities Authority, (MBIA Insurance Corp. INS)/(Howard County General Hospital, MD)
5.00%, 7/01/19	1,500,000	1,456,665
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parents, Inc.)/(FSA INS)
5.25%, 8/15/11	2,000,000	2,024,140
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center)
5.63%, 7/01/31	2,000,000	1,591,260
Maryland State Health & Higher Educational Facilities Authority, (Series A) (Medlantic/Helix Parent, Inc.)/(FSA INS)
5.25%, 8/15/12	1,175,000	1,188,994
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives)
6.00%, 12/01/13	1,370,000	1,443,405
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.)
5.00%, 7/01/27	1,750,000	1,217,913
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital)
5.50%, 7/01/16	600,000	637,734
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS)
5.00%, 7/01/15	1,740,000	1,807,999
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System)
5.00%, 7/01/12	1,000,000	1,044,640

Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.)
5.00%, 7/01/27	3,630,000	3,920,509
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD)
5.50%, 7/01/13	580,000	615,165
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Medstar, Inc.)
5.00%, 8/15/11	1,000,000	1,035,690
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.)
5.00%, 7/01/12	1,000,000	1,121,380
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC LOC)
5.25%, 7/01/13	500,000	525,960
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital)
5.00%, 5/15/13	1,465,000	1,524,889
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group)
5.50%, 7/01/33	500,000	383,935
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.)
5.25%, 5/15/46	1,000,000	793,010
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,824,659
5.00%, 7/01/26	1,000,000	906,350
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital)
5.00%, 7/01/20	1,000,000	834,400
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System)
5.25%, 7/01/35	500,000	415,825
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(MBIA Insurance Corp. INS)
4.00%, 1/01/18	2,000,000	1,888,560
Montgomery County, MD, EDA, (Trinity Health Care Group)
5.13%, 12/01/22	600,000	601,842

Total Medical		34,845,918

MULTI-FAMILY HOUSING—2.1%
Howard County, MD, Multifamily Revenue, Revenue Bonds, (Chase Glen Project)/(Avalon Properties, Inc.)/(Mandatory Put 7/1/14)
4.90%, 7/01/24	500,000	464,025
Maryland State Community Development Administration (Series C), (FANNIE MAE)/(Mandatory Put 12/1/09)
5.20%, 12/01/29	2,000,000	2,026,220

Total Multi-family Housing		2,490,245

POLLUTION CONTROL—1.1%
Prince Georges County, MD, Pollution Control, Potomac Electric Project
5.75%, 3/15/10	1,250,000	1,291,988

TRANSPORTATION —3.6%
Baltimore County, MD, Port Facility, (EI Du Pont de Nemours & Co.)
6.50%, 12/01/10	400,000	401,700
Baltimore County, MD, Port Facility, (Series A), (EI Du Pont de Nemours & Co.)
6.50%, 10/01/11	1,000,000	1,001,090
Maryland State Department of Transportation
5.50%, 2/01/16	1,000,000	1,207,900
Maryland State Department of Transportation, Refunding Revenue Bonds
5.00%, 5/01/15	1,375,000	1,576,493

Total Transportation		4,187,183

WATER & SEWER—3.0%
Baltimore, MD, Wastewater Project Revenue Bonds (Series B) (MBIA INS)/(PRF 7/01/15)
5.00%, 7/01/22	1,290,000	1,532,726
Baltimore, MD, Wastewater, Revenue Bonds, (FGIC INS)
6.00%, 7/01/15	1,000,000	1,118,750
Baltimore, MD, Water Projects, Revenue Bonds (Series A) ETM, (FGIC INS)
5.38%, 7/01/15	775,000	901,728

Total Water & Sewer		3,553,204

Total Maryland		105,273,772

PUERTO RICO—5.0%
GENERAL OBLIGATIONS—1.6%
Commonwealth of Puerto Rico, Public Imports, GO UT (Series A), (FGIC INS)
5.50%, 7/01/17	2,000,000	1,934,540

GENERAL REVENUE—1.5%
Puerto Rico Public Finance Corp., (Series A), (Ambac Financial Group, Inc. INS)
5.38%, 6/01/19	1,500,000	1,751,460

HOUSING —1.9%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF to 12/1/13)
5.00%, 12/01/18	1,400,000	1,598,268
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN)
5.00%, 12/01/18	600,000	638,868

Total Housing		2,237,136

Total Puerto Rico		5,923,136

WISCONSIN—1.6%
SPECIAL PURPOSE ENTITY—1.6%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds
7.00%, 6/01/28	2,000,000	1,843,160

Total Municipal Bonds (Cost $119,595,529)		114,644,398

MONEY MARKET FUND—1.7%
Dreyfus Tax Exempt Cash Management, 0.73% (7) (Cost $1,970,506)	1,970,506	1,970,506

Total Investments—99.3% (Cost $121,566,035)		116,614,904

Other assets less liabilities—0.7%		801,801

Total Net Assets—100.0%		$117,416,705

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$116,614,904	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$116,614,904	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—97.5%
DISTRICT OF COLUMBIA—2.9%
AIRPORT DEVELOPMENT & MAINTENANCE—2.9%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT (Series D), (FSA INS)
5.38%, 10/01/18 (5)	$245,000	$247,945
5.38%, 10/01/19 (5)	335,000	337,043

Total District of Columbia		584,988

PUERTO RICO—7.1%
FACILITIES—3.4%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS)
5.50%, 7/01/20	705,000	670,533

GENERAL OBLIGATIONS—1.1%
Commonwealth of Puerto Rico, GO UT, Prerefunded (Series A), (PRF 7/01/13 @ 100)
5.00%, 7/01/33	150,000	173,726
Commonwealth of Puerto Rico, GO UT, Unrefunded (Series A)
5.00%, 7/01/33	65,000	52,533

Total General Obligations		226,259

GENERAL REVENUE—1.4%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/1/2011 @ 100)/(MBIA Insurance Corp. INS)
5.00%, 8/01/31	250,000	271,190

TRANSPORTATION—1.2%
Puerto Rico Highway and Transportation Authority, (Series W)
5.50%, 7/01/13	250,000	249,020

Total Puerto Rico		1,417,002

VIRGINIA—87.5%
DEVELOPMENT—16.0%
Alexandria, VA, IDA, (Series A) Weekly VRDNs, (Pooled Loan Program)/(Bank of America N.A., LOC)
0.45%, 2/05/09	400,000	400,000
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.)
4.75%, 11/01/16	50,000	51,555
Fauquier County, VA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (Wakefield School Inc.)/(PNC Bank N.A., LOC)
0.44%, 2/05/09	400,000	400,000
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS)
5.00%, 12/01/14	705,000	790,248
Loudoun County, VA, IDA, Revenue Bonds, Weekly VRDNs, (Loudoun County Day School)/(PNC Bank N.A., LOC)
0.44%, 2/05/09	435,000	435,000
Louisa County, VA, IDA, Revenue Bonds, Weekly VRDNs, (Pooled Funding -VA Municipal Bond Fund)/(Bank of America N.A., LOC)
0.45%, 2/05/09	440,000	440,000
Montgomery County, VA, IDA, Revenue Bonds, (Series C), (MBIA Insurance Corp. INS)
5.13%, 1/15/19	500,000	510,940
Virginia Beach, VA, Development Authority, Social Services Facility, (AMBAC INS)
5.00%, 12/01/17	100,000	102,202
Virginia Beach, VA, Development Authority, Town Center Project Phase I, (Series A)
4.25%, 8/01/13	50,000	53,840

Total Development		3,183,785

EDUCATION—1.7%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School)
5.00%, 1/01/29	250,000	234,685

Henrico County, VA, IDA, Revenue Bonds, (The Collegiate School)
5.10%, 10/15/29	120,000	106,955

Total Education		341,640

FACILITIES—2.7%
Virginia State, VA, Public Building Authority, Public Facility Revenue Bonds (Series B)
5.00%, 8/01/23	500,000	530,235

GENERAL OBLIGATIONS —11.1%
Alexandria, VA, Public Improvements, GO UT, (State and Local Government PRF 6/15/2010 @ 101)/(State Aid Withholding INS)
5.75%, 6/15/14	500,000	539,970
Arlington County, VA, Public Improvement, GO UT, (U. S. Treasury PRF 2/1/2012 @ 100)/(State Aid Withholding INS)
5.25%, 2/01/15	350,000	391,045
Loudoun County, VA, GO UT, (Series B)/(State Aid Withholding INS)
5.25%, 12/01/14	500,000	595,054
Roanoke, VA, GO UT, AMT (Series B), (FGIC INS)
5.00%, 10/01/11 (5)	300,000	313,503
Winchester, VA, Public Improvements, (State and Local Government PRF 6/01/10 @ 101)/ (State Aid Withholding INS)
5.63%, 6/01/18	350,000	376,929

Total General Obligations		2,216,501

GENERAL REVENUE —5.2%
Virginia Beach, VA, Public Improvement (Series B)
5.00%, 5/01/20	250,000	282,708
Virginia State, Resources Authority Infrastructure Revenue Bonds (Series A), (VA Pooled Funding Program)
4.00%, 11/01/21	350,000	352,293
Virginia State, Resources Authority, Infrastructure Revenue Bonds (Series A), (Pooled Loan Bond Program)
5.10%, 5/01/25	405,000	407,704

Total General Revenue		1,042,705

HIGHER EDUCATION—5.2%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E), (State and Local Government PRF 4/01/2014 @ 100)
5.35%, 4/01/29	250,000	288,803
Virginia College Building Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)/(Washington & Lee University)
5.25%, 1/01/31	500,000	525,820
Virginia College Building Authority,VA, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Funding Program)
5.00%, 9/01/23	200,000	214,800

Total Higher Education		1,029,423

MEDICAL—12.4%
Albemarle County, VA, IDA, (Martha Jefferson Hospital)
5.25%, 10/01/15	650,000	682,708
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond)
4.63%, 1/01/19	200,000	146,484
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System)
5.25%, 8/15/19	720,000	784,166
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System)
5.00%, 8/15/23	250,000	258,660
Henrico County, VA, EDA, Revenue Bonds (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100)
5.60%, 11/15/30	5,000	5,778
Henrico County, VA, EDA, Unrefunded Revenue Bonds (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)
5.60%, 11/15/30	245,000	222,242
Virginia Beach, VA, Development Authority Residential Care Facilities, (Westminster Canterbury)
5.38%, 11/01/32	500,000	324,885

Virginia Beach, VA, Development Authority, (Virginia Beach, VA General Hospital) (AMBAC INS)
5.13%, 2/15/18	50,000	52,660

Total Medical		2,477,583

MULTI-FAMILY HOUSING—6.6%
Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT (AHC LP-2)/(FANNIE MAE) Mandatory Tender 11/1/19,
5.15%, 11/01/31 (5)	500,000	505,795
Virginia State Housing Development Authority Multi-Family, AMT (Series G)
5.00%, 11/01/13 (5)	300,000	302,667
Virginia State Housing Development Authority, Rental Housing, AMT (Series N), (GO of Authority INS)
5.13%, 1/01/15 (5)	500,000	511,325

Total Multi-family Housing		1,319,787

POLLUTION CONTROL—3.8%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Virginia Electric & Power Co.)
5.88%, 6/01/17	200,000	209,524
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC INS.)
5.00%, 7/01/15	500,000	542,175

Total Pollution Control		751,699

TRANSPORTATION —9.1%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (FGIC LOC)
5.25%, 7/15/17	200,000	223,768
Virginia Commonwealth Transportation Board, (Series A)
5.00%, 5/15/14	500,000	579,305
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, 9/28/15	500,000	588,185
Virginia Commonwealth Transportation Board, VA, Transportation Revenue (MBIA-IBC)
5.00%, 4/01/15	400,000	431,036

Total Transportation		1,822,294

WATER & SEWER—13.7%
Fairfax County, VA, Water Authority, Revenue Bonds, ETM, (Escrowed in U.S. Treasuries COL)
5.80%, 1/01/16	605,000	679,009
Fairfax County, VA, Water Authority, Revenue Refunding Bonds
5.00%, 4/01/21	100,000	114,436
Norfolk, VA, Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)
5.75%, 11/01/12	500,000	501,725
5.88%, 11/01/15	500,000	501,775
Prince William County, VA, Service Authority Water & Sewer System, (FGIC INS)/ (U.S. Government PRF 7/1/09 @ 101)
5.50%, 7/01/19	250,000	257,838
Upper Occoquan Sewage Authority, VA, (Series A), (MBIA INS)
5.15%, 7/01/20	575,000	667,483

Total Water & Sewer		2,722,266

Total Virginia		17,437,918

Total Municipal Bonds (Cost $19,090,750)		19,439,908

MONEY MARKET FUND—1.9%
Dreyfus Tax Exempt Cash Management, 0.73% (7) (Cost $388,700)	388,700	388,700

Total Investments—99.4% (Cost $19,479,450)		19,828,608

Other assets less liabilities—0.6%		113,163

Total Net Assets—100.0%		$19,941,771

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	—	$—
Level 2 - Other Significant Observable Inputs	$19,828,608	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$19,828,608	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB INTERMEDIATE TERM BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Par Value	Market Value
ASSET-BACKED SECURITIES—0.6%
FINANCIAL SERVICES—0.6%
Ford Credit Auto Owner Trust, Series 2007-B Class A2A
5.26%, 6/15/10 (Cost $868,228)	$868,310	$864,385

COLLATERALIZED MORTGAGE OBLIGATIONS—12.5%
COMMERCIAL MORTGAGE BACK SECURITY (CMBS)—1.5%
American Tower Trust, Series 2007-1A, Class AFX (2)(3)
5.42%, 4/15/37	1,000,000	813,828
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.63%, 4/10/49	1,500,000	1,183,125

Total Commercial Mortgage Back Security		1,996,953

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—8.2%
Series 1920, Class H
7.00%, 1/15/12	288,660	299,372
Series 1993-160, Class AJ
6.50%, 4/25/23	206,403	207,159
Series 2672, Class WA
4.00%, 9/15/10	558,551	566,051
Series 2872, Class GB
5.00%, 5/15/28	7,000,000	7,108,581
Series R001-AE
4.38%, 4/15/15	2,876,605	2,894,214

Total Federal Home Loan Mortgage Corporation		11,075,377

WHOLE LOAN—2.8%
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.10%, 2/25/09 (1)	2,024,589	1,983,453
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	2,093,655	1,763,709

Total Whole Loan		3,747,162

Total Collateralized Mortgage Obligations (Cost $17,745,226)		16,819,492

CORPORATE BONDS—29.0%
AEROSPACE & DEFENSE—0.7%
United Technologies Corp., Unsecured Note
4.88%, 5/01/15	960,000	1,002,508

AUTO MANUFACTURERS—0.4%
Daimler Finance North America LLC
5.75%, 9/08/11	500,000	480,979

BANKS—5.9%
BankBoston Capital Trust III
2.75%, 3/15/09 (1)	1,000,000	430,327
Bank of America Corp.
7.13%, 10/15/11	800,000	803,434
BB&T Corp.
4.75%, 10/01/12	500,000	492,539
Citigroup, Inc., Sr. Unsecured
5.50%, 4/11/13	1,000,000	933,060
JP Morgan Chase Bank NA
6.00%, 10/01/17	500,000	494,148
KeyBank NA, MTN
5.45%, 3/03/16	1,000,000	826,200

PNC Funding Corp., Bank Guaranteed
6.13%, 2/15/09	1,330,000	1,332,139
US Bank NA, Sr. Unsecured
5.92%, 5/25/12	1,179,370	1,226,554
6.30%, 2/04/14	305,000	325,307
Wells Fargo & Co., Sr. Unsecured
5.63%, 12/11/17	1,000,000	985,459

Total Banks		7,849,167

BEVERAGES—1.5%
Bottling Group LLC, Sr. Unsecured
5.13%, 1/15/19	500,000	509,329
Coca-Cola Enterprises, Inc., Sr. Unsecured
3.31%, 2/06/09 (1)	1,000,000	963,793
Dr Pepper Snapple Group, Inc.
6.82%, 5/01/18	500,000	476,763

Total Beverages		1,949,885

CAPITAL MARKETS—0.7%
Morgan Stanley, Sr. Unsecured
4.00%, 1/15/10	1,000,000	996,188

COMMERCIAL SERVICES—0.4%
Iron Mountain, Inc.
8.00%, 6/15/20	500,000	470,000

DIVERSIFIED FINANCIAL SERVICES—3.3%
Ford Motor Credit Co., LLC, Sr. Unsecured
2.66%, 4/15/09 (1)	900,000	731,250
General Electric Capital Corp., Sr. Unsecured
1.21%, 4/27/09 (1)	900,000	835,487
General Electric Capital Corp., MTN, Sr. Unsecured
6.88%, 1/10/39	1,000,000	888,572
IBM International Group Capital
5.05%, 10/22/12	1,000,000	1,068,662
SLM Corp., Sr. Unsecured
1.30%, 4/27/09 (1)	1,000,000	962,690

Total Diversified Financial Services		4,486,661

ELECTRIC UTILITIES—1.2%
Centerpoint Energy, Inc., Sr. Unsecured
6.50%, 5/01/18	125,000	102,496
Duke Energy Corp., Sr. Unsecured
6.30%, 2/01/14	250,000	257,249
Virginia Electric and Power Co., Sr. Unsecured
8.88%, 11/15/38	1,000,000	1,320,078

Total Electric Utilities		1,679,823

ENERGY EQUIPMENT & SERVICES—0.4%
National-Oilwell Varco, Inc., Sr. Unsecured
5.65%, 11/15/12	500,000	520,448

FOOD—1.7%
General Mills, Inc., Sr. Unsecured
5.65%, 2/15/19	250,000	255,076
Kellogg Co., Sr. Unsecured
4.25%, 3/06/13	500,000	513,138
Kroger Co./The
7.50%, 1/15/14	500,000	562,026
McCormick & Co., Inc., Sr. Unsecured
5.75%, 12/15/17	500,000	484,944
McDonald’s Corp., Sr. Unsecured
5.35%, 3/01/18	500,000	531,225

Total Food		2,346,409

HOUSEHOLD PRODUCTS—0.4%
Clorox Co., Sr. Unsecured
5.00%, 3/01/13	500,000	503,294

MEDIA—1.5%
Comcast Corp.
5.90%, 3/15/16	1,000,000	983,497
COX Enterprises, Inc., Sr. Unsecured
7.88%, 9/15/10 (2)(3)	1,000,000	1,000,747

Total Media		1,984,244

MULTI-UTILITIES—0.7%
CenterPoint Energy, Inc., Sr. Unsecured, Series B
7.25%, 9/01/10	500,000	495,133
Dominion Resources, Inc., Sr. Unsecured, Series A
5.60%, 11/15/16	500,000	459,665

Total Multi-utilities		954,798

OIL & GAS—4.7%
Anadarko Finance Co., Series B
6.75%, 5/01/11	715,000	714,758
ConocoPhillips, Sr. Unsecured
8.75%, 5/25/10	1,265,000	1,367,650
Devon Financing Corp.
6.88%, 9/30/11	1,000,000	1,055,620
Enterprise Products Operating LP
7.03%, 1/15/68	1,000,000	557,308
Enterprise Products Operating LP, Class B
4.63%, 10/15/09	500,000	497,804
Kerr-McGee Corp.
6.95%, 7/01/24	1,000,000	796,366
Pioneer Natural Resources Co., Sr. Unsecured
6.88%, 5/01/18	1,000,000	788,593
XTO Energy, Inc., Sr. Unsecured
6.50%, 12/15/18	500,000	499,934

Total Oil & Gas		6,278,033

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.5%
HRPT Properties Trust, Sr. Unsecured
6.65%, 1/15/18	500,000	280,630
Simon Property Group, Inc., Sr. Unsecured
5.38%, 6/01/11	500,000	450,564

Total Real Estate Investment Trusts		731,194

RETAIL—0.8%
CVS/Caremark Corp., Sr. Unsecured
5.75%, 6/01/17	1,000,000	1,024,016

TELECOMMUNICATIONS—3.0%
American Tower Corp., Sr. Unsecured
7.13%, 10/15/12	1,000,000	1,002,500
AT&T, Inc., Sr. Unsecured
6.25%, 3/15/11	770,000	808,245
6.70%, 11/15/13	1,000,000	1,076,786
Verizon Wireless Capital LLC, Sr. Unsecured
7.38%, 11/15/13 (2)(3)	500,000	537,225
8.50%, 11/15/18 (2)(3)	500,000	567,441

Total Telecommunications		3,992,197

TRANSPORTATION—1.2%
Korea Railroad Corp., Sr. Unsecured
5.38%, 5/15/13 (2)(3)	500,000	421,439
Canadian National RR Co., Sr. Unsecured
5.85%, 11/15/17	500,000	497,612

Union Pacific Corp., Sr. Unsecured
3.88%, 2/15/09	500,000	499,976
5.75%, 11/15/17	250,000	244,830

Total Transportation		1,663,857

Total Corporate Bonds (Cost $40,191,924)		38,913,701

ENHANCED EQUIPMENT TRUST CERTIFICATE—0.5%
AIRLINES—0.5%
Delta Airlines, Inc., Pass-Thru Certificates, Series 071A
6.82%, 8/10/22 (Cost $922,314)	934,936	649,196

GOVERNMENT AGENCIES—7.6%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) —3.1%
5.75%, 3/15/09	2,000,000	2,013,645
5.00%, 1/30/14	2,000,000	2,208,048

Total Federal Home Loan Mortgage Corp.		4,221,693

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—4.5%
3.15%, 4/01/11	3,000,000	3,008,831
3.88%, 6/16/11	3,000,000	3,031,751

Total Federal National Mortgage Association		6,040,582

Total Government Agencies (Cost $10,078,766)		10,262,275

MORTGAGE-BACKED SECURITIES—43.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—18.3%
Pool A18401
6.00%, 2/01/34	269,253	278,677
Pool C90293
7.50%, 9/01/19	429,868	455,879
Pool C90504
6.50%, 12/01/21	214,262	224,667
Pool E76204
5.50%, 4/01/14	3,265	3,345
Pool E83022
6.00%, 4/01/16	140,594	145,552
Pool E92817
5.00%, 12/01/17	866,146	890,831
Pool G03703
5.50%, 12/01/37	4,628,536	4,739,331
Pool G10399
6.50%, 7/01/09	946	949
Pool G11311
5.00%, 10/01/17	699,931	719,879
Pool G12709
5.00%, 7/01/22	7,915,030	8,103,506
Pool G13077
5.50%, 4/01/23	8,747,896	9,019,081

Total Federal Home Loan Mortgage Corporation		24,581,697

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—24.4%
Pool 254227
5.00%, 2/01/09	3,412	3,412
Pool 254240
7.00%, 3/01/32	281,418	297,916
Pool 254400
5.50%, 7/01/09	113,559	114,169
Pool 256674
6.00%, 4/01/37	4,807,352	4,961,488
Pool 303831
6.00%, 4/01/11	51,109	51,843

Pool 313224
7.00%, 12/01/11	58,852	60,116
Pool 424286
6.50%, 6/01/13	29,340	30,168
Pool 526062
7.50%, 12/01/29	57,051	60,494
Pool 561915
6.50%, 11/01/30	31,149	32,734
Pool 619054
5.50%, 2/01/17	451,096	467,194
Pool 832365
5.50%, 8/01/20	3,682,394	3,800,000
Pool 838741
5.00%, 9/01/20	3,534,423	3,628,527
Pool 839291
5.00%, 9/01/20	120,651	123,864
Pool 885704
6.00%, 10/01/36	7,632,726	7,879,836
Pool 933147
5.50%, 10/01/37	3,525,110	3,611,695
Pool 959393
6.00%, 12/01/37	7,392,732	7,629,762

Total Federal National Mortgage Association		32,753,218

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.8%
Pool 426727
7.00%, 2/15/29	34,954	36,761
Pool 780825
6.50%, 7/15/28	353,682	369,380
Pool 781231
7.00%, 12/15/30	147,273	154,822
Pool II 2616
7.00%, 7/20/28	161,386	169,291
Pool II 2701
6.50%, 1/20/29	311,750	324,877

Total Government National Mortgage Association		1,055,131

Total Mortgage-backed Securities (Cost $57,009,719)		58,390,046

U.S. TREASURY—3.9%
INFLATION PROTECTED—2.0%
3.00%, 7/15/12	580,000	708,903
2.00%, 1/15/14	1,300,000	1,485,438
1.63%, 1/15/15	500,000	537,732

Total Inflation Protected Note		2,732,073

U.S. TREASURY NOTE—1.9%
0.88%, 12/31/10	2,500,000	2,499,219

Total U.S. Treasury (Cost $5,147,038)		5,231,292

MONEY MARKET FUND—1.5%
Dreyfus Cash Management Fund, Institutional Shares, 1.28% (7) (Cost $2,062,742)	2,062,742	2,062,742

Total Investments—99.1% (Cost $134,025,957)		133,193,129

Other assets less liabilities—0.9%		1,235,074

Total Net Assets—100.0%		$134,428,203

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$2,062,742	$—
Level 2 - Other Significant Observable Inputs	131,130,387	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$133,193,129	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Par Value	Market Value
ASSET-BACKED SECURITIES—2.4%
FINANCIAL SERVICES—2.4%
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A
3.81%, 7/08/11	$1,361,186	$1,342,654
LA Arena Funding LLC, Class A, (2)(3)
7.66%, 12/15/26	1,577,937	1,361,710

Total Asset-backed Securities (Cost $2,939,072)		2,704,364

COLLATERALIZED MORTGAGE OBLIGATIONS—14.6%
COMMERCIAL MORTGAGE BACK SECURITY (CMBS)—1.7%
American Tower Trust, Series 2007-1A, Class AFX (2)(3)
5.42%, 4/15/37	1,000,000	813,828
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.63%, 4/10/49	1,500,000	1,183,125

Total Commercial Mortgage Back Security		1,996,953

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—0.3%
Series 1920, Class H
7.00%, 1/15/12	288,660	299,372
Series 2707, Class PW
4.00%, 7/15/14	16,915	16,912

Total Federal Home Loan Mortgage Corporation		316,284

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.0%
Series 1988-23, Class C
9.75%, 9/25/18	14,425	15,930

WHOLE LOAN—12.6%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
5.20%, 2/25/09 (1)	889,275	753,461
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1
4.50%, 6/25/19	4,950,226	4,592,196
GSR Mortgage Loan, Series 2006-2F, Class 2A15
5.75%, 2/25/36	1,525,191	1,347,939
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.09%, 2/25/09 (1)	2,024,590	1,983,453
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	694,391	674,636
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	1,570,241	1,322,782
WaMu Mortgage Pass Through Certificates, Series 2004-CB1, Class 1A
5.25%, 6/25/19	3,877,727	3,666,611

Total Whole Loan		14,341,078

Total Collateralized Mortgage Obligations (Cost $18,166,293)		16,670,245

CORPORATE BONDS—29.6%
AUTO MANUFACTURERS—0.4%
Daimler Finance North America LLC
5.75%, 9/08/11	500,000	480,979

BANKS—4.4%
Bank of America Corp.
7.13%, 10/15/11	200,000	200,859
Bank of New York Institutional Capital Trust A
7.78%, 12/01/26 (2)(3)	1,500,000	1,273,614
BankBoston Capital Trust III
2.75%, 3/15/09 (1)	900,000	387,295

BB&T Corp.
4.75%, 10/01/12	500,000	492,539
Citigroup, Inc., Sr. Unsecured
5.50%, 4/11/13	1,000,000	933,060
KeyBank NA
5.80%, 7/01/14	1,000,000	900,249
US Bank NA, Sr. Unsecured
5.92%, 5/25/12	786,247	817,703

Total Banks		5,005,319

BEVERAGES—0.9%
Bottling Group LLC, Sr. Unsecured
5.13%, 1/15/19	500,000	509,329
Dr Pepper Snapple Group, Inc.
6.82%, 5/01/18	500,000	476,763

Total Beverages		986,092

CAPITAL MARKETS—0.4%
Morgan Stanley, Sr. Unsecured
4.00%, 1/15/10	500,000	498,094

COMMERCIAL SERVICES—0.4%
Iron Mountain, Inc.
8.00%, 6/15/20	500,000	470,000

COSMETICS/PERSONAL CARE—0.9%
Procter & Gamble Co., Sr. Unsecured
5.80%, 8/15/34	1,000,000	1,008,455

DIVERSIFIED FINANCIAL SERVICES—6.0%
ASIF Global Financing XIX, Sr. Unsecured
4.90%, 1/17/13 (2)(3)	1,175,000	906,514
CIT Group, Inc., Sr. Unsecured
7.63%, 11/30/12	500,000	420,750
5.00%, 2/13/14	450,000	298,125
Ford Motor Credit Co., LLC, Sr. Unsecured
2.66%, 4/15/09 (1)	1,000,000	812,500
General Electric Capital Corp., MTN, Sr. Unsecured
6.88%, 1/10/39	1,000,000	888,572
General Electric Capital Corp.
6.38%, 11/15/67	1,000,000	679,960
International Lease Finance Corp., Sr. Unsecured
5.88%, 5/01/13	1,150,000	835,935
JP Morgan Chase Capital XVIII, Series R
6.95%, 8/17/36	1,000,000	787,115
MBNA Capital, Class A, Bank Guaranteed
8.28%, 12/01/26	1,000,000	805,477
SLM Corp., Sr. Unsecured
4.50%, 7/26/10	500,000	466,634

Total Diversified Financial Services		6,901,582

ELECTRIC UTILITIES—2.1%
American Electric Power Co., Class C, Sr. Unsecured
5.38%, 3/15/10	250,000	251,948
Centerpoint Energy, Inc., Sr. Unsecured
6.50%, 5/01/18	125,000	102,496
CenterPoint Energy, Inc., Series B, Sr. Unsecured
6.85%, 6/01/15	1,250,000	1,099,159
Duke Energy Corp., Sr. Unsecured
6.30%, 2/01/14	250,000	257,249

Virginia Electric and Power Co., Sr. Unsecured
8.88%, 11/15/38	500,000	660,039

Total Electric Utilities		2,370,891

ENERGY EQUIPMENT & SERVICES—1.4%
National-Oilwell Varco, Inc., Sr. Unsecured
5.65%, 11/15/12	1,500,000	1,561,345

FOOD—1.6%
General Mills, Inc., Sr. Unsecured
5.65%, 2/15/19	250,000	255,076
Kellogg Co., Sr. Unsecured
4.25%, 3/06/13	500,000	513,138
Kroger Co./The
7.50%, 1/15/14	500,000	562,026
McCormick & Co., Inc., Sr. Unsecured
5.75%, 12/15/17	500,000	484,944

Total Food		1,815,184

HOUSEHOLD PRODUCTS—0.4%
Clorox Co., Sr. Unsecured
5.00%, 3/01/13	500,000	503,294

MEDIA—0.9%
COX Enterprises, Inc., Note, Sr. Unsecured
7.88%, 9/15/10 (2)(3)	1,000,000	1,000,747

METALS & MINING—0.2%
Xstrata Finance Canada Ltd.
6.90%, 11/15/37 (2)(3)	500,000	255,555

MULTI-UTILITIES—0.4%
Dominion Resources, Inc., Series A, Sr. Unsecured
5.60%, 11/15/16	500,000	459,665

OIL & GAS—2.3%
Enterprise Products Operating LP
7.03%, 1/15/68	1,000,000	557,308
Pioneer Natural Resources Co., Sr. Unsecured
6.88%, 5/01/18	1,000,000	788,592
Valero Energy Corp., Sr. Unsecured
6.63%, 6/15/37	1,000,000	748,841
XTO Energy, Inc., Sr. Unsecured
6.50%, 12/15/18	500,000	499,934

Total Oil & Gas		2,594,675

OIL & GAS FIELD SERVICES—1.0%
NuStar Pipeline Operating Partnership, LP, Sr. Unsecured
5.88%, 6/01/13	1,250,000	1,122,138

REAL ESTATE INVESTMENT TRUSTS (REIT)—1.0%
Boston Properties, LP, Sr. Unsecured
5.00%, 6/01/15	650,000	485,317
HRPT Properties Trust, Sr. Unsecured
6.65%, 1/15/18	500,000	280,630
Simon Property Group, Inc., Sr. Unsecured
5.38%, 6/01/11	500,000	450,564

Total Real Estate Investment Trusts		1,216,511

RETAIL—0.8%
Tesco Plc.
6.15%, 11/15/37 (2)(3)	1,000,000	900,533

TELECOMMUNICATIONS—2.7%
American Tower Corp., Sr. Unsecured
7.13%, 10/15/12	1,500,000	1,503,750
AT&T, Inc.
6.70%, 11/15/13	1,000,000	1,076,786

Verizon Wireless Capital LLC, Sr. Unsecured
8.50%, 11/15/18 (2)(3)	500,000	567,441

Total Telecommunications		3,147,977

TRANSPORTATION—1.4%
Burlington Northern Santa Fe Corp., Sr. Unsecured
6.20%, 8/15/36	1,000,000	894,170
Korea Railroad Corp., Sr. Unsecured
5.38%, 5/15/13 (2)(3)	500,000	421,439
Union Pacific Corp., Sr. Unsecured
5.75%, 11/15/17	250,000	244,830

Total Transportation		1,560,439

Total Corporate Bonds (Cost $38,340,254)		33,859,475

ENHANCED EQUIPMENT TRUST CERTIFICATE—0.3%
AIRLINES—0.3%
Delta Airlines, Inc., Pass-Thru Certificates, Series 071A
6.82%, 8/10/22 (Cost $467,468)	467,468	324,598

MORTGAGE-BACKED SECURITIES—31.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—15.2%
Gold Pool A13990
4.50%, 10/01/33	327,490	329,912
Gold Pool B17616
5.50%, 1/01/20	484,016	500,078
Gold Pool C00478
8.50%, 9/01/26	44,475	47,765
Gold Pool C01272
6.00%, 12/01/31	334,054	347,110
Gold Pool C79603
6.00%, 2/01/33	171,943	178,068
Gold Pool E00560
6.00%, 7/01/13	143,744	149,112
Pool 170027
14.75%, 3/01/10	200	220
Pool A83578
5.00%, 12/01/38	2,000,000	2,032,500
Pool G02296
5.00%, 6/01/36	3,300,880	3,355,551
Pool G02976
5.50%, 6/01/37	3,044,242	3,117,114
Pool G02988
6.00%, 5/01/37	2,587,057	2,673,562
Pool G03703
5.50%, 12/01/37	1,388,561	1,421,799
Pool G04776
5.50%, 7/01/38	1,961,555	2,008,510
Pool G12709
5.00%, 7/01/22	1,216,355	1,245,320

Total Federal Home Loan Mortgage Corporation		17,406,621

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—15.0%
Pool 254007
6.50%, 10/01/31	135,364	142,112
Pool 254759
4.50%, 6/01/18	799,956	819,105
Pool 329794
7.00%, 2/01/26	139,899	148,659
Pool 346537
6.00%, 5/01/11	123,349	128,461

Pool 398162
6.50%, 1/01/28	63,410	66,611
Pool 398938
6.50%, 10/01/27	49,154	51,635
Pool 402255
6.50%, 12/01/27	12,673	13,312
Pool 535939
6.00%, 5/01/16	288,988	301,866
Pool 638023
6.50%, 4/01/32	434,237	457,362
Pool 642345
6.50%, 5/01/32	325,055	341,057
Pool 651292
6.50%, 7/01/32	384,667	403,604
Pool 653729
6.50%, 8/01/32	1,000,015	1,049,245
Pool 686398
6.00%, 3/01/33	604,720	626,534
Pool 688987
6.00%, 5/01/33	737,940	764,560
Pool 695818
5.00%, 4/01/18	1,617,326	1,663,925
Pool 839291
5.00%, 9/01/20	2,458,269	2,523,721
Pool 885704
6.00%, 10/01/36	3,816,363	3,939,918
Pool 892493
5.50%, 8/01/36	2,207,099	2,261,540
Pool 975207
5.00%, 3/01/23	1,362,259	1,395,123

Total Federal National Mortgage Association		17,098,350

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.9%
Pool 354677
7.50%, 10/15/23	89,346	94,097
Pool 354713
7.50%, 12/15/23	45,705	48,135
Pool 354765
7.00%, 2/15/24	165,012	173,256
Pool 354827
7.00%, 5/15/24	129,700	136,493
Pool 360869
7.50%, 5/15/24	36,749	39,175
Pool 361843
7.50%, 10/15/24	98,445	104,945
Pool 373335
7.50%, 5/15/22	29,819	31,777
Pool 385623
7.00%, 5/15/24	107,672	115,416
Pool 503405
6.50%, 4/15/29	233,206	243,608
Pool II 2077
7.00%, 9/20/25	39,567	42,305

Total Government National Mortgage Association		1,029,207

Total Mortgage-backed Securities (Cost $34,593,269)		35,534,178

U.S. TREASURY—16.4%
INFLATION PROTECTED—0.1%
Bond
2.00%, 1/15/14	100,000	114,264

U.S. TREASURY NOTE—16.3%
0.88%, 12/31/10	13,000,000	12,995,937
4.50%, 2/15/16	1,800,000	2,050,735
4.50%, 5/15/38	3,085,000	3,585,349

Total U.S. Treasury Note		18,632,021

Total U.S. Treasury (Cost $19,228,775)		18,746,285

TAXABLE MUNICIPAL—0.8%
GENERAL REVENUE—0.8%
Contra Costa County Public Financing Authority, CA, (MBIA Insured)
5.52%, 8/01/17 (Cost $970,000)	970,000	950,193

MONEY MARKET FUND—4.7%
Dreyfus Cash Management Fund, Institutional Shares, 1.28% (7) (Cost $5,392,881)	5,392,881	5,392,881

Total Investments—99.9% (Cost $120,098,012)		114,182,219

Other assets less liabilities—0.1%		140,579

Total Net Assets—100.0%		$114,322,798

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$5,392,881	$—
Level 2 - Other Significant Observable Inputs	108,789,338	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$114,182,219	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND—CONSERVATIVE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
MUTUAL FUNDS—92.3% (8)
EQUITY FUNDS—45.5%
MTB International Equity Fund, Institutional I Shares	223,501	$1,271,721
MTB Large Cap Growth Fund, Institutional I Shares	155,064	818,739
MTB Large Cap Stock Fund, Institutional I Shares	97,136	443,913
MTB Large Cap Value Fund, Institutional I Shares	65,313	445,438
MTB Mid Cap Growth Fund, Institutional I Shares	20,562	148,460
MTB Mid Cap Stock Fund, Institutional I Shares	10,423	74,006
MTB Small Cap Growth Fund, Institutional I Shares	8,324	75,082
MTB Small Cap Stock Fund, Institutional I Shares	24,233	73,667

Total Equity Funds		3,351,026

FIXED INCOME FUNDS—46.8%
MTB Intermediate-Term Bond Fund, Institutional I Shares	75,879	751,202
MTB Short Duration Government Bond Fund, Institutional I Shares	136,984	1,352,028
MTB Short-Term Corporate Bond Fund, Institutional I Shares	76,646	751,126
MTB U.S. Government Bond Fund, Institutional I Shares	62,275	597,213

Total Fixed Income Funds		3,451,569

Total Mutual Funds (Cost $9,274,484)		6,802,595

MONEY MARKET FUND—8.0%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $585,792)	585,792	585,792

Total Investments—100.3% (Cost $9,860,276)		7,388,387

Other assets less liabilities—(0.3%)		(19,190)

Total Net Assets—100.0%		$7,369,197

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$7,388,387	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$7,388,387	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND—MODERATE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
MUTUAL FUNDS—93.7% (8)
EQUITY FUNDS—67.2%
MTB International Equity Fund, Institutional I Shares	1,396,040	$7,943,465
MTB Large Cap Growth Fund, Institutional I Shares	868,362	4,584,952
MTB Large Cap Stock Fund, Institutional I Shares	1,274,838	5,826,010
MTB Large Cap Value Fund, Institutional I Shares	305,372	2,082,640
MTB Mid Cap Growth Fund, Institutional I Shares	99,192	716,168
MTB Mid Cap Stock Fund, Institutional I Shares	99,336	705,286
MTB Small Cap Growth Fund, Institutional I Shares	40,027	361,041
MTB Small Cap Stock Fund, Institutional I Shares	226,255	687,817

Total Equity Funds		22,907,379

FIXED INCOME FUNDS—26.5%
MTB Intermediate-Term Bond Fund, Institutional I Shares	292,618	2,896,923
MTB Short Duration Government Bond Fund, Institutional I Shares	293,528	2,897,119
MTB Short-Term Corporate Bond Fund, Institutional I Shares	260,528	2,553,176
MTB U.S. Government Bond Fund, Institutional I Shares	74,231	711,871

Total Fixed Income Funds		9,059,089

Total Mutual Funds (Cost $49,392,263)		31,966,468

MONEY MARKET FUND—6.4%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $2,176,905)	2,176,905	2,176,905

Total Investments—100.1% (Cost $51,569,168)		34,143,373

Other assets less liabilities—(0.1%)		(19,865)

Total Net Assets—100.0%		$34,123,508

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$34,143,373	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$34,143,373	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND—AGGRESSIVE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
MUTUAL FUNDS—98.9% (8)
EQUITY FUNDS—97.8%
MTB International Equity Fund, Institutional I Shares	842,940	$4,796,329
MTB Large Cap Growth Fund, Institutional I Shares	729,047	3,849,369
MTB Large Cap Stock Fund, Institutional I Shares	637,884	2,915,132
MTB Large Cap Value Fund, Institutional I Shares	294,469	2,008,280
MTB Mid Cap Growth Fund, Institutional I Shares	42,271	305,195
MTB Mid Cap Stock Fund, Institutional I Shares	63,800	452,982
MTB Small Cap Growth Fund, Institutional I Shares	34,424	310,508
MTB Small Cap Stock Fund, Institutional I Shares	150,092	456,280

Total Equity Funds		15,094,075

FIXED INCOME FUNDS—1.1%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	16,530	161,999

Total Mutual Funds (Cost $26,477,139)		15,256,074

MONEY MARKET FUND—1.1%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $170,727)	170,727	170,727

Total Investments—100.0% (Cost $26,647,866)		15,426,801

Other assets less liabilities—0.0%		(6,543)

Total Net Assets—100.0%		$15,420,258

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$15,426,801	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$15,426,801	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB BALANCED FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—43.4%
AEROSPACE & DEFENSE—0.6%
Northrop Grumman Corp.	1,500	$72,180
United Technologies Corp.	550	26,395

Total Aerospace & Defense		98,575

AIR FREIGHT & LOGISTICS—0.3%
FedEx Corp.	1,000	50,940

APPAREL—0.2%
Coach, Inc. *	1,000	14,600
NIKE, Inc., Class B	425	19,231

Total Apparel		33,831

AUTO MANUFACTURERS—0.3%
Toyota Motor Corp., ADR	700	44,457

BANKS—2.1%
Bank of America Corp.	1,562	10,278
Bank of New York Mellon Corp.	3,300	84,941
Keycorp	9,500	69,159
PNC Financial Services Group, Inc.	1,700	55,284
Regions Financial Corp.	5,300	18,338
SunTrust Banks, Inc.	3,900	47,814
Wilmington Trust Corp.	2,850	39,017

Total Banks		324,831

BEVERAGES—1.2%
Coca-Cola Co.	1,400	59,808
Pepsi Bottling Group, Inc.	1,300	25,077
PepsiCo, Inc.	2,100	105,483

Total Beverages		190,368

BIOTECHNOLOGY—1.4%
Amgen, Inc. *	850	46,623
Celgene Corp. *	1,700	90,015
Gilead Sciences, Inc. *	1,700	86,309

Total Biotechnology		222,947

BUILDING MATERIALS—0.2%
Masco Corp.	4,500	35,190

CHEMICALS—1.9%
Air Products & Chemicals, Inc.	1,100	55,330
Ashland, Inc.	3,181	25,512
Cabot Corp.	2,500	33,400
Dow Chemical Co.	2,500	28,975
Lubrizol Corp.	1,300	44,356
Monsanto Co.	250	19,015
PPG Industries, Inc.	900	33,822
RPM International, Inc.	3,700	45,547
Valspar Corp.	1,300	22,555

Total Chemicals		308,512

COAL—0.1%
Consol Energy, Inc.	800	21,808

COMMERCIAL SERVICES—0.7%
Mastercard, Inc., Class A	225	30,551
Ritchie Bros. Auctioneers, Inc.	2,200	40,392
RR Donnelley & Sons Co.	4,000	39,040

Total Commercial Services		109,983

COMPUTERS—1.8%
Apple, Inc. *	400	36,052
Hewlett-Packard Co.	2,500	86,875
International Business Machines Corp.	800	73,320
Research In Motion Ltd. *	1,000	55,400
Seagate Technology	7,900	29,941

Total Computers		281,588

COSMETICS/PERSONAL CARE—0.9%
Avon Products, Inc.	1,900	38,855
Procter & Gamble Co.	1,900	103,550

Total Cosmetics/Personal Care		142,405

DIVERSIFIED FINANCIAL SERVICES—2.0%
BlackRock, Inc.	175	19,040
Goldman Sachs Group, Inc.	800	64,584
IntercontinentalExchange, Inc. *	500	28,465
JPMorgan Chase & Co.	1,700	43,367
Morgan Stanley	3,500	70,805
T Rowe Price Group, Inc.	3,200	88,256

Total Diversified Financial Services		314,517

ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
Emerson Electric Co.	550	17,985

ELECTRONICS—0.6%
Dolby Laboratories, Inc., Class A *	600	15,336
Garmin Ltd.	3,150	55,220
Jabil Circuit, Inc.	5,200	30,264

Total Electronics		100,820

ENERGY-ALTERNATE SOURCES—0.1%
First Solar, Inc. *	100	14,280

ENGINEERING & CONSTRUCTION—0.1%
McDermott International, Inc. *	1,100	11,407

FOOD—0.2%
Hershey Co.	700	26,096

HAND/MACHINE TOOLS—0.2%
Black & Decker Corp.	1,000	28,910

HEALTH CARE—PRODUCTS—1.1%
Intuitive Surgical, Inc. *	250	25,808
Johnson & Johnson	2,500	144,225

Total Health Care—Products		170,033

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
St. Jude Medical, Inc. *	1,300	47,281

HEALTH CARE PROVIDERS & SERVICES—0.3%
Humana, Inc. *	1,300	49,309

HOME BUILDERS—0.2%
Toll Brothers, Inc. *	1,800	30,636

HOUSEHOLD PRODUCTS—0.6%
Avery Dennison Corp.	2,000	48,460
Fortune Brands, Inc.	300	9,600
Newell Rubbermaid, Inc.	3,600	29,088

Total Household Products		87,148

INSURANCE—1.3%
ACE Ltd.	1,000	43,660
Axis Capital Holdings Ltd.	1,800	43,668
Mercury General Corp.	1,900	73,606
MetLife, Inc.	1,000	28,730
Protective Life Corp.	1,700	14,076

Total Insurance		203,740

INTERNET—1.3%
Amazon.com, Inc.*	675	39,704
Google, Inc., Class A *	400	135,412
Yahoo!, Inc. *	2,500	29,325

Total Internet		204,441

IRON / STEEL—0.1%
Cliffs Natural Resources, Inc.	900	20,853

LODGING—0.3%
Starwood Hotels & Resorts Worldwide, Inc.	3,400	51,408

MACHINERY—0.9%
Deere & Co.	1,200	41,688
Rockwell Automation, Inc.	2,800	72,912
Terex Corp. *	2,000	23,680

Total Machinery		138,280

MEDIA—0.5%
CBS Corp., Class B Non-Voting	8,000	45,760
McGraw-Hill Cos., Inc.	1,200	26,388

Total Media		72,148

METAL FABRICATE / HARDWARE—0.1%
Timken Co.	900	13,401

METALS & MINING—0.6%
Alcoa, Inc.	6,100	47,519
Freeport-McMoRan Copper & Gold, Inc.	600	15,084
Precision Castparts Corp.	400	25,980

Total Metals & Mining		88,583

MISCELLANEOUS MANUFACTURING—0.7%
General Electric Co.	2,600	31,538
Harsco Corp.	1,100	26,092
Ingersoll-Rand Co., Ltd., Class A	2,800	45,388

Total Miscellaneous Manufacturing		103,018

OFFICE/BUSINESS EQUIPMENT—0.3%
Pitney Bowes, Inc.	2,400	53,424

OIL & GAS—6.6%
Apache Corp.	500	37,500
BP Plc. ADR	300	12,741
Chevron Corp.	3,000	211,560
ConocoPhillips	900	42,777
Devon Energy Corp.	1,000	61,600
EOG Resources, Inc.	500	33,885
Exxon Mobil Corp.	4,900	374,751

Marathon Oil Corp.	3,400	92,582
Occidental Petroleum Corp.	1,500	81,825
Southwestern Energy Co. *	2,100	66,465
Sunoco, Inc.	800	37,056

Total Oil & Gas		1,052,742

OIL & GAS SERVICES—0.9%
National Oilwell Varco, Inc. *	1,700	44,948
Schlumberger Ltd.	1,100	44,891
Transocean Ltd. *	325	17,752
Weatherford International Ltd. *	2,800	30,884

Total Oil & Gas Services		138,475

PHARMACEUTICALS—1.3%
Allergan, Inc.	1,000	38,120
BioMarin Pharmaceutical, Inc. *	1,200	23,112
Bristol-Myers Squibb Co.	2,800	59,948
Express Scripts, Inc. *	700	37,632
Forest Laboratories, Inc. *	1,700	42,568

Total Pharmaceuticals		201,380

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.5%
Annaly Capital Management, Inc.	5,200	78,728

RETAIL—4.0%
American Eagle Outfitters, Inc.	7,000	63,070
Brinker International, Inc.	5,800	63,626
CVS Caremark Corp.	800	21,504
GameStop Corp., Class A *	1,050	26,019
JC Penney Co., Inc.	3,300	55,275
Limited Brands, Inc.	7,100	56,232
Lowe’s Cos., Inc.	3,000	54,810
Macy’s, Inc.	10,000	89,499
McDonald’s Corp.	500	29,010
Nordstrom, Inc.	2,100	26,649
Tiffany & Co.	1,000	20,750
Urban Outfitters, Inc. *	2,000	31,160
Wal-Mart Stores, Inc.	1,200	56,544
Williams-Sonoma, Inc.	6,300	49,896

Total Retail		644,044

SEMICONDUCTORS—1.8%
Analog Devices, Inc.	5,000	99,900
Applied Materials, Inc.	3,000	28,110
Intel Corp.	7,200	92,880
Maxim Integrated Products, Inc.	4,600	60,858

Total Semiconductors		281,748

SOFTWARE—2.0%
ANSYS, Inc. *	1,000	24,860
Cerner Corp. *	1,000	33,720
Microsoft Corp.	9,400	160,740
Oracle Corp. *	4,100	69,003
VMware, Inc., Class A *	1,700	35,190

Total Software		323,513

TELECOMMUNICATIONS—2.0%
Cisco Systems, Inc. *	6,000	89,820
Corning, Inc.	3,000	30,330
Frontier Communications Corp.	4,700	38,117
Harris Corp.	450	19,481

Motorola, Inc.	11,200	49,616
QUALCOMM, Inc.	2,800	96,740

Total Telecommunications		324,104

TOBACCO—0.6%
Lorillard, Inc.	900	53,514
Philip Morris International, Inc.	1,000	37,150

Total Tobacco		90,664

TOYS/GAMES/HOBBIES—0.1%
Marvel Entertainment, Inc. *	700	19,257

Total Common Stocks (Cost $10,657,069)		6,867,808

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS—7.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—2.7%
Series 2617-GW
3.50%, 6/15/16	$64,510	64,820
Series 2686-GB
5.00%, 5/15/20	357,657	363,167

Total Federal Home Loan Mortgage Corporation		427,987

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—2.4%
Series 1988-23, Class C
9.75%, 9/25/18	4,808	5,310
Series 2007-35, Class DH
5.00%, 9/25/33	374,392	384,757

Total Federal National Mortgage Association		390,067

WHOLE LOAN—2.6%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
5.20%, 2/25/09 (1)	179,134	151,776
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.09%, 2/25/09 (1)	101,230	99,173
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	157,816	153,326

Total Whole Loan		404,275

Total Collateralized Mortgage Obligations (Cost $1,243,642)		1,222,329

CORPORATE BONDS—16.6%
AGRICULTURE—1.2%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	200,000	183,524

AUTO MANUFACTURERS—1.2%
Daimler Finance North America LLC
5.75%, 9/08/11	200,000	192,392

BANKS—2.2%
BankBoston Capital Trust III
2.75%, 3/15/09 (1)	170,000	73,156
SunTrust Capital III
2.65%, 3/16/09 (1)	152,000	114,060
US Bank NA
5.92%, 5/25/12	157,249	163,540

Total Banks		350,756

DIVERSIFIED FINANCIAL SERVICES—1.7%
Citigroup, Inc.
6.00%, 8/15/17	200,000	181,115
Ford Motor Credit Co., LLC
2.66%, 4/15/09 (1)	100,000	81,250

Total Diversified Financial Services		262,365

ELECTRIC UTILITIES—1.1%
CenterPoint Energy, Inc., Series B
6.85%, 6/01/15	200,000	175,865

FOOD—1.7%
Sysco Corp.
5.38%, 9/21/35	300,000	266,793

MEDIA—1.3%
COX Enterprises, Inc., Note
7.88%, 9/15/10 (2)(3)	200,000	200,149

MUTUAL FUND—1.8%
Northeast Investors Trust	69,348	288,490

OIL & GAS—1.3%
Enterprise Products Operating LP
7.03%, 1/15/68	100,000	55,731

Pioneer Natural Resources Co.
6.88%, 5/01/18	200,000	157,718

Total Oil & Gas		213,449

TELECOMMUNICATIONS—3.1%
American Tower Corp., Sr. Unsecured
7.13%, 10/15/12	500,000	501,250

Total Corporate Bonds (Cost $3,235,511)		2,635,033

MORTGAGE-BACKED SECURITIES—18.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—10.1%
Gold Pool A15865
5.50%, 11/01/33	271,151	278,235
Gold Pool A19412
5.00%, 3/01/34	361,404	367,842
Gold Pool A26407
6.00%, 9/01/34	567,238	587,090
Gold Pool A46082
5.00%, 7/01/35	352,075	358,127
Gold Pool C00478
8.50%, 9/01/26	4,942	5,307

Total Federal Home Loan Mortgage Corporation		1,596,601

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—6.8%
Pool 533246
7.50%, 4/01/30	49,362	52,341
Pool 797152
5.00%, 11/01/19	463,946	476,878
Pool 868574
5.50%, 4/01/36	528,920	542,078

Total Federal National Mortgage Association		1,071,297

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—1.5%
Pool 354677
7.50%, 10/15/23	56,173	59,160
Pool 354765
7.00%, 2/15/24	94,167	98,872
Pool 354827
7.00%, 5/15/24	77,820	81,896

Total Government National Mortgage Association		239,928

Total Mortgage-backed Securities (Cost $2,826,035)		2,907,826

U.S. TREASURY—11.6%
U.S. TREASURY BOND—2.4%
4.50%, 2/15/36	233,000	264,309
4.75%, 2/15/37	96,000	114,045

Total U.S. Treasury Bond		378,354

U.S. TREASURY NOTE—9.2%
4.88%, 6/30/12	170,000	189,205
4.25%, 9/30/12	300,000	329,531
3.13%, 4/30/13	200,000	213,188
4.00%, 2/15/14	40,000	44,406
4.50%, 11/15/15	100,000	114,422
4.50%, 2/15/16	300,000	341,765
4.50%, 5/15/17	200,000	225,063

Total U.S. Treasury Note		1,457,580

Total U.S. Treasury (Cost $1,626,898)		1,835,934

MONEY MARKET FUND—1.9%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $298,280)	298,280	298,280

Total Investments—99.6% (Cost $19,887,435)		15,767,210

Other assets less liabilities—0.4%		62,219

Total Net Assets—100.0%		$15,829,429

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$7,454,578	$—
Level 2 - Other Significant Observable Inputs	8,312,632	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$15,767,210	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—93.3%
AEROSPACE & DEFENSE—2.5%
Northrop Grumman Corp.	6,600	$317,592

AUTO MANUFACTURERS—1.6%
Toyota Motor Corp., ADR	3,200	203,232

BANKS—9.5%
Bank of America Corp.	1,977	13,009
Bank of New York Mellon Corp.	11,700	301,157
Keycorp	39,100	284,648
PNC Financial Services Group, Inc.	5,800	188,616
Regions Financial Corp.	20,400	70,584
SunTrust Banks, Inc.	15,900	194,934
Wilmington Trust Corp.	12,050	164,965

Total Banks		1,217,913

BEVERAGES—0.7%
Pepsi Bottling Group, Inc.	4,700	90,663

BUILDING MATERIALS—1.1%
Masco Corp.	18,300	143,106

CHEMICALS—8.9%
Air Products & Chemicals, Inc.	4,500	226,350
Ashland, Inc.	12,808	102,720
Cabot Corp.	7,800	104,208
Dow Chemical Co.	10,200	118,218
Lubrizol Corp.	6,300	214,956
PPG Industries, Inc.	4,300	161,594
RPM International, Inc.	8,000	98,480
Valspar Corp.	6,400	111,040

Total Chemicals		1,137,566

COMMERCIAL SERVICES—1.3%
RR Donnelley & Sons Co.	17,400	169,824

COMPUTERS—0.9%
Seagate Technology	30,000	113,700

DIVERSIFIED FINANCIAL SERVICES—4.7%
JPMorgan Chase & Co.	6,300	160,713
Morgan Stanley	12,800	258,944
T Rowe Price Group, Inc.	6,300	173,754

Total Diversified Financial Services		593,411

ELECTRONICS—2.8%
Garmin Ltd.	12,500	219,125
Jabil Circuit, Inc.	22,600	131,532

Total Electronics		350,657

FOOD—1.1%
Hershey Co.	3,900	145,392

HAND/MACHINE TOOLS—1.1%
Black & Decker Corp.	4,700	135,877

HOUSEHOLD PRODUCTS—2.7%
Avery Dennison Corp.	8,400	203,532
Fortune Brands, Inc.	900	28,800
Newell Rubbermaid, Inc.	14,400	116,352

Total Household Products		348,684

INSURANCE—2.7%
Mercury General Corp.	7,400	286,676
Protective Life Corp.	7,300	60,444

Total Insurance		347,120
LODGING—1.5%
Starwood Hotels & Resorts Worldwide, Inc.	13,000	196,560

MACHINERY—3.6%
Deere & Co.	3,800	132,012
Rockwell Automation, Inc.	12,800	333,312

Total Machinery		465,324

MEDIA—2.3%
CBS Corp., Class B Non-Voting	31,600	180,752
McGraw-Hill Cos., Inc.	5,000	109,950

Total Media		290,702

METAL FABRICATE / HARDWARE—0.4%
Timken Co.	3,400	50,626

METALS & MINING—1.2%
Alcoa, Inc.	19,200	149,568

MISCELLANEOUS MANUFACTURING—2.9%
General Electric Co.	15,900	192,867
Ingersoll-Rand Co., Ltd., Class A	10,900	176,689

Total Miscellaneous Manufacturing		369,556

OFFICE/BUSINESS EQUIPMENT—1.6%
Pitney Bowes, Inc.	9,300	207,018

OIL & GAS—11.6%
BP Plc. ADR	4,300	182,621
Chevron Corp.	5,000	352,600
ConocoPhillips	4,400	209,132
Marathon Oil Corp.	12,200	332,206
Occidental Petroleum Corp.	5,400	294,570
Sunoco, Inc.	2,300	106,536

Total Oil & Gas		1,477,665

PHARMACEUTICALS—2.0%
Bristol-Myers Squibb Co.	12,000	256,920

REAL ESTATE INVESTMENT TRUSTS (REIT)—1.6%
Annaly Capital Management, Inc.	13,800	208,932

RETAIL—11.5%
American Eagle Outfitters, Inc.	24,700	222,547
Brinker International, Inc.	22,000	241,340
JC Penney Co., Inc.	13,600	227,800
Limited Brands, Inc.	25,700	203,544
Macy’s, Inc.	25,900	231,805
Tiffany & Co.	7,400	153,550
Williams-Sonoma, Inc.	23,600	186,912

Total Retail		1,467,498

SEMICONDUCTORS—5.4%
Analog Devices, Inc.	9,800	195,804
Intel Corp.	17,900	230,910
Maxim Integrated Products, Inc.	19,650	259,970

Total Semiconductors		686,684

SOFTWARE—1.4%
Microsoft Corp.	10,600	181,260

TELECOMMUNICATIONS—2.9%
Frontier Communications Corp.	21,200	171,932
Motorola, Inc.	44,200	195,806

Total Telecommunications		367,738

TOBACCO—1.8%
Lorillard, Inc.	3,800	225,948

Total Common Stocks (Cost $20,674,236)		11,916,736

	Par Value
MONEY MARKET FUND—5.7%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $727,601)	$727,601	727,601

Total Investments—99.0% (Cost $21,401,837)		12,644,337

Other assets less liabilities—1.0%		121,252

Total Net Assets—100.0%		$12,765,589

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$12,644,337	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$12,644,337	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—98.6%
AEROSPACE & DEFENSE—6.6%
Lockheed Martin Corp.	37,405	$3,068,706
Raytheon Co.	70,600	3,573,772

Total Aerospace & Defense		6,642,478

BANKS—2.8%
Wells Fargo & Co.	150,200	2,838,780

BIOTECHNOLOGY—3.4%
Amgen, Inc. *	61,800	3,389,730

CHEMICALS—1.0%
The Mosaic Co.	26,900	959,523

DIVERSIFIED FINANCIAL SERVICES—3.0%
JPMorgan Chase & Co.	117,000	2,984,670

ELECTRIC UTILITIES—1.8%
NRG Energy, Inc. *	77,200	1,803,392

ELECTRONICS—2.4%
Agilent Technologies, Inc. *	135,640	2,452,371

FOOD—1.9%
Kraft Foods, Inc., Class A	69,503	1,949,559

HEALTH CARE PROVIDERS & SERVICES—1.1%
Aetna, Inc.	34,900	1,081,900

HOUSEHOLD PRODUCTS—3.0%
Kimberly-Clark Corp.	58,800	3,026,436

INSURANCE—8.5%
AON Corp.	72,900	2,700,945
Genworth Financial, Inc., Class A	200,300	464,696
Hartford Financial Services Group, Inc.	106,700	1,404,172
Loews Corp.	81,046	1,977,522
MetLife, Inc.	69,600	1,999,608

Total Insurance		8,546,943

IRON / STEEL—1.0%
United States Steel Corp.	31,800	954,954

MEDIA—5.7%
CBS Corp., Class B Non-Voting	86,000	491,920
Comcast Corp., Special Class A	127,550	1,770,394
Viacom, Inc., Class B *	236,000	3,481,000

Total Media		5,743,314

METALS & MINING—8.9%
AngloGold Ashanti Ltd. ADR	169,899	4,874,402
Barrick Gold Corp.	109,700	4,112,653

Total Metals & Mining		8,987,055

MISCELLANEOUS MANUFACTURING—2.4%
Illinois Tool Works, Inc.	42,000	1,371,720
Ingersoll-Rand Co., Ltd., Class A	61,400	995,294

Total Miscellaneous Manufacturing		2,367,014

OFFICE/BUSINESS EQUIPMENT—3.9%
Pitney Bowes, Inc.	175,300	3,902,178

OIL & GAS—15.8%
Apache Corp.	65,100	4,882,500
ConocoPhillips	20,560	977,217
EOG Resources, Inc.	20,600	1,396,062
Hess Corp.	42,800	2,380,108
Noble Energy, Inc.	103,700	5,074,042
Talisman Energy, Inc.	126,100	1,190,384

Total Oil & Gas		15,900,313

OIL & GAS SERVICES—1.2%
Halliburton Co.	70,500	1,216,125

PHARMACEUTICALS—3.3%
Merck & Co., Inc.	28,500	813,675
Sanofi-Aventis SA ADR	89,300	2,515,581

Total Pharmaceuticals		3,329,256

SOFTWARE—9.2%
CA, Inc.	318,700	5,733,413
Microsoft Corp.	207,700	3,551,670

Total Software		9,285,083

TELECOMMUNICATIONS—5.4%
AT&T, Inc.	76,400	1,880,968
Motorola, Inc.	496,300	2,198,609
Verizon Communications, Inc.	45,100	1,347,137

Total Telecommunications		5,426,714

TOBACCO—4.4%
Lorillard, Inc.	31,237	1,857,352
Philip Morris International, Inc.	68,500	2,544,775

Total Tobacco		4,402,127

TRANSPORTATION—1.9%
Union Pacific Corp.	44,400	1,944,276

Total Common Stocks (Cost $137,412,626)		99,134,191

	Par Value
MONEY MARKET FUND—0.2%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $156,926)	$156,926	156,926

Total Investments—98.8% (Cost $137,569,552)		99,291,117

Other assets less liabilities—1.2%		1,208,730

Total Net Assets—100.0%		$100,499,847

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$99,291,117	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$99,291,117	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—86.0%
AEROSPACE & DEFENSE—1.5%
General Dynamics Corp.	3,450	$195,719
Goodrich Corp.	1,150	44,459
Rockwell Collins, Inc.	1,400	52,752
United Technologies Corp.	7,260	348,407

Total Aerospace & Defense		641,337

AIR FREIGHT & LOGISTICS—0.9%
FedEx Corp.	2,700	137,538
United Parcel Service, Inc., Class B	6,000	254,940

Total Air Freight & Logistics		392,478

AIRLINES—0.0%
Southwest Airlines Co.	2,400	16,872

APPAREL—0.4%
Coach, Inc. *	2,100	30,660
Nike, Inc., Class B	3,320	150,230

Total Apparel		180,890

AUTO MANUFACTURERS—0.0%
General Motors Corp.	3,625	10,911

AUTO PARTS & EQUIPMENT—0.2%
Johnson Controls, Inc.	5,120	64,051

BANKS—2.8%
Bank of America Corp.	35,000	230,300
Bank of New York Mellon Corp.	6,000	154,440
BB&T Corp.	4,620	91,430
Capital One Financial Corp.	2,950	46,728
People’s United Financial Inc.	3,000	49,080
PNC Financial Services Group, Inc.	3,566	115,966
SunTrust Banks, Inc.	3,230	39,600
US Bancorp	5,000	74,200
Wells Fargo & Co.	20,000	378,000

Total Banks		1,179,744

BEVERAGES—2.1%
Coca-Cola Co.	10,000	427,200
Molson Coors Brewing Co., Class B	1,250	50,338
PepsiCo, Inc.	8,000	401,840

Total Beverages		879,378

BIOTECHNOLOGY—1.8%
Amgen, Inc. *	6,000	329,100
Genzyme Corp. *	2,325	160,239
Gilead Sciences, Inc. *	5,000	253,850
Life Technologies Corp. *	1,256	31,978

Total Biotechnology		775,167

CHEMICALS—1.8%
Air Products & Chemicals, Inc.	1,800	90,540
Dow Chemical Co.	8,100	93,879
Ecolab, Inc.	1,500	50,940

EI Du Pont de Nemours & Co.	7,665	175,988
Monsanto Co.	3,550	270,012
PPG Industries, Inc.	1,425	53,552
Sherwin-Williams Co.	830	39,633

Total Chemicals		774,544

COAL—0.2%
Consol Energy, Inc.	1,400	38,164
Peabody Energy Corp.	2,000	50,000

Total Coal		88,164

COMMERCIAL SERVICES—0.6%
Apollo Group, Inc., Class A *	850	69,241
H&R Block, Inc.	2,600	53,898
McKesson Corp.	2,340	103,428
Moody’s Corp.	1,760	37,699

Total Commercial Services		264,266

COMPUTERS—4.5%
Apple, Inc. *	4,400	396,572
Cognizant Technology Solutions Corp., Class A *	2,600	48,698
Computer Sciences Corp. *	1,300	47,892
Dell, Inc. *	7,000	66,500
EMC Corp. *	10,000	110,400
Hewlett-Packard Co.	16,000	556,000
International Business Machines Corp.	7,000	641,550
NetApp, Inc. *	2,905	43,081

Total Computers		1,910,693

COSMETICS/PERSONAL CARE—2.4%
Avon Products, Inc.	3,725	76,176
Colgate-Palmolive Co.	2,000	130,080
Procter & Gamble Co.	15,000	817,500

Total Cosmetics/Personal Care		1,023,756

DISTRIBUTION/WHOLESALE—0.2%
Genuine Parts Co.	1,360	43,547
Grainger (WW), Inc.	605	44,135

Total Distribution/Wholesale		87,682

DIVERSIFIED FINANCIAL SERVICES—2.5%
Citigroup, Inc.	44,735	158,809
CME Group, Inc.	561	97,564
Franklin Resources, Inc.	1,320	63,914
Goldman Sachs Group, Inc.	2,000	161,460
JPMorgan Chase & Co.	12,500	318,874
Morgan Stanley	7,420	150,107
NYSE Euronext	2,225	48,950
T Rowe Price Group, Inc.	2,075	57,229

Total Diversified Financial Services		1,056,907

ELECTRIC UTILITIES—1.5%
AES Corp. *	5,880	46,511
Allegheny Energy, Inc.	1,550	51,522
Ameren Corp.	1,900	63,175
Consolidated Edison, Inc.	2,400	97,800
Constellation Energy Group, Inc.	2,640	69,432
DTE Energy Co.	1,445	49,853

Exelon Corp.	2,000	108,439
Progress Energy, Inc.	2,327	90,101
Progress Energy, Inc. *(9)	825	285
Southern Co.	2,000	66,900

Total Electric Utilities		644,018

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Emerson Electric Co.	6,670	218,109

ELECTRONICS—0.6%
Agilent Technologies, Inc. *	3,200	57,856
Thermo Fisher Scientific, Inc. *	3,575	128,450
Tyco Electronics Ltd.	4,225	59,826

Total Electronics		246,132

ENGINEERING & CONSTRUCTION—0.2%
Fluor Corp.	1,510	58,739
Jacobs Engineering Group, Inc. *	1,075	41,570

Total Engineering & Construction		100,309

ENVIRONMENTAL CONTROL—0.5%
Republic Services, Inc.	2,700	69,822
Waste Management, Inc.	4,300	134,117

Total Environmental Control		203,939

FOOD—2.0%
Campbell Soup Co.	1,900	57,703
ConAgra Foods, Inc.	4,140	70,794
Hershey Co.	1,470	54,802
Kellogg Co.	2,245	98,084
Kraft Foods, Inc., Class A	6,000	168,299
Kroger Co.	5,750	129,375
Safeway, Inc.	3,735	80,041
Sara Lee Corp.	6,400	64,192
SYSCO Corp.	5,250	117,023

Total Food		840,313

FOREST PRODUCTS & PAPER—0.3%
International Paper Co.	3,820	34,838
Plum Creek Timber Co., Inc., (REIT)	1,550	47,694
Weyerhaeuser Co.	1,900	51,946

Total Forest Products & Paper		134,478

GAS UTILITIES—0.2%
Sempra Energy	2,070	90,749

HEALTH CARE—PRODUCTS—2.6%
Johnson & Johnson	15,000	865,350
Medtronic, Inc.	4,000	133,960
Zimmer Holdings, Inc. *	2,000	72,800

Total Health Care—Products		1,072,110

HEALTH CARE PROVIDERS & SERVICES—1.7%
Aetna, Inc.	3,400	105,400
DaVita, Inc. *	870	40,890
Humana, Inc. *	1,495	56,705
Laboratory Corp. of America Holdings *	1,000	59,200
Quest Diagnostic, Inc.	1,300	64,155
UnitedHealth Group, Inc.	9,800	277,634
WellPoint, Inc. *	3,100	128,495

Total Health Care Providers & Services		732,479

HOUSEHOLD PRODUCTS—0.3%
Clorox Co.	1,160	58,174
Fortune Brands, Inc.	1,400	44,800

Total Household Products		102,974

INFORMATION TECHNOLOGY—0.1%
Affiliated Computer Services, Inc., Class A *	500	22,930

INSURANCE—1.5%
Aflac, Inc.	2,500	58,025
Allstate Corp.	4,585	99,357
CIGNA Corp.	500	8,680
Loews Corp.	3,170	77,348
MetLife, Inc.	3,000	86,190
Progressive Corp.	5,845	71,017
The Travelers Cos., Inc.	4,500	173,880
Unum Group	2,855	40,427

Total Insurance		614,924

INTERNET—1.9%
Amazon.com, Inc.*	1,125	66,173
eBay, Inc. *	9,670	116,233
Google, Inc., Class A *	1,724	583,626
McAfee, Inc. *	800	24,392

Total Internet		790,424

IRON / STEEL—0.2%
Nucor Corp.	2,500	101,975

LEISURE TIME—0.2%
Carnival Corp.	3,785	68,849

LODGING—0.1%
Marriott International, Inc., Class A	2,300	37,513

MACHINERY—0.9%
Caterpillar, Inc.	5,175	159,648
Cummins, Inc.	1,750	41,965
Deere & Co.	3,775	131,144
Rockwell Automation, Inc.	1,300	33,852

Total Machinery		366,609

MEDIA—2.5%
CBS Corp., Class B Non-Voting	6,100	34,892
Comcast Corp., Class A	7,500	109,875
DIRECTV Group, Inc. *	4,720	103,368
McGraw-Hill Cos., Inc.	2,830	62,232
News Corp., Class A	10,000	63,900
Omnicom Group, Inc.	2,900	75,081
Time Warner, Inc.	20,000	186,600
Viacom, Inc., Class B *	5,365	79,134
Walt Disney Co.	15,920	329,225

Total Media		1,044,307

METALS & MINING—0.6%
Alcoa, Inc.	7,100	55,309
Freeport-McMoRan Copper & Gold, Inc.	3,370	84,722
Precision Castparts Corp.	735	47,738
Vulcan Materials Co.	945	46,740

Total Metals & Mining		234,509

MISCELLANEOUS MANUFACTURING—4.2%
3M Co.	3,000	161,370
Cooper Industries Ltd., Class A	1,500	40,365
Dover Corp.	1,760	49,773
Eaton Corp.	1,460	64,269
General Electric Co.	81,400	987,381
Honeywell International, Inc.	3,000	98,430
Illinois Tool Works, Inc.	3,450	112,677
Ingersoll-Rand Co., Ltd., Class A	2,770	44,902
ITT Corp.	1,600	72,448
Parker Hannifin Corp.	1,450	55,405
Tyco International Ltd.	4,200	88,284

Total Miscellaneous Manufacturing		1,775,304

MUTUAL FUND—1.5%
iShares S&P 500 Index Fund	225	18,637
SPDR Trust Series 1	7,475	619,154

Total Mutual Fund		637,791

OFFICE/BUSINESS EQUIPMENT—0.2%
Pitney Bowes, Inc.	1,600	35,616
Xerox Corp.	7,795	51,759

Total Office/business Equipment		87,375

OIL & GAS—9.4%
Chesapeake Energy Corp.	4,480	70,829
Chevron Corp.	9,000	634,679
ConocoPhillips	9,000	427,769
Devon Energy Corp.	2,855	175,868
Exxon Mobil Corp.	22,500	1,720,799
Hess Corp.	2,455	136,523
Marathon Oil Corp.	6,120	166,648
Murphy Oil Corp.	1,700	75,106
Noble Corp.	2,350	63,803
Noble Energy, Inc.	1,000	48,930
Occidental Petroleum Corp.	4,000	218,200
Range Resources Corp.	1,400	50,176
Sunoco, Inc.	1,000	46,320
Valero Energy Corp.	4,600	110,952

Total Oil & Gas		3,946,602

OIL & GAS SERVICES—1.7%
Baker Hughes, Inc.	2,675	89,131
Cameron International Corp. *	1,900	44,004
Halliburton Co.	7,825	134,981
National Oilwell Varco, Inc. *	3,565	94,259
Schlumberger Ltd.	7,500	306,075
Weatherford International Ltd. *	5,625	62,044

Total Oil & Gas Services		730,494

PHARMACEUTICALS—7.1%
Abbott Laboratories	7,000	388,080
Allergan, Inc.	2,625	100,065
AmerisourceBergen Corp.	1,400	50,848
Bristol-Myers Squibb Co.	15,100	323,291
Eli Lilly & Co.	8,510	313,338
Express Scripts, Inc. *	1,400	75,264
Forest Laboratories, Inc. *	2,650	66,356
Medco Health Solutions, Inc. *	4,310	193,648
Merck & Co., Inc.	8,000	228,400

Pfizer, Inc.	50,000	729,000
Schering-Plough Corp.	13,800	242,328
Wyeth	6,000	257,820

Total Pharmaceuticals		2,968,438

PIPELINES—0.6%
El Paso Corp.	6,200	50,716
Questar Corp.	1,420	48,252
Spectra Energy Corp.	5,365	77,846
Williams Cos., Inc.	5,100	72,165

Total Pipelines		248,979

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.6%
AvalonBay Communities, Inc.	675	34,972
Boston Properties, Inc.	995	43,084
Equity Residential	2,400	57,432
Public Storage	1,075	66,510
Vornado Realty Trust	1,200	60,972

Total Real Estate Investment Trusts		262,970

RETAIL—5.9%
Autozone, Inc. *	340	45,183
Bed Bath & Beyond, Inc. *	2,400	55,752
Best Buy Co., Inc.	3,000	84,060
Costco Wholesale Corp.	3,680	165,710
CVS Caremark Corp.	8,900	239,232
Gap, Inc.	3,900	43,992
Home Depot, Inc.	13,805	297,222
JC Penney Co., Inc.	1,100	18,425
Kohl’s Corp. *	2,725	100,035
Lowe’s Cos., Inc.	12,370	226,000
Macy’s, Inc.	3,000	26,850
McDonald’s Corp.	6,000	348,120
Staples, Inc.	5,765	91,894
Target Corp.	6,505	202,956
TJX Cos., Inc.	3,725	72,340
Wal-Mart Stores, Inc.	10,000	471,199

Total Retail		2,488,970

SEMICONDUCTORS—2.2%
Altera Corp.	2,605	40,065
Analog Devices, Inc.	2,650	52,947
Applied Materials, Inc.	11,300	105,881
Broadcom Corp., Class A *	3,775	59,834
Intel Corp.	35,000	451,500
Linear Technology Corp.	1,995	46,723
Nvidia Corp. *	5,000	39,750
Texas Instruments, Inc.	5,000	74,750
Xilinx, Inc.	2,500	42,125

Total Semiconductors		913,575

SOFTWARE—3.7%
Adobe Systems, Inc. *	4,600	88,826
BMC Software, Inc. *	1,700	43,061
Electronic Arts, Inc. *	2,800	43,232
Fiserv, Inc. *	1,450	46,038
Intuit, Inc. *	2,800	63,420
Microsoft Corp.	45,000	769,500
Oracle Corp. *	25,000	420,750

Paychex, Inc.	2,800	68,012
Symantec Corp. *	2,000	30,660

Total Software		1,573,499

TELECOMMUNICATIONS—6.4%
American Tower Corp., Class A *	3,400	103,156
AT&T, Inc.	25,000	615,499
Cisco Systems, Inc. *	40,000	598,800
Corning, Inc.	13,135	132,795
Embarq Corp.	1,330	47,508
Harris Corp.	1,150	49,784
Juniper Networks, Inc. *	4,600	65,136
Motorola, Inc.	18,200	80,626
QUALCOMM, Inc.	10,000	345,500
Qwest Communications International, Inc.	13,395	43,132
Sprint Nextel Corp.	20,400	49,572
Verizon Communications, Inc.	19,000	567,530

Total Telecommunications		2,699,038

TEXTILES & APPAREL—0.1%
VF Corp.	750	42,015

THRIFTS & MORTGAGE FINANCE—0.1%
Hudson City Bancorp, Inc.	4,400	51,040

TOBACCO—0.8%
Altria Group, Inc.	8,000	132,320
Philip Morris International, Inc.	6,000	222,900

Total Tobacco		355,220

TOYS/GAMES/HOBBIES—0.1%
Mattel, Inc.	3,300	46,827

TRANSPORTATION—1.1%
Burlington Northern Santa Fe Corp.	2,410	159,663
CSX Corp.	3,525	102,084
Expeditors International of Washington, Inc.	1,900	52,839
Union Pacific Corp.	3,475	152,170

Total Transportation		466,756

Total Common Stocks (Cost $54,422,774)		36,309,383

WARRANTS—0.0%
COMPUTERS—0.0%
Seagate Technology, Inc. *(9)(10)	2,330	0
ELECTRIC UTILITIES—0.0%
Mirant Corp. *(9)(11)	4,169	0

Total Warrants (Cost $0)		0

Total Investments—86.0% (Cost $54,422,774)		36,309,383

Other assets less liabilities—14.0%		5,896,286

Total Net Assets—100.0%		$42,205,669

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$36,309,383	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$36,309,383	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB LARGE CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—99.2%
AEROSPACE & DEFENSE—2.3%
Boeing Co.	7,000	$296,170
Lockheed Martin Corp.	19,000	1,558,760

Total Aerospace & Defense		1,854,930

APPAREL—0.5%
Coach, Inc. *	27,000	394,200

BANKS—1.8%
Bank of America Corp.	105,314	692,966
Wells Fargo & Co.	39,384	744,358

Total Banks		1,437,324

BEVERAGES—6.1%
Coca-Cola Co.	58,000	2,477,760
PepsiCo, Inc.	47,500	2,385,925

Total Beverages		4,863,685

BIOTECHNOLOGY—1.8%
Gilead Sciences, Inc. *	28,400	1,441,868

CHEMICALS—2.7%
Monsanto Co.	11,000	836,660
Potash Corp. of Saskatchewan	8,500	636,310
The Mosaic Co.	18,500	659,895

Total Chemicals		2,132,865

COMPUTERS—7.9%
Apple, Inc. *	15,000	1,351,950
EMC Corp. *	30,000	331,200
Hewlett-Packard Co.	49,000	1,702,750
International Business Machines Corp.	25,500	2,337,075
Research In Motion Ltd. *	10,000	554,000

Total Computers		6,276,975

COSMETICS/PERSONAL CARE—2.9%
Procter & Gamble Co.	42,500	2,316,250

DIVERSIFIED FINANCIAL SERVICES—4.0%
CIT Group, Inc.	49,000	136,710
Citigroup, Inc.	78,500	278,675
Goldman Sachs Group, Inc.	10,000	807,300
JPMorgan Chase & Co.	56,000	1,428,560
Morgan Stanley	26,000	525,980

Total Diversified Financial Services		3,177,225

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Emerson Electric Co.	24,000	784,800

ENGINEERING & CONSTRUCTION—0.3%
McDermott International, Inc. *	27,000	279,990

FOOD—1.1%
Kraft Foods, Inc., Class A	30,000	841,500

HEALTH CARE—PRODUCTS—5.3%
Hologic, Inc. *	25,000	294,750
Intuitive Surgical, Inc. *	3,000	309,690
Johnson & Johnson	50,000	2,884,500
Zimmer Holdings, Inc. *	19,500	709,800

Total Health Care - Products		4,198,740

HEALTH CARE PROVIDERS & SERVICES—1.3%
Psychiatric Solutions, Inc. *	40,000	1,040,000

INSURANCE—0.4%
Lincoln National Corp.	22,500	340,425

INTERNET—2.5%
Google, Inc., Class A *	5,800	1,963,474

IRON / STEEL—0.7%
Cliffs Natural Resources, Inc.	23,500	544,495

LEISURE TIME—0.7%
Carnival Corp.	30,000	545,700

MACHINERY—1.3%
Cummins, Inc.	15,000	359,700
Rockwell Automation, Inc.	27,100	705,684

Total Machinery		1,065,384

MEDIA—0.9%
Comcast Corp., Class A	46,500	681,225

METALS & MINING—0.8%
Precision Castparts Corp.	10,100	655,995

MISCELLANEOUS MANUFACTURING—4.0%
3M Co.	18,800	1,011,252
General Electric Co.	130,000	1,576,900
Harsco Corp.	26,500	628,580

Total Miscellaneous Manufacturing		3,216,732

OIL & GAS—14.8%
Apache Corp.	5,000	375,000
Chevron Corp.	37,000	2,609,240
ConocoPhillips	35,500	1,687,315
ENSCO International, Inc.	24,500	670,320
EOG Resources, Inc.	16,200	1,097,874
Exxon Mobil Corp.	70,000	5,353,600

Total Oil & Gas		11,793,349

OIL & GAS SERVICES—1.5%
Schlumberger Ltd.	29,000	1,183,490

PHARMACEUTICALS—8.2%
Abbott Laboratories	25,000	1,386,000
Eli Lilly & Co.	19,500	717,990
Express Scripts, Inc. *	26,700	1,435,392
Forest Laboratories, Inc. *	20,000	500,800
Merck & Co., Inc.	18,500	528,175
Pfizer, Inc.	42,500	619,650
Wyeth	31,000	1,332,070

Total Pharmaceuticals		6,520,077

RETAIL—5.6%
Abercrombie & Fitch Co.	10,700	190,995
Home Depot, Inc.	45,000	968,850
Macy's, Inc.	30,000	268,500
McDonald's Corp.	10,000	580,200

Target Corp.	17,700	552,240
Wal-Mart Stores, Inc.	41,000	1,931,920

Total Retail		4,492,705

SEMICONDUCTORS—1.6%
Intel Corp.	99,000	1,277,100

SOFTWARE—4.2%
Cerner Corp. *	21,500	724,980
Microsoft Corp.	154,000	2,633,400

Total Software		3,358,380

TELECOMMUNICATIONS—9.5%
AT&T, Inc.	71,073	1,749,817
Cisco Systems, Inc. *	144,000	2,155,680
Harris Corp.	25,000	1,082,250
QUALCOMM, Inc.	33,000	1,140,150
Verizon Communications, Inc.	48,500	1,448,695

Total Telecommunications		7,576,592

TOBACCO—2.2%
Philip Morris International, Inc.	47,500	1,764,625

TRANSPORTATION—1.3%
Burlington Northern Santa Fe Corp.	16,000	1,060,000

Total Common Stocks (Cost $93,514,705)		79,080,100

	Par Value
MONEY MARKET FUND—0.4%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $284,826)	$284,826	284,826

Total Investments—99.6% (Cost $93,799,531)		79,364,926

Other assets less liabilities—0.4%		295,550

Total Net Assets—100.0%		$79,660,476

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$79,364,926	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$79,364,926	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—99.7%
AEROSPACE & DEFENSE—0.7%
United Technologies Corp.	6,100	$292,739

AIR FREIGHT & LOGISTICS—1.3%
FedEx Corp.	10,700	545,058

APPAREL—0.9%
Coach, Inc. *	11,000	160,600
NIKE, Inc., Class B	4,700	212,675

Total Apparel		373,275

BEVERAGES—4.4%
Coca-Cola Co.	16,100	687,792
PepsiCo, Inc.	24,700	1,240,681

Total Beverages		1,928,473

BIOTECHNOLOGY—5.6%
Amgen, Inc. *	9,500	521,075
Celgene Corp. *	18,900	1,000,755
Gilead Sciences, Inc. *	18,250	926,553

Total Biotechnology		2,448,383

CHEMICALS—0.5%
Monsanto Co.	2,900	220,574

COAL—0.6%
Consol Energy, Inc.	8,800	239,888

COMMERCIAL SERVICES—1.8%
MasterCard, Inc., Class A	2,400	325,872
Ritchie Bros. Auctioneers, Inc.	24,900	457,164

Total Commercial Services		783,036

COMPUTERS—6.4%
Apple, Inc. *	4,600	414,598
Hewlett-Packard Co.	27,800	966,050
International Business Machines Corp.	8,600	788,190
Research In Motion Ltd. *	11,300	626,020

Total Computers		2,794,858

COSMETICS/PERSONAL CARE—3.7%
Avon Products, Inc.	20,900	427,405
Procter & Gamble Co.	21,400	1,166,300

Total Cosmetics/Personal Care		1,593,705

DIVERSIFIED FINANCIAL SERVICES—3.8%
BlackRock, Inc.	1,900	206,720
Goldman Sachs Group, Inc.	9,000	726,570
IntercontinentalExchange, Inc. *	5,800	330,194
T Rowe Price Group, Inc.	13,500	372,330

Total Diversified Financial Services		1,635,814

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Emerson Electric Co.	6,300	206,010

ELECTRONICS—0.4%
Dolby Laboratories, Inc., Class A *	7,000	178,920

ENERGY-ALTERNATE SOURCES—0.2%
First Solar, Inc. *	750	107,100

ENGINEERING & CONSTRUCTION—0.3%
McDermott International, Inc. *	12,200	126,514

HEALTH CARE - PRODUCTS—4.4%
Intuitive Surgical, Inc. *	2,600	268,398
Johnson & Johnson	28,700	1,655,703

Total Health Care - Products		1,924,101

HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
St. Jude Medical, Inc. *	14,500	527,365

HEALTH CARE PROVIDERS & SERVICES—1.2%
Humana, Inc. *	13,800	523,434

HOME BUILDERS—0.8%
Toll Brothers, Inc. *	19,700	335,294

INSURANCE—3.0%
ACE Ltd.	11,600	506,456
Axis Capital Holdings Ltd.	20,100	487,626
MetLife, Inc.	11,100	318,903

Total Insurance		1,312,985

INTERNET—5.4%
Amazon.com, Inc.*	7,500	441,150
Google, Inc., Class A *	4,750	1,608,018
Yahoo!, Inc. *	26,900	315,537

Total Internet		2,364,705

IRON / STEEL—0.5%
Cliffs Natural Resources, Inc.	9,800	227,066

MACHINERY—0.6%
Terex Corp. *	22,500	266,400

METALS & MINING—1.0%
Freeport-McMoRan Copper & Gold, Inc.	6,800	170,952
Precision Castparts Corp.	4,200	272,790

Total Metals & Mining		443,742

MISCELLANEOUS MANUFACTURING—0.7%
Harsco Corp.	12,100	287,012

OIL & GAS—18.4%
Apache Corp.	5,900	442,500
Chevron Corp.	21,300	1,502,076
Devon Energy Corp.	10,900	671,440
EOG Resources, Inc.	6,200	420,174
Exxon Mobil Corp.	55,100	4,214,047
Southwestern Energy Co. *	23,500	743,775

Total Oil & Gas		7,994,012

OIL & GAS SERVICES—3.5%
National Oilwell Varco, Inc. *	18,600	491,784
Schlumberger Ltd.	11,900	485,639
Transocean Ltd. *	3,350	182,977
Weatherford International Ltd. *	31,800	350,754

Total Oil & Gas Services		1,511,154

PHARMACEUTICALS—3.6%
Allergan, Inc.	11,700	446,004
BioMarin Pharmaceutical, Inc. *	13,400	258,084

Express Scripts, Inc. *	7,300	392,448
Forest Laboratories, Inc. *	18,300	458,232

Total Pharmaceuticals		1,554,768

RETAIL—7.1%
CVS Caremark Corp.	9,200	247,296
GameStop Corp., Class A *	12,000	297,360
Lowe’s Cos., Inc.	33,600	613,872
Macy’s, Inc.	37,000	331,150
McDonald’s Corp.	5,200	301,704
Nordstrom, Inc.	24,000	304,560
Urban Outfitters, Inc. *	22,400	348,992
Wal-Mart Stores, Inc.	13,700	645,544

Total Retail		3,090,478

SEMICONDUCTORS—2.5%
Analog Devices, Inc.	18,200	363,636
Applied Materials, Inc.	33,600	314,832
Intel Corp.	32,000	412,800

Total Semiconductors		1,091,268

SOFTWARE—7.2%
ANSYS, Inc. *	11,100	275,946
Cerner Corp. *	11,700	394,524
Microsoft Corp.	75,800	1,296,180
Oracle Corp. *	46,500	782,595
VMware, Inc., Class A *	18,800	389,160

Total Software		3,138,405

TELECOMMUNICATIONS—6.1%
Cisco Systems, Inc. *	67,000	1,002,990
Corning, Inc.	33,300	336,663
Harris Corp.	5,000	216,450
QUALCOMM, Inc.	32,300	1,115,965

Total Telecommunications		2,672,068

TOBACCO—0.9%
Philip Morris International, Inc.	10,800	401,220

TOYS/GAMES/HOBBIES—0.5%
Marvel Entertainment, Inc. *	8,000	220,080

Total Common Stocks (Cost $55,899,742)		43,359,904

	Par Value
MONEY MARKET FUND—0.1%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7) (8) (Cost $60,965)	$60,965	60,965

Total Investments—99.8% (Cost $55,960,707)		43,420,869

Other assets less liabilities—0.2%		78,330

Total Net Assets—100.0%		$43,499,199

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$43,420,869	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$43,420,869	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MULTI CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—0.6%
Curtiss-Wright Corp.	300	$9,690
HEICO Corp.	125	4,941
Teledyne Technologies, Inc. *	225	6,271
Triumph Group, Inc.	125	5,660
United Technologies Corp.	1,450	69,586

Total Aerospace & Defense		96,148

AIR FREIGHT & LOGISTICS—0.8%
FedEx Corp.	2,500	127,350

APPAREL—0.9%
Coach, Inc. *	5,400	78,840
NIKE, Inc., Class B	1,100	49,775
Warnaco Group, Inc./The *	600	13,584
Wolverine World Wide, Inc.	275	4,989

Total Apparel		147,188

BANKS—0.0%
Anchor Bancorp Wisconsin, Inc.	35	71
People’s United Financial Inc.	300	4,908

Total Banks		4,979

BEVERAGES—2.8%
Coca-Cola Co.	3,800	162,336
PepsiCo, Inc.	5,500	276,265

Total Beverages		438,601

BIOTECHNOLOGY—4.9%
Alexion Pharmaceuticals, Inc. *	950	35,027
AMAG Pharmaceuticals, Inc. *	200	7,050
Amgen, Inc. *	2,100	115,185
Celgene Corp. *	4,400	232,980
Cougar Biotechnology, Inc. *	300	8,754
Geron Corp. *	400	3,136
Gilead Sciences, Inc. *	4,300	218,311
InterMune, Inc. *	450	5,148
Life Technologies Corp. *	1,800	45,828
Martek Biosciences Corp.	1,472	38,934
Myriad Genetics, Inc. *	335	24,981
OSI Pharmaceuticals, Inc. *	600	21,360
Sequenom, Inc. *	775	17,174

Total Biotechnology		773,868

CHEMICALS—0.8%
Intrepid Potash, Inc. *	1,000	20,380
Monsanto Co.	700	53,242
Terra Industries, Inc.	500	10,240
The Mosaic Co.	1,100	39,237

Total Chemicals		123,099

COAL—0.8%
Consol Energy, Inc.	2,100	57,246
Foundation Coal Holdings Inc.	600	9,732

James River Coal Co. *	1,050	14,238
Peabody Energy Corp.	1,500	37,500

Total Coal		118,716

COMMERCIAL SERVICES—4.6%
Bankrate, Inc. *	400	13,344
Corinthian Colleges, Inc. *	1,150	21,482
Deluxe Corp.	425	4,900
Dollar Financial Corp. *	3,650	28,653
Global Payments, Inc.	1,550	53,801
Healthcare Services Group	700	10,724
Huron Consulting Group, Inc. *	200	9,996
ITT Educational Services, Inc. *	440	53,904
Lender Processing Services, Inc.	1,975	51,192
Mastercard, Inc., Class A	575	78,074
Moody’s Corp.	800	17,136
Parexel International Corp. *	1,500	14,835
Pharmaceutical Product Development, Inc.	2,400	57,336
Quanta Services, Inc. *	4,400	94,071
Resources Connection, Inc. *	750	10,853
Ritchie Bros. Auctioneers, Inc.	9,500	174,419
Team, Inc. *	400	7,900
TNS, Inc. *	900	7,443
VistaPrint Ltd. *	275	6,298
Watson Wyatt Worldwide, Inc., Class A	250	11,625

Total Commercial Services		727,986

COMPUTERS—4.8%
Apple, Inc. *	1,200	108,156
Cognizant Technology Solutions Corp., Class A *	800	14,984
Data Domain, Inc. *	250	3,255
Hewlett-Packard Co.	6,500	225,874
International Business Machines Corp.	2,000	183,300
NCI, Inc., Class A *	400	12,000
Netscout Systems, Inc. *	325	4,622
Research In Motion Ltd. *	2,600	144,040
SYKES Enterprises, Inc. *	550	9,191
Synaptics, Inc. *	1,725	40,658

Total Computers		746,080

COSMETICS/PERSONAL CARE—2.4%
Avon Products, Inc.	5,000	102,250
Procter & Gamble Co.	5,100	277,950

Total Cosmetics/Personal Care		380,200

DISTRIBUTION/WHOLESALE—0.5%
Fastenal Co.	1,000	34,180
LKQ Corp. *	4,500	51,975

Total Distribution/Wholesale		86,155

DIVERSIFIED FINANCIAL SERVICES—3.6%
BlackRock, Inc.	750	81,600
Goldman Sachs Group, Inc.	2,100	169,533
IntercontinentalExchange, Inc. *	2,525	143,748
MF Global Ltd. *	1,900	5,130
NYSE Euronext	500	11,000
Stifel Financial Corp. *	650	22,776
T Rowe Price Group, Inc.	4,500	124,110

Total Diversified Financial Services		557,897

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
American Superconductor Corp. *	1,000	16,180
Emerson Electric Co.	1,500	49,050
General Cable Corp. *	500	8,230

Total Electrical Components & Equipment		73,460

ELECTRONICS—0.7%
Dolby Laboratories, Inc., Class A *	1,600	40,896
FEI Co. *	625	11,375
FLIR Systems, Inc. *	1,200	29,964
L-1 Identity Solutions, Inc. *	1,700	12,325
On Track Innovations Ltd. *	900	1,602
Woodward Governor Co.	800	16,456

Total Electronics		112,618

ENERGY-ALTERNATE SOURCES—0.1%
First Solar, Inc. *	150	21,420

ENGINEERING & CONSTRUCTION—0.9%
Foster Wheeler Ltd. *	1,250	24,963
Granite Construction, Inc.	300	10,566
McDermott International, Inc. *	4,800	49,776
MYR Group, Inc. *	1,500	21,600
Orion Marine Group, Inc. *	1,500	14,850
Sterling Construction Co., Inc. *	850	15,232

Total Engineering & Construction		136,987

ENTERTAINMENT & LEISURE—0.0%
Bally Technologies, Inc. *	275	5,552

ENVIRONMENTAL CONTROL—0.5%
American Ecology Corp.	300	5,985
Tetra Tech, Inc. *	300	6,969
Waste Connections, Inc. *	2,372	68,835

Total Environmental Control		81,789

EQUITY FUNDS—0.5%
iShares Dow Jones US Real Estate Index Fund	600	18,810
iShares Russell 2000 Growth Index Fund	800	37,776
SPDR S&P Biotech ETF	400	21,108

Total Equity Funds		77,694

HAND/MACHINE TOOLS—0.1%
Snap-On, Inc.	275	8,300

HEALTH CARE—PRODUCTS—4.9%
Cepheid, Inc. *	1,200	8,928
Conmed Corp. *	600	9,390
DENTSPLY International, Inc.	1,500	40,365
Gen-Probe, Inc. *	800	36,016
Haemonetics Corp. *	325	19,224
Hologic, Inc. *	3,160	37,256
Immucor, Inc. *	725	20,090
Intuitive Surgical, Inc. *	1,004	103,643
Johnson & Johnson	6,800	392,291
Luminex Corp. *	700	14,259
Masimo Corp. *	550	15,274
NuVasive, Inc. *	575	21,471
Resmed, Inc. *	950	37,905
TranS1, Inc. *	1,600	10,000

Total Health Care—Products		766,112

HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
St. Jude Medical, Inc. *	3,400	123,658

HEALTH CARE PROVIDERS & SERVICES—1.4%
Amedisys, Inc. *	400	16,492
Covance, Inc. *	150	5,790
Humana, Inc. *	3,100	117,583
Mednax, Inc. *	700	23,499
Psychiatric Solutions, Inc. *	2,006	52,156

Total Health Care Providers & Services		215,520

HOME BUILDERS—0.6%
Toll Brothers, Inc. *	5,894	100,316

INSURANCE—2.4%
ACE Ltd.	2,800	122,248
Axis Capital Holdings Ltd.	4,700	114,022
eHealth, Inc. *	825	11,402
HCC Insurance Holdings, Inc.	2,166	50,706
MetLife, Inc.	2,600	74,698

Total Insurance		373,076

INTERNET—4.9%
Akamai Technologies, Inc. *	1,200	16,176
Amazon.com, Inc.*	1,700	99,994
AsiaInfo Holdings, Inc. *	1,800	15,714
Equinix, Inc. *	175	9,336
F5 Networks, Inc. *	2,100	46,557
Google, Inc., Class A *	1,100	372,383
j2 Global Communications, Inc. *	600	11,748
Limelight Networks, Inc. *	2,400	7,344
McAfee, Inc. *	2,200	67,078
NetFlix, Inc. *	300	10,842
priceline.com, Inc. *	200	13,418
Sourcefire, Inc. *	1,300	8,749
Vocus, Inc. *	600	9,156
Yahoo!, Inc. *	6,500	76,245

Total Internet		764,740

IRON / STEEL—0.6%
Cliffs Natural Resources, Inc.	3,000	69,510
Steel Dynamics, Inc.	2,400	25,488

Total Iron / Steel		94,998

LEISURE TIME—0.1%
Callaway Golf Co.	550	4,186
WMS Industries, Inc. *	425	9,443

Total Leisure Time		13,629

MACHINERY—1.4%
Astec Industries, Inc. *	650	15,971
Cummins, Inc.	1,800	43,164
Graco, Inc.	1,400	29,778
Joy Global, Inc.	1,250	26,038
Rockwell Automation, Inc.	1,150	29,946
Terex Corp. *	5,400	63,935
Wabtec Corp.	450	13,469

Total Machinery		222,301

METAL FABRICATE / HARDWARE—0.2%
Kaydon Corp.	950	25,840
LB Foster Co., Class A *	425	11,216

Total Metal Fabricate / Hardware		37,056

METALS & MINING—1.3%
Agnico-Eagle Mines Ltd.	175	9,282
Freeport-McMoRan Copper & Gold, Inc.	1,600	40,224
Precision Castparts Corp.	1,960	127,302
Silver Wheaton Corp. *	2,200	14,366
Yamana Gold, Inc.	1,700	13,702

Total Metals & Mining		204,876

MISCELLANEOUS MANUFACTURING—0.8%
Brink’s Co.	400	10,572
Harsco Corp.	5,069	120,237

Total Miscellaneous Manufacturing		130,809

OIL & GAS—13.4%
Apache Corp.	1,350	101,250
Arena Resources, Inc. *	225	5,481
BPZ Resources, Inc. *	1,900	10,944
Chevron Corp.	5,000	352,599
Comstock Resources, Inc. *	250	9,533
Concho Resources, Inc. *	550	13,871
Denbury Resources, Inc. *	3,400	41,616
Devon Energy Corp.	2,400	147,840
EOG Resources, Inc.	1,500	101,655
EXCO Resources, Inc. *	1,000	10,140
Exxon Mobil Corp.	13,100	1,001,887
Newfield Exploration Co. *	701	13,452
Noble Energy, Inc.	835	40,857
Penn Virginia Corp.	225	4,635
Southwestern Energy Co. *	8,100	256,365

Total Oil & Gas		2,112,125

OIL & GAS SERVICES—3.4%
Cameron International Corp. *	2,400	55,584
CARBO Ceramics, Inc.	100	3,595
Dril-Quip, Inc. *	200	4,900
FMC Technologies, Inc. *	1,200	35,508
National Oilwell Varco, Inc. *	5,880	155,466
Schlumberger Ltd.	2,900	118,349
Transocean Ltd. *	825	45,062
Weatherford International Ltd. *	9,920	109,418
Willbros Group, Inc. *	450	4,383

Total Oil & Gas Services		532,265

PACKAGING & CONTAINERS—0.5%
Crown Holdings, Inc. *	3,300	61,875
Pactiv Corp. *	725	15,675

Total Packaging & Containers		77,550

PHARMACEUTICALS—5.2%
Allergan, Inc.	3,800	144,856
BioMarin Pharmaceutical, Inc. *	4,000	77,040
Cephalon, Inc. *	575	44,379
Cubist Pharmaceuticals, Inc. *	550	11,776
CV Therapeutics, Inc. *	1,500	23,475

Cypress Bioscience, Inc. *	2,200	18,700
Express Scripts, Inc. *	2,900	155,903
Forest Laboratories, Inc. *	6,300	157,751
Herbalife Ltd.	1,500	30,765
Isis Pharmaceuticals, Inc. *	1,100	15,543
Medarex, Inc. *	1,900	11,343
Medicines Co. *	700	8,960
Onyx Pharmaceuticals, Inc. *	450	13,694
Orexigen Therapeutics, Inc. *	2,250	9,023
Osiris Therapeutics, Inc. *	300	6,015
Perrigo Co.	2,274	66,742
Valeant Pharmaceuticals International *	650	14,105
Vivus, Inc. *	1,600	7,856

Total Pharmaceuticals		817,926

PIPELINES—0.1%
Equitable Resources, Inc.	250	8,558

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.3%
CB Richard Ellis Group, Inc., Class A *	3,200	11,520
Digital Realty Trust, Inc.	650	20,735
DuPont Fabros Technology, Inc.	1,600	5,968

Total Real Estate Investment Trusts		38,223

RETAIL—7.4%
99 Cents Only Stores *	1,250	10,475
Brinker International, Inc.	4,200	46,074
CVS Caremark Corp.	2,200	59,136
Dollar Tree, Inc. *	325	13,881
Ezcorp, Inc., Class A *	850	11,535
Family Dollar Stores, Inc.	575	15,968
First Cash Financial Services, Inc. *	725	12,195
Fred’s, Inc., Class A	950	9,747
GameStop Corp., Class A *	5,900	146,201
Lowe’s Cos., Inc.	7,700	140,678
Lululemon Athletica, Inc. *	6,400	43,520
Macy’s, Inc.	8,900	79,655
McDonald’s Corp.	1,200	69,624
Nordstrom, Inc.	5,500	69,795
Panera Bread Co., Class A *	1,100	51,678
PF Chang’s China Bistro, Inc. *	425	7,535
Ross Stores, Inc.	1,500	44,130
Tiffany & Co.	900	18,675
TJX Cos., Inc.	1,600	31,072
Tractor Supply Co. *	250	8,428
Urban Outfitters, Inc. *	8,800	137,104
Wal-Mart Stores, Inc.	3,000	141,359

Total Retail		1,168,465

SEMICONDUCTORS—2.5%
Altera Corp.	1,000	15,380
Analog Devices, Inc.	4,300	85,914
Applied Materials, Inc.	7,900	74,023
Atmel Corp. *	3,700	12,358
Broadcom Corp., Class A *	1,400	22,190
Intel Corp.	7,700	99,330
Intersil Corp., Class A	1,100	10,241
Microsemi Corp. *	1,250	10,500

Nvidia Corp. *	2,800	22,260
PMC-Sierra, Inc. *	5,600	27,272
Volterra Semiconductor Corp. *	1,100	7,700

Total Semiconductors		387,168

SHIPPING—0.1%
Genco Shipping & Trading Ltd.	650	10,108

SOFTWARE—7.8%
Activision Blizzard, Inc. *	6,120	53,611
Allscripts-Misys Healthcare Solutions, Inc. *	4,300	36,206
ANSYS, Inc. *	5,100	126,786
ArcSight, Inc. *	1,000	9,290
athenahealth, Inc. *	550	19,844
Autodesk, Inc. *	1,800	29,808
Blackboard, Inc. *	425	10,799
Cerner Corp. *	4,233	142,737
Citrix Systems, Inc. *	2,700	56,808
Commvault Systems, Inc. *	650	8,626
CSG Systems International, Inc. *	650	9,425
Epiq Systems, Inc. *	1,700	30,124
Informatica Corp. *	1,400	17,864
Mantech International Corp., Class A *	325	17,430
MedAssets, Inc. *	1,000	14,560
Microsoft Corp.	18,000	307,799
Nuance Communications, Inc. *	1,300	12,818
Oracle Corp. *	11,000	185,129
Parametric Technology Corp. *	800	7,200
Salesforce.com, Inc. *	700	18,627
Sybase, Inc. *	500	13,655
VMware, Inc., Class A *	4,500	93,150

Total Software		1,222,296

TELECOMMUNICATIONS—5.4%
Adtran, Inc.	1,200	18,180
Alaska Communications Systems Group, Inc.	950	7,933
Atheros Communications, Inc. *	550	6,606
Bigband Networks, Inc. *	1,300	6,565
Cisco Systems, Inc. *	15,800	236,525
Comtech Telecommunications Corp. *	450	17,460
Corning, Inc.	7,900	79,869
Harmonic, Inc. *	1,700	8,755
Harris Corp.	3,261	141,169
InterDigital, Inc. *	450	14,549
MasTec, Inc. *	1,200	12,756
Orbcomm, Inc. *	1,575	2,583
QUALCOMM, Inc.	7,500	259,124
SBA Communications Corp. *	600	11,940
Starent Networks Corp. *	850	12,495
Switch & Data Facilities Co., Inc. *	1,750	12,040

Total Telecommunications		848,549

TOBACCO—0.6%
Philip Morris International, Inc.	2,500	92,875

TOYS/GAMES/HOBBIES—0.4%
Marvel Entertainment, Inc. *	2,200	60,522

TRANSPORTATION—0.7%
CH Robinson Worldwide, Inc.	1,200	55,176
Expeditors International of Washington, Inc.	2,200	61,182

Total Transportation		116,358

Total Common Stocks (Cost $20,253,301)		15,386,166

WARRANTS—0.0%
BIOTECHNOLOGY—0.0%
Calypte Biomedical Corp., Expires 5/28/09 *(9)(12) (Cost $ 0)	488,542	0

	Par Value
MONEY MARKET FUND—1.8%
Dreyfus Cash Management Fund, Institutional Shares, 1.28% (7)	$2	2
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8)	277,432	277,432

Total Money Market Fund (Cost $277,434)		277,434

Total Investments—99.8% (Cost $20,530,735)		15,663,600

Other assets less liabilities—0.2%		34,894

Total Net Assets—100.0%		$15,698,494

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$15,663,600	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$15,663,600	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MID CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—96.4%
AEROSPACE & DEFENSE—0.7%
Goodrich Corp.	11,400	$440,724

AGRICULTURE—0.7%
Archer-Daniels-Midland Co.	8,200	224,516
Bunge Ltd.	4,000	171,760

Total Agriculture		396,276

AIRLINES—0.2%
Skywest, Inc.	8,300	129,895

APPAREL—0.6%
Coach, Inc. *	24,000	350,400

AUTO PARTS & EQUIPMENT—0.7%
Autoliv, Inc.	16,300	299,757
Cooper Tire & Rubber Co.	17,400	81,258
Goodyear Tire & Rubber Co. *	10,400	64,168

Total Auto Parts & Equipment		445,183

BANKS—1.4%
Banco Latinoamericano de Exportaciones, SA, Class E (Panama)	26,400	276,936
Comerica, Inc.	10,100	168,266
Huntington Bancshares, Inc.	26,300	75,744
Keycorp	23,300	169,624
Regions Financial Corp.	37,900	131,134

Total Banks		821,704

BEVERAGES—1.1%
Pepsi Bottling Group, Inc.	21,800	420,522
PepsiAmericas, Inc.	15,800	254,854

Total Beverages		675,376

BIOTECHNOLOGY—1.0%
Life Technologies Corp. *	15,600	397,176
Martek Biosciences Corp. *	8,000	211,600

Total Biotechnology		608,776

CHEMICALS—3.0%
Chemtura Corp.	46,000	34,500
Eastman Chemical Co.	15,400	399,630
NewMarket Corp.	4,200	132,300
PPG Industries, Inc.	14,000	526,120
RPM International, Inc.	28,700	353,297
The Mosaic Co.	9,100	324,597

Total Chemicals		1,770,444

COAL—0.8%
Peabody Energy Corp.	12,700	317,500
Walter Industries, Inc.	7,800	143,832

Total Coal		461,332

COMMERCIAL SERVICES—5.3%
Dollar Financial Corp. *	31,900	250,415
Global Payments, Inc.	9,800	340,158
ITT Educational Services, Inc. *	2,900	355,279

Kelly Services, Inc., Class A	8,100	73,386
Lender Processing Services, Inc.	17,250	447,120
Moody’s Corp.	7,100	152,082
Pharmaceutical Product Development, Inc.	20,700	494,523
Quanta Services, Inc. *	26,400	564,432
Ritchie Bros. Auctioneers, Inc.	28,200	517,752

Total Commercial Services		3,195,147

COMPUTERS—3.3%
Cognizant Technology Solutions Corp., Class A *	7,000	131,110
Computer Sciences Corp. *	16,600	611,544
Lexmark International, Inc., Class A *	13,800	326,784
Seagate Technology	35,900	136,061
Sun Microsystems, Inc. *	36,900	153,504
Synaptics, Inc. *	12,000	282,840
Western Digital Corp. *	22,600	331,768

Total Computers		1,973,611

DISTRIBUTION/WHOLESALE—1.7%
Fastenal Co.	8,600	293,948
Ingram Micro, Inc., Class A *	21,700	266,259
LKQ Corp. *	38,900	449,295

Total Distribution/Wholesale		1,009,502

DIVERSIFIED FINANCIAL SERVICES—3.2%
AmeriCredit Corp. *	17,200	81,012
Ameriprise Financial, Inc.	13,100	263,965
BlackRock, Inc.	2,900	315,520
CIT Group, Inc.	24,000	66,960
IntercontinentalExchange, Inc. *	7,750	441,208
Morgan Stanley	21,400	432,922
T Rowe Price Group, Inc.	11,600	319,928

Total Diversified Financial Services		1,921,515

ELECTRIC UTILITIES—6.5%
Alliant Energy Corp.	22,000	634,260
American Electric Power Co., Inc.	14,700	460,845
DTE Energy Co.	4,400	151,800
Edison International	5,500	179,135
Mirant Corp. *	14,800	254,116
Pinnacle West Capital Corp.	18,700	625,889
Puget Energy, Inc.	15,800	464,520
SCANA Corp.	7,000	240,030
TECO Energy, Inc.	12,900	154,929
Xcel Energy, Inc.	40,700	751,322

Total Electric Utilities		3,916,846

ELECTRONICS—0.7%
FLIR Systems, Inc. *	10,000	249,700
Sanmina-SCI Corp. *	101,700	33,561
Technitrol, Inc.	13,500	29,700
Vishay Intertechnology, Inc. *	37,900	112,184

Total Electronics		425,145

ENGINEERING & CONSTRUCTION—0.7%
Foster Wheeler Ltd. *	11,900	237,643
McDermott International, Inc. *	15,300	158,661

Total Engineering & Construction		396,304

ENVIRONMENTAL CONTROL—0.8%
Waste Connections, Inc. *	17,500	507,850

FOOD—2.2%
Del Monte Foods Co.	54,700	364,302
Safeway, Inc.	14,400	308,592
Seaboard Corp.	135	135,675
SUPERVALU, Inc.	28,642	502,381

Total Food		1,310,950

FOREST PRODUCTS & PAPER—0.2%
International Paper Co.	15,800	144,096

HAND/MACHINE TOOLS—0.3%
Black & Decker Corp.	6,700	193,697

HEALTH CARE - PRODUCTS—2.6%
DENTSPLY International, Inc.	13,200	355,212
Gen-Probe, Inc. *	7,000	315,140
Hologic, Inc. *	27,028	318,660
Intuitive Surgical, Inc. *	3,000	309,690
ResMed, Inc. *	6,800	271,320

Total Health Care—Products		1,570,022

HEALTH CARE PROVIDERS & SERVICES—1.7%
Coventry Health Care, Inc. *	18,500	279,905
Mednax, Inc. *	6,100	204,777
Psychiatric Solutions, Inc. *	12,200	317,200
Universal Health Services, Inc., Class B	5,000	189,250

Total Health Care Providers & Services		991,132

HOME BUILDERS—0.3%
Toll Brothers, Inc. *	9,750	165,945

HOME FURNISHINGS—0.7%
Ethan Allen Interiors, Inc.	9,800	111,622
Whirlpool Corp.	9,600	320,928

Total Home Furnishings		432,550

HOUSEHOLD PRODUCTS—0.1%
Blyth, Inc.	12,700	43,307

INSURANCE—7.2%
Allied World Assurance Co., Holdings Ltd.	4,100	154,570
Allstate Corp.	13,100	283,877
American Financial Group, Inc.	12,900	219,042
Aspen Insurance Holdings Ltd.	17,300	382,330
Assurant, Inc.	9,300	245,520
Chubb Corp.	9,100	387,478
CIGNA Corp.	8,100	140,616
Cincinnati Financial Corp.	16,300	357,459
Conseco, Inc. *	53,500	124,655
Delphi Financial Group, Inc., Class A	27,400	415,658
Endurance Specialty Holdings Ltd.	8,200	223,532
Everest Re Group Ltd.	5,200	327,600
Genworth Financial, Inc., Class A	23,900	55,448
HCC Insurance Holdings, Inc.	18,200	426,061
Lincoln National Corp.	13,400	202,742
Loews Corp.	5,200	126,880
Unitrin, Inc.	13,200	168,432
XL Capital Ltd., Class A	6,300	18,270

Total Insurance		4,260,170

INTERNET—2.0%
eBay, Inc. *	23,000	276,460
F5 Networks, Inc. *	16,100	356,937
McAfee, Inc. *	18,800	573,212

Total Internet		1,206,609

IRON / STEEL—1.2%
Cliffs Natural Resources, Inc.	6,400	148,288
Nucor Corp.	9,200	375,268
Steel Dynamics, Inc.	20,600	218,772

Total Iron / Steel		742,328

LEISURE TIME—0.4%
Brunswick Corp.	13,900	38,642
Harley-Davidson, Inc.	16,900	205,842

Total Leisure Time		244,484

MACHINERY—2.5%
Cummins, Inc.	23,800	570,724
Graco, Inc.	11,600	246,732
Joy Global, Inc.	11,150	232,255
NACCO Industries, Inc., Class A	6,000	191,940
Rockwell Automation, Inc.	9,300	242,172

Total Machinery		1,483,823

MEDIA—1.4%
CBS Corp., Class B Non-Voting	25,600	146,432
DISH Network Corp., Class A *	29,500	378,780
Gannett Co., Inc.	7,500	43,275
News Corp., Class A	16,900	107,991
Scholastic Corp.	16,600	180,940

Total Media		857,418

METALS & MINING—1.2%
Freeport-McMoRan Copper & Gold, Inc.	6,500	163,410
Precision Castparts Corp.	8,500	552,075

Total Metals & Mining		715,485

MISCELLANEOUS MANUFACTURING—3.7%
Crane Co.	17,500	304,850
Eastman Kodak Co.	20,700	93,771
EnPro Industries, Inc. *	11,700	214,110
Harsco Corp.	18,700	443,564
Leggett & Platt, Inc.	14,000	174,860
Parker Hannifin Corp.	12,900	492,909
Tredegar Corp.	28,500	470,250

Total Miscellaneous Manufacturing		2,194,314

OFFICE/BUSINESS EQUIPMENT—0.9%
Steelcase, Inc., Class A	43,700	188,784
Xerox Corp.	54,100	359,224

Total Office/business Equipment		548,008

OIL & GAS—5.4%
Denbury Resources, Inc. *	29,000	354,960
Marathon Oil Corp.	19,200	522,816
Newfield Exploration Co. *	5,700	109,383
Noble Energy, Inc.	7,300	357,189
Patterson-UTI Energy, Inc.	24,500	234,220
Southwestern Energy Co. *	24,200	765,930
Sunoco, Inc.	15,800	731,856
Valero Energy Corp.	7,800	188,136

Total Oil & Gas		3,264,490

OIL & GAS SERVICES—2.2%
Cameron International Corp. *	19,900	460,884
FMC Technologies, Inc. *	10,700	316,613
National Oilwell Varco, Inc. *	12,271	324,445
Weatherford International Ltd. *	21,200	233,836

Total Oil & Gas Services		1,335,778

PACKAGING & CONTAINERS—0.6%
Crown Holdings, Inc. *	18,300	343,125

PHARMACEUTICALS—5.9%
Allergan, Inc.	9,200	350,704
Cephalon, Inc. *	2,800	216,104
Express Scripts, Inc. *	10,700	575,232
Forest Laboratories, Inc. *	38,600	966,544
Herbalife Ltd.	13,100	268,681
Medicis Pharmaceutical Corp.	27,300	380,289
Mylan, Inc. *	24,800	280,984
Perrigo Co.	16,900	496,015

Total Pharmaceuticals		3,534,553

REAL ESTATE INVESTMENT TRUSTS (REIT)—3.1%
Annaly Capital Management, Inc.	38,800	587,432
CB Richard Ellis Group, Inc., Class A *	29,200	105,120
FelCor Lodging Trust, Inc.	35,300	51,185
Hospitality Properties Trust	24,700	331,474
Liberty Property Trust	7,100	142,000
National Health Investors, Inc.	7,400	192,770
National Retail Properties, Inc.	31,100	448,773

Total Real Estate Investment Trusts		1,858,754

RETAIL—6.5%
Brinker International, Inc.	49,400	541,918
Darden Restaurants, Inc.	8,700	228,114
GameStop Corp., Class A *	25,400	629,412
Gap, Inc.	10,100	113,928
JC Penney Co., Inc.	5,600	93,800
Jones Apparel Group, Inc.	17,200	59,512
Lululemon Athletica, Inc. *	38,700	263,160
Panera Bread Co., Class A *	8,100	380,538
RadioShack Corp.	22,300	255,558
Ross Stores, Inc.	13,050	383,931
Tiffany & Co.	7,700	159,775
TJX Cos., Inc.	14,000	271,880
Urban Outfitters, Inc. *	31,300	487,654

Total Retail		3,869,180

SEMICONDUCTORS—1.9%
Altera Corp.	8,500	130,730
Broadcom Corp., Class A *	11,700	185,445
MKS Instruments, Inc. *	16,400	230,420
Novellus Systems, Inc. *	17,700	244,083
Nvidia Corp. *	24,500	194,775
PMC-Sierra, Inc. *	36,800	179,216

Total Semiconductors		1,164,669

SOFTWARE—4.6%
Activision Blizzard, Inc. *	53,200	466,032
Allscripts-Misys Healthcare Solutions, Inc. *	23,500	197,870
ANSYS, Inc. *	21,000	522,060
Autodesk, Inc. *	15,700	259,992
Cerner Corp. *	12,100	408,012

Citrix Systems, Inc. *	22,600	475,504
Salesforce.com, Inc. *	6,400	170,304
Symantec Corp. *	18,200	279,006

Total Software		2,778,780

TELECOMMUNICATIONS—2.6%
Adtran, Inc.	10,200	154,530
CenturyTel, Inc.	14,900	404,386
Embarq Corp.	6,400	228,608
Harris Corp.	18,100	783,549

Total Telecommunications		1,571,073

TOYS/GAMES/HOBBIES—0.5%
Hasbro, Inc.	11,700	282,321

TRANSPORTATION—2.1%
CH Robinson Worldwide, Inc.	10,300	473,594
Expeditors International of Washington, Inc.	19,100	531,171
Tidewater, Inc.	4,300	178,923
YRC Worldwide, Inc. *	18,500	53,280

Total Transportation		1,236,968

Total Common Stocks (Cost $91,134,228)		57,790,059

	Par Value
MONEY MARKET FUND—3.3%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $1,986,700)	$1,986,700	1,986,700

Total Investments—99.7% (Cost $93,120,928)		59,776,759

Other assets less liabilities—0.3%		186,877

Total Net Assets—100.0%		$59,963,636

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$59,776,759	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 -Significant Unobservable Inputs	—	—

Total	$59,776,759	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—95.3%
APPAREL—1.2%
Coach, Inc. *	36,300	$529,980

BIOTECHNOLOGY—2.0%
Life Technologies Corp. *	23,716	603,809
Martek Biosciences Corp. *	11,900	314,755

Total Biotechnology		918,564

CHEMICALS—1.1%
The Mosaic Co.	13,700	488,679

COAL—1.1%
Peabody Energy Corp.	20,000	500,000

COMMERCIAL SERVICES—10.6%
Dollar Financial Corp. *	51,250	402,313
Global Payments, Inc.	14,800	513,708
ITT Educational Services, Inc. *	4,500	551,295
Lender Processing Services, Inc.	26,100	676,512
Moody’s Corp.	10,900	233,478
Pharmaceutical Product Development, Inc.	31,300	747,757
Quanta Services, Inc. *	40,000	855,200
Ritchie Bros. Auctioneers, Inc.	42,900	787,644

Total Commercial Services		4,767,907

COMPUTERS—1.4%
Cognizant Technology Solutions Corp., Class A *	10,576	198,089
Synaptics, Inc. *	18,200	428,974

Total Computers		627,063

DISTRIBUTION/WHOLESALE—2.5%
Fastenal Co.	12,800	437,504
LKQ Corp. *	60,200	695,310

Total Distribution/Wholesale		1,132,814

DIVERSIFIED FINANCIAL SERVICES—3.6%
BlackRock, Inc.	4,400	478,720
IntercontinentalExchange, Inc. *	11,750	668,928
T Rowe Price Group, Inc.	17,600	485,408

Total Diversified Financial Services		1,633,056

ELECTRONICS—0.8%
FLIR Systems, Inc. *	15,100	377,047

ENGINEERING & CONSTRUCTION—1.4%
Foster Wheeler Ltd. *	18,200	363,454
McDermott International, Inc. *	23,600	244,732

Total Engineering & Construction		608,186

ENVIRONMENTAL CONTROL—1.7%
Waste Connections, Inc. *	26,600	771,932

HEALTH CARE - PRODUCTS—5.3%
DENTSPLY International, Inc.	19,914	535,885
Gen-Probe, Inc. *	10,600	477,212
Hologic, Inc. *	41,528	489,615
Intuitive Surgical, Inc. *	4,550	469,697
ResMed, Inc. *	10,200	406,980

Total Health Care - Products		2,379,389

HEALTH CARE PROVIDERS & SERVICES—1.8%
Mednax, Inc. *	9,300	312,201
Psychiatric Solutions, Inc. *	18,600	483,600

Total Health Care Providers & Services		795,801

HOME BUILDERS—0.5%
Toll Brothers, Inc. *	12,000	204,240

INSURANCE—1.4%
HCC Insurance Holdings, Inc.	27,750	649,628

INTERNET—3.1%
F5 Networks, Inc. *	24,600	545,382
McAfee, Inc. *	28,400	865,916

Total Internet		1,411,298

IRON / STEEL—1.2%
Cliffs Natural Resources, Inc.	9,700	224,749
Steel Dynamics, Inc.	31,200	331,344

Total Iron / Steel		556,093

MACHINERY—3.8%
Cummins, Inc.	26,100	625,878
Graco, Inc.	17,461	371,395
Joy Global, Inc.	17,000	354,110
Rockwell Automation, Inc.	14,400	374,976

Total Machinery		1,726,359

METALS & MINING—1.9%
Precision Castparts Corp.	12,900	837,855

MISCELLANEOUS MANUFACTURING—1.5%
Harsco Corp.	27,725	657,637

MUTUAL FUND—1.0%
iShares Russell Midcap Growth Index Fund	15,700	469,430

OIL & GAS—5.4%
Denbury Resources, Inc. *	44,034	538,976
Newfield Exploration Co. *	8,600	165,034
Noble Energy, Inc.	11,000	538,230
Southwestern Energy Co. *	37,354	1,182,254

Total Oil & Gas		2,424,494

OIL & GAS SERVICES—4.3%
Cameron International Corp. *	28,600	662,376
FMC Technologies, Inc. *	14,700	434,973
National Oilwell Varco, Inc. *	18,496	489,034
Weatherford International Ltd. *	31,900	351,857

Total Oil & Gas Services		1,938,240

PACKAGING & CONTAINERS—1.2%
Crown Holdings, Inc. *	27,700	519,375

PHARMACEUTICALS—8.0%
Allergan, Inc.	14,000	533,680
Cephalon, Inc. *	4,293	331,334
Express Scripts, Inc. *	16,426	883,062
Forest Laboratories, Inc. *	27,000	676,080
Herbalife Ltd.	20,500	420,455
Perrigo Co.	25,900	760,165

Total Pharmaceuticals		3,604,776

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.4%
CB Richard Ellis Group, Inc., Class A *	44,300	159,480

RETAIL—9.7%
Brinker International, Inc.	39,700	435,509
GameStop Corp., Class A *	38,544	955,120
Lululemon Athletica, Inc. *	58,700	399,160
Panera Bread Co., Class A *	12,400	582,552
Ross Stores, Inc.	19,700	579,574
Tiffany & Co.	11,900	246,925
TJX Cos., Inc.	21,500	417,530
Urban Outfitters, Inc. *	48,300	752,514

Total Retail		4,368,884

SEMICONDUCTORS—2.3%
Altera Corp.	12,900	198,402
Broadcom Corp., Class A *	17,700	280,545
Nvidia Corp. *	37,400	297,330
PMC-Sierra, Inc. *	55,900	272,233

Total Semiconductors		1,048,510

SOFTWARE—8.5%
Activision Blizzard, Inc. *	81,700	715,692
Allscripts-Misys Healthcare Solutions, Inc. *	35,600	299,752
ANSYS, Inc. *	31,832	791,343
Autodesk, Inc. *	23,857	395,072
Cerner Corp. *	18,130	611,344
Citrix Systems, Inc. *	34,500	725,880
Salesforce.com, Inc. *	9,900	263,439

Total Software		3,802,522

TELECOMMUNICATIONS—3.2%
Adtran, Inc.	15,500	234,825
Harris Corp.	27,400	1,186,146

Total Telecommunications		1,420,971

TRANSPORTATION—3.4%
CH Robinson Worldwide, Inc.	15,642	719,219
Expeditors International of Washington, Inc.	29,138	810,328

Total Transportation		1,529,547

Total Common Stocks (Cost $57,716,436)		42,859,757

WARRANTS—0.0%
BANKS—0.0%
Washington Mutual, Inc. *(9)(13) (Cost $0)	9,300	93

	Par Value
MONEY MARKET FUND—4.2% (7)(8)
MTB Money Market Fund, Institutional I Shares, 0.49%	$40,952	40,952
MTB Prime Money Market Fund, Corporate Shares, 0.37%	1,849,561	1,849,561

Total Money Market Fund (Cost $1,890,513)		1,890,513

Total Investments—99.5% (Cost $59,606,949)		44,750,363

Other assets less liabilities—0.5%		222,048

Total Net Assets—100.0%		$44,972,411

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$44,750,363	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$44,750,363	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB SMALL CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—97.4%
ADVERTISING—0.3%
Harte-Hanks, Inc.	15,600	$98,280

AGRICULTURE—0.7%
Universal Corp.	8,600	262,988

AIRLINES—0.6%
Allegiant Travel Co. *	3,696	132,169
Republic Airways Holdings, Inc. *	10,300	84,357

Total Airlines		216,526

APPAREL—0.8%
Columbia Sportswear Co.	4,400	126,368
Oxford Industries, Inc.	7,100	47,286
Volcom, Inc. *	14,114	117,005

Total Apparel		290,659

AUTO PARTS & EQUIPMENT—0.1%
ArvinMeritor, Inc.	29,000	50,750

BANKS—5.2%
Banco Latinoamericano de Exportaciones, SA, Class E (Panama)	19,900	208,751
Cathay General Bancorp	4,200	53,340
Central Pacific Financial Corp.	10,400	69,992
Citizens Republic Bancorp, Inc.	11,492	13,216
City Bank/Lynnwood WA	7,300	22,995
Columbia Banking Systems, Inc.	1,700	15,130
First Bancorp/Puerto Rico	26,500	188,415
First Financial Holdings, Inc.	3,500	52,990
FirstMerit Corp.	7,600	122,892
Independent Bank Corp.	13,200	20,988
Irwin Financial Corp.	16,400	39,196
MainSource Financial Group, Inc.	12,942	126,443
Oriental Financial Group, Inc.	14,900	75,245
Pacific Capital Bancorp NA	12,800	135,808
Provident Bankshares Corp.	9,700	62,274
Sierra Bancorp	2,000	24,500
Signature Bank/New York, NY *	11,898	305,660
South Financial Group, Inc.	8,100	15,228
TCF Financial Corp.	9,900	122,661
UCBH Holdings, Inc.	44,700	104,151
Webster Financial Corp.	4,600	19,228
Whitney Holding Corp.	6,300	81,837

Total Banks		1,880,940

BIOTECHNOLOGY—2.7%
Alexion Pharmaceuticals, Inc. *	10,001	368,736
Integra LifeSciences Holdings Corp. *	5,940	164,776
Myriad Genetics, Inc. *	1,296	96,643
OSI Pharmaceuticals, Inc. *	6,773	241,119
Sequenom, Inc. *	4,843	107,321

Total Biotechnology		978,595

BUILDING MATERIALS—0.5%
Apogee Enterprises, Inc.	8,300	85,075
Eagle Materials, Inc.	5,760	104,141

Total Building Materials		189,216

CHEMICALS—1.9%
HB Fuller Co.	14,000	195,580
Lubrizol Corp.	7,100	242,252
OM Group, Inc. *	4,000	77,520
PolyOne Corp. *	19,600	40,180
Schulman A, Inc.	8,200	124,230

Total Chemicals		679,762

COMMERCIAL SERVICES—9.3%
Advance America Cash Advance Centers, Inc.	17,300	24,393
Aegean Marine Petroleum Network, Inc.	11,918	203,917
American Public Education, Inc. *	5,694	222,977
Capella Education Co. *	940	52,010
Consolidated Graphics, Inc. *	5,500	88,605
Convergys Corp. *	20,500	154,365
Corinthian Colleges, Inc. *	16,956	316,737
Deluxe Corp.	12,300	141,819
DynCorp International, Inc., Class A *	8,674	130,457
FTI Consulting, Inc. *	4,545	186,390
Gartner, Inc., Class A *	9,379	132,807
Grand Canyon Education, Inc. *	11,954	207,163
Hudson Highland Group, Inc. *	14,100	34,686
Huron Consulting Group, Inc. *	4,471	223,461
ICF International, Inc. *	6,597	156,547
K12, Inc. *	7,719	123,272
MAXIMUS, Inc.	6,300	234,108
Monster Worldwide, Inc. *	15,245	140,406
New Oriental Education & Technology Group ADR *	3,217	153,901
Strayer Education, Inc.	592	128,127
Team, Inc. *	4,644	91,719
TNS, Inc. *	8,600	71,122
United Rentals, Inc. *	7,855	43,831
VistaPrint Ltd. *	5,640	129,156

Total Commercial Services		3,391,976

COMPUTERS—3.4%
3PAR, Inc. *	7,213	61,238
Ciber, Inc. *	21,900	95,484
IHS, Inc., Class A *	5,901	258,465
Imation Corp.	7,800	75,972
Mentor Graphics Corp. *	12,700	59,182
Netezza Corp. *	19,620	119,093
Netscout Systems, Inc. *	7,227	102,768
Quantum Corp. *	174,900	89,199
Radiant Systems, Inc. *	19,100	66,086
SYKES Enterprises, Inc. *	12,785	213,637
Synaptics, Inc. *	4,056	95,600

Total Computers		1,236,724

DISTRIBUTION/WHOLESALE—1.0%
United Stationers, Inc. *	9,200	257,692
WESCO International, Inc. *	6,000	110,520

Total Distribution/Wholesale		368,212

DIVERSIFIED FINANCIAL SERVICES—1.4%
Advanta Corp., Class B	18,900	14,742
Affiliated Managers Group, Inc. *	4,551	182,905
Greenhill & Co., Inc.	3,034	197,270
Hercules Technology Growth Capital, Inc.	14,400	94,032

Total Diversified Financial Services		488,949

ELECTRIC UTILITIES—3.2%
ITC Holdings Corp.	4,315	181,144
NorthWestern Corp.	9,600	232,416
NV Energy, Inc.	14,600	156,658
Portland General Electric Co.	11,200	217,840
Unisource Energy Corp.	6,600	186,384
Westar Energy, Inc.	8,400	168,672

Total Electric Utilities		1,143,114

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
General Cable Corp. *	4,308	70,910
Hubbell, Inc., Class B	6,700	207,700

Total Electrical Components & Equipment		278,610

ELECTRONICS—1.5%
Axsys Technologies, Inc. *	3,361	143,515
Benchmark Electronics, Inc. *	10,600	124,444
CTS Corp.	27,000	138,780
Methode Electronics, Inc.	30,300	139,986

Total Electronics		546,725

ENGINEERING & CONSTRUCTION—1.0%
Dycom Industries, Inc. *	21,100	143,692
Granite Construction, Inc.	2,697	94,988
Stanley, Inc. *	4,624	139,922

Total Engineering & Construction		378,602

ENTERTAINMENT & LEISURE—0.6%
Scientific Games Corp., Class A *	17,956	225,707

EQUITY FUNDS—1.7%
iShares Russell 2000 Growth Index Fund	13,333	629,584

FOOD—1.8%
Cal-Maine Foods Inc.	3,200	86,656
Corn Products International, Inc.	3,800	87,970
Fresh Del Monte Produce, Inc. *	6,800	163,880
Landry’s Restaurants, Inc.	2,800	18,088
Nash Finch Co.	3,300	141,999
Papa John’s International, Inc. *	8,371	159,133

Total Food		657,726

FOREST PRODUCTS & PAPER—1.1%
Buckeye Technologies, Inc. *	30,000	87,600
Schweitzer-Mauduit International, Inc.	14,700	314,580

Total Forest Products & Paper		402,180

GAS UTILITIES—0.2%
Nicor, Inc.	2,300	78,683

HAND/MACHINE TOOLS—1.3%
Baldor Electric Co.	6,998	98,042
Regal-Beloit Corp.	11,243	381,812

Total Hand/machine Tools		479,854

HEALTH CARE - PRODUCTS—5.2%
Conceptus, Inc. *	29,732	426,952
Immucor, Inc. *	6,327	175,321
Kinetic Concepts, Inc. *	6,900	166,290
Masimo Corp. *	3,803	105,609
NuVasive, Inc. *	8,226	307,159
Resmed, Inc. *	7,526	300,287
Wright Medical Group, Inc. *	19,339	401,091

Total Health Care - Products		1,882,709

HEALTH CARE PROVIDERS & SERVICES—2.6%
Kindred Healthcare, Inc. *	9,300	126,201
Lincare Holdings, Inc. *	7,500	180,375
Molina Healthcare, Inc. *	9,300	163,122
Psychiatric Solutions, Inc. *	18,378	477,828

Total Health Care Providers & Services		947,526

HOME FURNISHINGS—0.7%
DTS, Inc. *	12,690	172,584
Hooker Furniture Corp.	10,800	87,264

Total Home Furnishings		259,848

HOUSEHOLD PRODUCTS—0.6%
American Greetings Corp., Class A	18,900	82,026
CSS Industries, Inc.	8,400	127,428

Total Household Products		209,454

INSURANCE—6.0%
American Equity Investment Life Holding Co.	19,300	129,117
Harleysville Group, Inc.	8,400	238,896
Horace Mann Educators Corp.	25,600	239,360
IPC Holdings Ltd.	10,600	271,996
Montpelier Re Holdings Ltd.	22,700	320,977
Presidential Life Corp.	13,700	132,479
Safety Insurance Group, Inc.	8,400	294,168
Selective Insurance Group	14,000	214,900
StanCorp Financial Group, Inc.	7,300	188,486
Zenith National Insurance Corp.	5,800	162,632

Total Insurance		2,193,011

INTERNET—3.3%
Constant Contact, Inc. *	10,113	154,426
Earthlink, Inc. *	15,000	112,950
Equinix, Inc. *	4,839	258,160
F5 Networks, Inc. *	6,751	149,670
GSI Commerce, Inc. *	12,162	104,228
Sapient Corp. *	29,076	123,864
TIBCO Software, Inc. *	20,400	109,140
United Online, Inc.	11,400	69,768
Vocus, Inc. *	7,216	110,116

Total Internet		1,192,322

IRON / STEEL—0.4%
Carpenter Technology Corp.	9,100	150,150

LEISURE TIME—1.5%
Callaway Golf Co.	16,600	126,326
Polaris Industries, Inc.	7,400	157,398
WMS Industries, Inc. *	11,932	265,129

Total Leisure Time		548,853

MACHINERY—0.8%
Cascade Corp.	2,000	45,780
Gerber Scientific, Inc. *	25,000	78,500
Wabtec Corp.	5,257	157,342

Total Machinery		281,622

MEDIA—0.5%
Belo Corp., Class A	18,700	26,741
Journal Communications, Inc., Class A	47,300	84,667
Sinclair Broadcast Group, Inc., Class A	29,500	54,575

Total Media		165,983

MEDICAL—0.6%
Cardionet Inc. *	10,177	230,814

METAL FABRICATE / HARDWARE—1.9%
Mueller Industries, Inc.	14,200	285,704
Mueller Water Products, Inc., ADR	17,270	116,918
Timken Co.	12,500	186,125
Worthington Industries, Inc.	10,500	105,630

Total Metal Fabricate / Hardware		694,377

MISCELLANEOUS MANUFACTURING—0.8%
A.O. Smith Corp.	10,000	274,800

OFFICE/BUSINESS EQUIPMENT—0.4%
Knoll, Inc.	21,400	145,948

OIL & GAS—4.7%
Alon USA Energy, Inc.	11,100	130,980
Arena Resources, Inc. *	7,368	179,484
Comstock Resources, Inc. *	6,108	232,898
Concho Resources, Inc. *	10,208	257,446
Continental Resources, Inc. *	7,537	155,790
EXCO Resources, Inc. *	18,092	183,453
Holly Corp.	8,200	191,634
Swift Energy Co. *	5,600	85,792
Tesoro Corp.	6,900	118,887
Whiting Petroleum Corp. *	6,005	174,145

Total Oil & Gas		1,710,509

OIL & GAS SERVICES—1.0%
Allis-Chalmers Energy, Inc. *	9,200	33,120
Oil States International, Inc. *	3,500	64,085
SEACOR Holdings, Inc. *	4,000	260,160

Total Oil & Gas Services		357,365

PHARMACEUTICALS—2.4%
Isis Pharmaceuticals, Inc. *	23,795	336,224
Noven Pharmaceuticals, Inc. *	15,100	149,943
Onyx Pharmaceuticals, Inc. *	9,138	278,069
Par Pharmaceutical Cos., Inc. *	9,700	119,407

Total Pharmaceuticals		883,643

REAL ESTATE INVESTMENT TRUSTS (REIT)—2.2%
Anthracite Capital, Inc.	21,300	35,997
CBL & Associates Properties, Inc.	4,300	17,501
Entertainment Properties Trust	4,800	108,720
HRPT Properties Trust	31,700	100,806
JER Investors Trust, Inc.	28,400	24,708
Mack-Cali Realty Corp.	4,700	95,504
Medical Properties Trust, Inc.	23,500	106,925
MFA Financial, Inc.	14,900	85,377
One Liberty Properties, Inc.	17,300	106,395
RAIT Financial Trust	16,300	28,199
Sunstone Hotel Investors, Inc.	21,683	93,454

Total Real Estate Investment Trusts		803,586

RETAIL—5.0%
American Eagle Outfitters, Inc.	12,835	115,643
Barnes & Noble, Inc.	9,700	159,274
Bob Evans Farms, Inc.	5,900	103,604
Cato Corp.,/The Class A	14,100	186,543
Cracker Barrel Old Country Store, Inc.	12,700	223,139
Foot Locker, Inc.	19,200	141,312
Guess ? Inc.	14,585	234,674
Gymboree Corp. *	8,428	206,486
PF Chang’s China Bistro, Inc. *	6,254	110,883
Phillips-Van Heusen Corp.	10,155	193,148
Rex Stores Corp. *	1,200	6,960
Ruby Tuesday, Inc. *	23,400	29,016
Sonic Automotive, Inc., Class A	8,900	18,067
Stage Stores, Inc.	10,200	72,930

Total Retail		1,801,679

SEMICONDUCTORS—4.3%
Applied Micro Circuits Corp *	30,761	123,044
ATMI, Inc. *	8,455	114,227
Cavium Networks Inc *	3,521	32,041
Entegris, Inc. *	86,000	119,540
Integrated Device Technology, Inc. *	23,100	132,594
Lam Research Corp. *	8,076	163,216
Micrel, Inc.	35,000	266,000
PMC-Sierra, Inc. *	37,158	180,959
Power Integrations, Inc.	10,129	197,212
Silicon Laboratories, Inc. *	6,034	138,963
Skyworks Solutions, Inc. *	18,700	80,784

Total Semiconductors		1,548,580

SHIPPING—0.2%
Genco Shipping & Trading Ltd.	3,500	54,425

SOFTWARE—2.9%
athenahealth, Inc. *	1,838	66,315
CSG Systems International, Inc. *	8,200	118,900
MSCI, Inc., Class A *	16,746	290,711
Solera Holdings, Inc. *	10,871	261,882
Sybase, Inc. *	11,922	325,590

Total Software		1,063,398

TELECOMMUNICATIONS—3.5%
3Com Corp. *	82,700	192,691
Arris Group, Inc. *	13,500	96,120
Black Box Corp.	4,300	93,869
Ciena Corp. *	13,248	82,668
Neutral Tandem, Inc. *	19,714	312,270
RF Micro Devices, Inc. *	35,300	38,124
SBA Communications Corp. *	17,762	353,463
Starent Networks Corp. *	6,816	100,195

Total Telecommunications		1,269,400

THRIFTS & MORTGAGE FINANCE—0.2%
Astoria Financial Corp.	8,200	74,456
Flagstar Bancorp, Inc.	20,600	12,360

Total Thrifts & Mortgage Finance		86,816

TRANSPORTATION—4.6%
Arkansas Best Corp.	10,300	240,917
Con-way, Inc.	7,700	169,631
GATX Corp.	7,300	175,930
Genesee & Wyoming, Inc., Class A *	7,691	208,964
Landstar System, Inc.	7,382	264,793
Overseas Shipholding Group, Inc.	4,100	146,370
Pacer International, Inc.	15,800	135,880
Ryder System, Inc.	5,800	195,924
Saia, Inc. *	11,600	124,004

Total Transportation		1,662,413

Total Common Stocks (Cost $49,967,892)		35,373,593

	Par Value
MONEY MARKET FUND—3.4%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $1,238,589)	$1,238,589	1,238,589

Total Investments—100.8% (Cost $51,206,481)		36,612,182

Other assets less liabilities—(0.8%)		(295,236)

Total Net Assets—100.0%		$36,316,946

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$36,612,182	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$36,612,182	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—97.5%
AEROSPACE & DEFENSE—1.4%
Curtiss-Wright Corp.	17,000	$549,100
HEICO Corp.	7,200	284,616
Teledyne Technologies, Inc. *	13,000	362,310
Triumph Group, Inc.	7,000	316,960

Total Aerospace & Defense		1,512,986

APPAREL—0.9%
Warnaco Group, Inc./The *	33,000	747,120
Wolverine World Wide, Inc.	15,000	272,100

Total Apparel		1,019,220

BANKS—0.2%
People’s United Financial Inc.	15,000	245,400

BIOTECHNOLOGY—6.5%
Alexion Pharmaceuticals, Inc. *	49,500	1,825,065
AMAG Pharmaceuticals, Inc. *	10,500	370,125
Cougar Biotechnology, Inc. *	16,500	481,470
Geron Corp. *	20,000	156,800
InterMune, Inc. *	25,000	286,000
Martek Biosciences Corp.	26,000	687,700
Myriad Genetics, Inc. *	17,800	1,327,346
OSI Pharmaceuticals, Inc. *	32,000	1,139,200
Sequenom, Inc. *	41,000	908,560

Total Biotechnology		7,182,266

CHEMICALS—1.5%
Intrepid Potash, Inc. *	55,500	1,131,090
Terra Industries, Inc.	28,000	573,440

Total Chemicals		1,704,530

COAL—1.1%
Foundation Coal Holdings Inc.	29,500	478,490
James River Coal Co. *	56,000	759,360

Total Coal		1,237,850

COMMERCIAL SERVICES—9.1%
Bankrate, Inc. *	21,000	700,560
Corinthian Colleges, Inc. *	60,000	1,120,800
Deluxe Corp.	24,000	276,720
Global Payments, Inc.	25,000	867,750
Healthcare Services Group	38,000	582,160
Huron Consulting Group, Inc. *	10,000	499,800
ITT Educational Services, Inc. *	7,500	918,825
Parexel International Corp. *	79,100	782,299
Quanta Services, Inc. *	69,500	1,485,910
Resources Connection, Inc.*	40,000	578,800
Ritchie Bros. Auctioneers, Inc.	27,000	495,720
Team, Inc. *	22,000	434,500
TNS, Inc. *	45,300	374,631
VistaPrint Ltd. *	15,300	350,370
Watson Wyatt Worldwide, Inc., Class A	13,000	604,500

Total Commercial Services		10,073,345

COMPUTERS—1.8%
Data Domain, Inc. *	14,700	191,394
NCI, Inc., Class A *	23,000	690,000
Netscout Systems, Inc. *	18,000	255,960
SYKES Enterprises, Inc. *	30,000	501,300
Synaptics, Inc. *	17,000	400,690

Total Computers		2,039,344

DIVERSIFIED FINANCIAL SERVICES—2.4%
IntercontinentalExchange, Inc. *	10,000	569,300
MF Global Ltd. *	100,000	270,000
NYSE Euronext	27,000	594,000
Stifel Financial Corp. *	35,000	1,226,400

Total Diversified Financial Services		2,659,700

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
American Superconductor Corp. *	52,500	849,450
General Cable Corp. *	27,000	444,420

Total Electrical Components & Equipment		1,293,870

ELECTRONICS—2.0%
FEI Co. *	34,000	618,800
L-1 Identity Solutions, Inc. *	90,000	652,500
Woodward Governor Co.	43,500	894,795

Total Electronics		2,166,095

ENGINEERING & CONSTRUCTION—3.1%
Granite Construction, Inc.	17,000	598,740
MYR Group, Inc. *	80,000	1,152,000
Orion Marine Group, Inc. *	81,500	806,850
Sterling Construction Co., Inc. *	45,000	806,400

Total Engineering & Construction		3,363,990

ENTERTAINMENT & LEISURE—0.3%
Bally Technologies, Inc. *	15,500	312,945

ENVIRONMENTAL CONTROL—1.2%
American Ecology Corp.	17,000	339,150
Tetra Tech, Inc. *	16,000	371,680
Waste Connections, Inc. *	20,000	580,400

Total Environmental Control		1,291,230

EQUITY FUNDS—3.9%
iShares Dow Jones US Real Estate Index Fund	32,500	1,018,875
iShares Russell 2000 Growth Index Fund	44,800	2,115,456
SPDR S&P Biotech ETF	21,800	1,150,386

Total Equity Funds		4,284,717

HAND/MACHINE TOOLS—0.4%
Snap-On, Inc.	14,500	437,610

HEALTH CARE - PRODUCTS—6.3%
Cepheid, Inc. *	64,300	478,392
Conmed Corp. *	33,000	516,450
Haemonetics Corp. *	20,000	1,183,000
Immucor, Inc. *	39,000	1,080,690
Luminex Corp. *	40,000	814,800
Masimo Corp. *	30,000	833,100
NuVasive, Inc. *	30,000	1,120,200
ResMed, Inc. *	8,000	319,200
TranS1, Inc. *	85,000	531,250

Total Health Care - Products		6,877,082

HEALTH CARE PROVIDERS & SERVICES—1.8%
Amedisys, Inc. *	21,300	878,199
Covance, Inc. *	8,000	308,800
Psychiatric Solutions, Inc. *	32,000	832,000

Total Health Care Providers & Services		2,018,999

INSURANCE—0.6%
eHealth, Inc. *	44,000	608,080

INTERNET—5.0%
Akamai Technologies, Inc. *	64,500	869,460
AsiaInfo Holdings, Inc. *	95,000	829,350
Equinix, Inc. *	10,000	533,500
j2 Global Communications, Inc. *	32,500	636,350
Limelight Networks, Inc. *	125,000	382,500
NetFlix, Inc. *	16,500	596,310
priceline.com, Inc. *	10,000	670,900
Sourcefire, Inc. *	72,000	484,560
Vocus, Inc. *	34,000	518,840

Total Internet		5,521,770

LEISURE TIME—0.7%
Callaway Golf Co.	30,000	228,300
WMS Industries, Inc. *	24,100	535,502

Total Leisure Time		763,802

MACHINERY—1.4%
Astec Industries, Inc. *	34,000	835,380
Wabtec Corp.	24,000	718,320

Total Machinery		1,553,700

METAL FABRICATE / HARDWARE—1.8%
Kaydon Corp.	50,000	1,360,000
LB Foster Co., Class A *	23,000	606,970

Total Metal Fabricate / Hardware		1,966,970

METALS & MINING—1.8%
Agnico-Eagle Mines Ltd.	10,000	530,400
Silver Wheaton Corp. *	118,400	773,152
Yamana Gold, Inc.	90,400	728,624

Total Metals & Mining		2,032,176

MISCELLANEOUS MANUFACTURING—0.5%
Brink’s Co.	22,000	581,460

OIL & GAS—2.7%
Arena Resources, Inc. *	12,000	292,320
BPZ Resources, Inc. *	100,000	576,000
Comstock Resources, Inc. *	14,000	533,820
Concho Resources, Inc. *	28,000	706,160
EXCO Resources, Inc. *	54,000	547,560
Penn Virginia Corp.	12,800	263,680

Total Oil & Gas		2,919,540

OIL & GAS SERVICES—0.7%
CARBO Ceramics, Inc.	6,200	222,890
Dril-Quip, Inc. *	11,000	269,500
Willbros Group, Inc. *	24,500	238,630

Total Oil & Gas Services		731,020

PACKAGING & CONTAINERS—1.9%
Crown Holdings, Inc. *	65,000	1,218,750
Pactiv Corp. *	38,500	832,370

Total Packaging & Containers		2,051,120

PHARMACEUTICALS—9.0%
BioMarin Pharmaceutical, Inc. *	43,000	828,180
Cephalon, Inc. *	14,300	1,103,674
Cubist Pharmaceuticals, Inc. *	29,000	620,890
CV Therapeutics, Inc. *	78,000	1,220,700
Cypress Bioscience, Inc. *	115,400	980,900
Isis Pharmaceuticals, Inc. *	58,500	826,605
Medarex, Inc. *	100,000	597,000
Medicines Co. *	37,500	480,000
Onyx Pharmaceuticals, Inc. *	24,500	745,535
Orexigen Therapeutics, Inc. *	120,300	482,403
Osiris Therapeutics, Inc. *	14,000	280,700
Perrigo Co.	19,200	563,520
Valeant Pharmaceuticals International *	34,600	750,820
Vivus, Inc. *	87,000	427,170

Total Pharmaceuticals		9,908,097

PIPELINES—0.4%
Equitable Resources, Inc.	13,000	444,990

REAL ESTATE INVESTMENT TRUSTS (REIT)—1.3%
Digital Realty Trust, Inc.	35,000	1,116,500
DuPont Fabros Technology, Inc.	86,000	320,780

Total Real Estate Investment Trusts		1,437,280

RETAIL—6.7%
99 Cents Only Stores *	65,000	544,700
Brinker International, Inc.	73,000	800,810
Dollar Tree, Inc. *	17,000	726,070
Ezcorp, Inc., Class A *	46,000	624,220
Family Dollar Stores, Inc.	31,000	860,870
First Cash Financial Services, Inc. *	38,800	652,616
Fred’s, Inc., Class A	49,000	502,740
GameStop Corp., Class A *	25,500	631,890
Lululemon Athletica, Inc. *	95,500	649,400
Panera Bread Co., Class A *	11,000	516,780
PF Chang’s China Bistro, Inc. *	23,000	407,790
Tractor Supply Co. *	14,000	471,940

Total Retail		7,389,826

SEMICONDUCTORS—2.3%
Atmel Corp. *	194,000	647,960
Intersil Corp., Class A	60,000	558,600
Microsemi Corp. *	66,100	555,240
PMC-Sierra, Inc. *	70,000	340,900
Volterra Semiconductor Corp. *	61,000	427,000

Total Semiconductors		2,529,700

SHIPPING—0.5%
Genco Shipping & Trading Ltd.	35,000	544,250

SOFTWARE—9.0%
Allscripts-Misys Healthcare Solutions, Inc. *	78,600	661,812
ArcSight, Inc. *	54,500	506,305
athenahealth, Inc. *	30,000	1,082,400
Blackboard, Inc. *	23,500	597,135

Commvault Systems, Inc. *	35,000	464,450
CSG Systems International, Inc. *	35,000	507,500
EPIQ Systems, Inc. *	90,000	1,594,800
Informatica Corp. *	76,000	969,760
Mantech International Corp., Class A *	17,500	938,525
MedAssets, Inc. *	54,500	793,520
Nuance Communications, Inc. *	70,000	690,200
Parametric Technology Corp. *	41,500	373,500
Sybase, Inc. *	27,000	737,370

Total Software		9,917,277

TELECOMMUNICATIONS—5.6%
Alaska Communications Systems Group, Inc.	50,000	417,500
Atheros Communications, Inc. *	30,500	366,305
BigBand Networks, Inc. *	70,000	353,500
Comtech Telecommunications Corp. *	24,500	950,600
Harmonic, Inc. *	90,000	463,500
InterDigital, Inc. *	24,000	775,920
MasTec, Inc. *	63,000	669,690
Orbcomm, Inc. *	85,400	140,056
SBA Communications Corp., Class A *	33,500	666,650
Starent Networks Corp. *	45,000	661,500
Switch & Data Facilities Co., Inc. *	93,500	643,280

Total Telecommunications		6,108,501

TOYS/GAMES/HOBBIES—0.5%
Marvel Entertainment, Inc. *	21,000	577,710

Total Common Stocks (Cost $110,285,746)		107,308,448

WARRANTS—0.0%
BIOTECHNOLOGY—0.0%
Calypte Biomedical Corp., Expires 5/28/09 *(9)(12)	488,542	0

COMPUTERS—0.0%
On Track Innovations Ltd., Expires 4/22/09 at $13.97 *(9)	87,000	0

Total Warrants (Cost $0)		0

	Par Value
MONEY MARKET FUND—0.3%
Dreyfus Cash Management Fund, Institutional Shares, 1.28% (7)	$192,193	192,193
MTB Money Market Fund, Institutional I Shares, 0.49% (7)(8)	712	712
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8)	118,351	118,351

Total Money Market Fund (Cost $311,256)		311,256

Total Investments—97.8% (Cost $110,597,002)	107,619,704

Other assets less liabilities—2.2%	2,381,315

Total Net Assets—100.0%	$110,001,019

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$107,619,704	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$107,619,704	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—96.9%
Australia—4.6%
AGL Energy Ltd.	6,857	$63,369
Amcor Ltd.	133,423	452,832
Australand Property Group (REIT)	55,032	8,746
Australia & New Zealand Banking Group Ltd.	20,484	169,889
Australian Worldwide Exploration Ltd.	27,025	44,478
AWB Ltd.	15,675	21,716
Babcock & Brown Japan Property Trust (REIT)	32,684	7,571
Babcock & Brown Ltd. (9)	7,131	0
Bank of Queensland Ltd.	3,059	14,189
BHP Billiton Ltd.	60,105	1,131,875
BlueScope Steel Ltd.	46,600	102,843
Boart Longyear Group	14,709	1,729
Brambles Ltd.	16,194	69,212
CFS Retail Property Trust (REIT)	35,820	40,397
Coca-Cola Amatil Ltd.	5,433	31,444
Cochlear Ltd.	543	20,178
Commonwealth Bank of Australia	12,006	202,226
Computershare Ltd.	9,465	43,005
CSL Ltd.	26,650	627,555
Dexus Property Group (REIT)	40,840	19,542
Foster’s Group Ltd.	25,295	87,252
Goodman Fielder Ltd.	249,906	241,565
Goodman Group (REIT)	45,898	20,618
Iluka Resources Ltd.	17,119	45,512
Incitec Pivot Ltd.	13,440	22,021
Lend Lease Corp., Ltd.	3,506	14,920
Macquarie Group Ltd.	4,049	65,108
Macquarie Office Trust (REIT)	38,123	4,477
Minara Resources Ltd.	20,700	4,765
Mirvac Group (REIT)	29,787	21,161
National Australia Bank Ltd.	38,241	452,458
Newcrest Mining Ltd.	3,535	68,651
Octaviar Ltd. *(9)	33,162	0
Origin Energy Ltd.	8,977	79,176
Pacific Brands Ltd.	11,465	3,037
Qantas Airways Ltd.	160,377	246,232
QBE Insurance Group Ltd.	11,750	176,957
Ramsay Health Care Ltd.	3,073	19,597
Rio Tinto Ltd.	18,618	484,322
Santos Ltd.	8,362	75,122
Sigma Pharmaceuticals Ltd.	386,000	291,737
Sonic Healthcare Ltd.	5,733	50,327
SP AusNet	68,710	44,781
Suncorp-Metway Ltd.	21,022	98,853
TABCORP Holdings Ltd.	7,115	29,485
Tatts Group Ltd.	43,098	78,061
Telstra Corp., Ltd.	51,513	123,246
Toll Holdings Ltd.	7,730	26,550
Transurban Group	6,839	22,084
Wesfarmers Ltd.	4,275	41,564

Wesfarmers Ltd. - PPS.	1,389	13,430
Westfield Group (REIT)	14,975	113,510
Westpac Banking Corp.	23,123	227,033
Woodside Petroleum Ltd.	2,788	61,552
Woolworths Ltd.	15,367	268,042

Total Australia		6,696,002

Austria—0.1%
Erste Group Bank AG	7,003	105,569
Voestalpine AG	4,700	91,270

Total Austria		196,839

Belgium—1.0%
Anheuser-Busch InBev NV	33,530	852,909
Delhaize Group	10,144	654,611
Fortis (Strip VVPR) *(9)	16,244	21

Total Belgium		1,507,541

Bermuda—0.2%
Jardine Matheson Holdings Ltd.	2,000	39,401
Lancashire Holdings Ltd.	15,443	101,807
Seadrill Ltd.	16,550	136,338

Total Bermuda		277,546

Brazil—1.4%
Banco Itau Holding Financeira SA ADR	41,223	413,879
Brasil Telecom SA ADR	9,300	141,639
Cia de Saneamento Basico do Estado de Sao Paulo	17,489	189,213
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	78,048
Cia Vale do Rio Doce ADR	40,398	570,016
Petroleo Brasileiro SA ADR	25,466	667,209

Total Brazil		2,060,004

Canada—3.9%
AGF Management Ltd., Class B	17,800	116,562
Atco Ltd., Class I	4,300	132,550
BCE, Inc.	12,810	262,311
Biovail Corp.	38,600	422,751
Cameco Corp.	45,554	752,552
Canadian Imperial Bank of Commerce	4,700	178,725
Empire Co., Ltd., Class A	6,200	263,876
Fairfax Financial Holdings Ltd.	1,000	325,301
Laurentian Bank of Canada	11,300	267,883
Magna International, Inc., Class A	4,500	125,982
Manulife Financial Corp.	40,002	662,033
National Bank of Canada	7,300	203,537
Rogers Communications, Inc., Class B	33,258	937,868
Shoppers Drug Mart Corp.	11,004	406,688
Sun Life Financial, Inc.	9,100	185,228
Suncor Energy, Inc.	21,483	413,548

Total Canada		5,657,395

China—2.0%
China Communications Construction Co., Ltd., Class H	476,000	463,639
China Merchants Bank Co., Ltd., Class H	271,000	438,332
China Petroleum & Chemical Corp., Class H	812,000	439,232
Chongqing Iron & Steel Co., Ltd., Class H	910,000	235,353
Foxconn International Holdings Ltd. *	1,004,000	365,554
Maanshan Iron & Steel - Class H	762,000	248,578
PetroChina Co. Ltd., ADR	500	36,885

PetroChina Co. Ltd., Class H	224,000	165,566
Tencent Holdings Ltd.	77,600	474,794
Tingyi Cayman Islands Holding Corp.	18,000	20,777

Total China		2,888,710

Colombia—0.2%
BanColombia SA ADR	10,700	223,951

Czech Republic—0.1%
Unipetrol	24,300	143,101

Denmark—1.6%
A P Moller - Maersk A/S	44	211,062
Carlsberg A/S, Class B	2,930	96,744
Danisco A/S	3,300	121,882
Danske Bank A/S	11,600	116,290
H Lundbeck A/S	23,100	482,268
Novo-Nordisk A/S B Shares	10,069	537,283
Vestas Wind Systems A/S *	14,798	715,507

Total Denmark		2,281,036

Finland—0.5%
Kone OYJ, Class B	5,606	117,753
Konecranes OYJ	16,039	246,369
Rautaruukki OYJ	5,600	89,023
Wartsila OYJ	11,233	301,197

Total Finland		754,342

France—8.4%
Alstom SA	10,186	494,251
Arkema SA	60	848
AXA SA	37,998	591,985
BNP Paribas	9,546	365,736
Bouygues	6,600	225,507
Cie de Saint-Gobain	4,200	142,431
Compagnie Generale des Etablissements Michelin-B Shares	2,900	113,738
Credit Agricole SA	13,000	158,196
Dassault Systemes SA	1,014	38,377
EDF	11,092	543,004
European Aeronautic Defence And Space Company NV	48,505	848,396
Eutelsat Communications	11,227	240,363
France Telecom SA	52,795	1,191,924
GDF Suez	1,509	57,913
Gemalto NV *	2,957	72,554
Groupe Danone	9,877	508,027
Iliad SA	10,722	893,441
Lafarge SA *	11,226	518,487
LVMH Moet Hennessy Louis Vuitton SA	6,425	351,274
Peugeot SA	12,328	209,885
Rallye SA	4,600	92,056
Sanofi-Aventis SA	37,518	2,113,026
Societe Generale	9,068	382,340
Thales SA	4,200	186,852
Thomson *	47,888	68,429
Total SA	26,792	1,340,175
Valeo SA	7,400	82,584
Vallourec	746	73,388
Vivendi	17,425	449,874
Wendel	1,520	59,171

Total France		12,414,232

Germany—7.8%
Adidas AG	10,940	378,606
Allianz SE	3,728	313,760
BASF SE	18,400	532,649
Bayer AG	1,544	82,411
Bilfinger Berger AG	2,709	114,865
Daimler AG	11,700	328,068
Demag Cranes AG	3,972	90,453
Deutsche Bank AG	9,471	249,505
Deutsche Boerse AG	11,782	592,422
Deutsche Telekom AG	66,433	802,959
E.ON AG	83,326	2,680,855
Fresenius Medical Care AG & Co., KGaA	7,614	341,671
Gildemeister AG	8,687	65,656
Metro AG	22,031	802,518
MTU Aero Engines Holding AG	13,506	377,944
Muenchener Rueckversicherungs AG	2,900	385,622
RWE AG	14,969	1,163,205
SAP AG	11,653	413,816
SAP AG ADR	12,217	432,237
Siemens AG	8,000	448,492
Suedzucker AG	3,195	50,494
ThyssenKrupp AG	11,725	238,185
Tognum AG	12,061	134,314
Wacker Chemie AG	5,234	374,134

Total Germany		11,394,841

Greece—0.5%
Coca Cola Hellenic Bottling Co., SA	5,689	77,679
Hellenic Petroleum SA	23,400	167,403
Mytilineos Holdings SA	8,571	42,434
National Bank of Greece SA	14,909	247,392
Public Power Corp., SA	12,615	210,861

Total Greece		745,769

Hong Kong—2.5%
Agile Property Holdings Ltd.	1,140,000	439,508
Bank of East Asia Ltd.	400	796
BOC Hong Kong Holdings Ltd.	40,000	40,855
Cheung Kong Holdings Ltd.	11,000	102,011
Cheung Kong Infrastructure Holdings Ltd.	15,000	56,201
Citic Pacific Ltd.	48,500	56,622
CLP Holdings Ltd.	25,500	172,861
Esprit Holdings Ltd.	129,000	688,055
Giordano International Ltd.	90,000	21,343
Hang Lung Group Ltd.	8,000	25,937
Hang Lung Properties Ltd.	20,000	44,904
Hang Seng Bank Ltd.	9,000	108,451
Henderson Land Development Co., Ltd.	10,000	38,095
Hong Kong Exchanges And Clearing Ltd.	7,100	60,926
HongKong Electric Holdings	11,000	64,565
Hutchison Telecommunications International Ltd. *	15,000	3,750
Hutchison Whampoa Ltd.	33,000	168,321
Kingboard Chemical Holdings Ltd.	130,000	208,629
Li & Fung Ltd.	212,000	424,946
Mongolia Energy Co., Ltd. *	28,000	7,663
MTR Corp.	43,500	103,997
NWS Holdings Ltd.	11,000	13,436
Pacific Basin Shipping Ltd.	228,000	117,529
PCCW Ltd.	51,000	26,243

Sino Land Co.	16,000	15,327
Sun Hung Kai Properties Ltd.	27,000	240,052
Swire Pacific Ltd., Class A	9,000	58,170
Texwinca Holdings Ltd.	64,000	27,441
VTech Holdings Ltd.	56,000	215,224
Wharf Holdings Ltd.	17,000	42,214
Yue Yuen Industrial Holdings Ltd.	26,000	47,528

Total Hong Kong		3,641,600

Hungary—0.0%
OTP Bank Nyrt	7,000	69,373

India—0.8%
GAIL India Ltd. GDR	10,600	248,356
HDFC Bank Ltd. ADR	7,294	420,572
Infosys Technologies Ltd., ADR	18,633	494,893

Total India		1,163,821

Ireland—0.1%
Governor & Co of the Bank of Ireland/The	27,500	22,807
Irish Life & Permanent Plc.	38,000	80,025
Kerry Group Plc., A Shares	3,823	70,681

Total Ireland		173,513

Israel—0.5%
Bank Hapoalim BM *	41,800	75,383
Teva Pharmaceutical Industries Ltd., ADR	16,938	702,080

Total Israel		777,463

Italy—2.3%
A2A SpA	145,303	252,162
Banco Popolare SC	12,600	71,856
Enel SpA	163,930	918,874
ENI SpA	27,100	574,986
Fiat SpA	42,135	205,910
Finmeccanica SpA	21,277	333,367
Intesa Sanpaolo SpA	59,808	188,445
Milano Assicurazioni SpA	19,800	53,783
Prysmian SpA	18,427	232,649
Saipem SpA	38,835	592,684

Total Italy		3,424,716

Japan—19.9%
Acom Co., Ltd.	70	2,451
ADEKA Corp.	5,900	39,033
Aeon Co., Ltd.	3,500	27,931
Alpine Electronics, Inc.	17,800	125,271
Alps Electric Co., Ltd.	16,500	69,559
Amada Co., Ltd.	27,000	128,167
Aoyama Trading Co., Ltd.	3,000	43,801
Asahi Breweries Ltd.	11,200	173,015
Asahi Glass Co., Ltd.	27,000	141,021
Asahi Kasei Corp.	32,000	130,858
Astellas Pharma, Inc.	10,300	388,406
Bank of Yokohama Ltd./The	25,000	126,689
Bridgestone Corp.	2,100	26,447
Brother Industries Ltd.	52,700	339,283
Canon, Inc.	11,300	303,708
Central Glass Co., Ltd.	59,000	214,322
Central Japan Railway Co.	20	142,265
Chiba Bank Ltd./The	13,000	72,300
Chubu Electric Power Co., Inc.	6,800	193,214

Chugoku Electric Power Co., Inc./The	3,900	101,294
Chuo Mitsui Trust Holdings, Inc.	33,000	128,863
Cosmo Oil Co., Ltd.	51,000	135,954
Dai Nippon Printing Co., Ltd.	17,000	165,682
Daihatsu Motor Co., Ltd.	5,000	41,379
Daiichi Sankyo Co., Ltd.	11,500	258,483
Daiwa Securities Group, Inc.	7,000	38,280
Denso Corp.	22,600	408,473
Dentsu, Inc.	3,400	58,131
East Japan Railway Co.	2,500	169,389
EDION Corp.	100	465
Eizo Nanao Corp.	12,300	221,529
Electric Power Development Co., Ltd.	900	34,588
Fanuc Ltd.	10,300	611,038
Fast Retailing Co., Ltd.	400	50,506
Foster Electric Co., Ltd.	3,100	19,707
Fuji Heavy Industries Ltd.	80,000	229,383
FUJIFILM Holdings Corp.	5,700	124,406
Fujitsu Ltd.	53,000	238,064
H2O Retailing Corp.	14,000	100,904
Hankyu Hanshin Holdings, Inc.	20,000	109,528
Hitachi Capital Corp.	10,200	123,423
Hitachi Chemical Co., Ltd.	6,900	74,521
Hitachi Ltd.	59,000	188,547
Honda Motor Co., Ltd.	19,800	442,659
INPEX Holdings, Inc.	8	57,397
Japan Tobacco, Inc.	19	54,290
JFE Holdings, Inc.	8,000	198,323
JTEKT Corp.	26,400	163,063
Kamigumi Co., Ltd.	10,000	79,218
Kansai Electric Power Co., Inc./The	14,400	394,602
Kao Corp.	3,000	72,932
Kawasaki Heavy Industries Ltd.	37,000	66,745
Kawasaki Kisen Kaisha Ltd.	7,000	25,403
KDDI Corp.	35	218,703
Kinden Corp.	6,000	52,769
Komatsu Ltd.	3,000	30,803
Konica Minolta Holdings, Inc.	39,000	300,069
Kubota Corp.	37,000	199,727
KUREHA Corp.	17,000	81,496
Kyowa Exeo Corp.	15,000	143,672
Lawson, Inc.	2,100	103,584
Marubeni Corp.	114,000	403,825
Mazda Motor Corp.	75,000	115,360
Ministop Co., Ltd.	9,600	173,409
Mitsubishi Chemical Holdings Corp.	22,000	89,770
Mitsubishi Corp.	25,500	337,427
Mitsubishi Electric Corp.	42,000	191,372
Mitsubishi Heavy Industries Ltd.	51,000	191,442
Mitsubishi Logistics Corp.	3,000	30,333
Mitsubishi Materials Corp.	43,000	107,008
Mitsubishi Tanabe Pharma Corp.	14,000	204,851
Mitsubishi UFJ Financial Group, Inc.	111,100	616,168
Mitsui & Co., Ltd.	25,000	259,677
Mitsui Fudosan Co., Ltd.	7,000	90,115
Mitsui Mining & Smelting Co., Ltd.	110,100	197,506
Mitsui O.S.K. Lines Ltd.	11,000	62,883
Mitsui Sumitomo Insurance Group Holdings, Inc.	6,200	158,811
Mizuho Financial Group, Inc.	128,000	314,667

Morinaga Milk Industry Co., Ltd.	18,000	61,860
NGK Insulators Ltd.	51,000	650,757
NHK Spring Co., Ltd.	13,000	46,694
Nifco, Inc.	16,000	141,577
Nikon Corp.	6,000	62,080
Nintendo Co., Ltd.	2,300	707,553
Nippon Electric Glass Co., Ltd.	8,000	52,233
Nippon Express Co., Ltd.	30,000	107,226
Nippon Meat Packers, Inc.	6,000	75,706
Nippon Mining Holdings, Inc.	29,000	105,348
Nippon Oil Corp.	124,000	538,384
Nippon Paper Group, Inc.	4,100	121,217
Nippon Shokubai Co., Ltd.	11,000	72,877
Nippon Steel Corp.	88,000	257,224
Nippon Telegraph & Telephone Corp.	17,700	853,400
Nippon Yusen KK	26,000	121,511
Nissan Motor Co., Ltd.	121,500	362,751
Nisshin Seifun Group, Inc.	11,500	125,085
Nisshin Steel Co., Ltd.	62,000	103,154
Nisshinbo Industries, Inc.	11,000	80,185
NOF Corp	86,000	377,880
Nomura Holdings, Inc.	19,100	123,022
Nomura Real Estate Holdings, Inc.	4,900	86,578
NSK Ltd.	15,000	48,089
NTT Data Corp.	50	159,717
NTT DoCoMo, Inc.	405	705,281
Obayashi Corp.	8,000	37,611
OJI Paper Co., Ltd.	9,000	42,585
Omron Corp.	16,300	192,690
ORIX Corp.	9,610	417,808
Osaka Gas Co., Ltd.	39,000	165,839
Panasonic Corp.	44,000	527,573
QP Corp.	7,900	102,369
Ricoh Co., Ltd.	53,000	643,029
Secom Co., Ltd.	1,200	50,301
Seiko Epson Corp.	6,800	85,074
Seven & I Holdings Co., Ltd.	8,500	226,537
Shimachu Co., Ltd.	1,900	40,353
Shin-Etsu Chemical Co., Ltd.	13,800	640,859
Shinmaywa Industries Ltd.	24,000	58,861
Showa Shell Sekiyu KK	24,200	225,443
Softbank Corp.	5,500	84,613
Sompo Japan Insurance, Inc.	7,000	43,473
Sony Corp.	12,200	235,925
Sumitomo Bakelite Co., Ltd.	26,000	102,557
Sumitomo Corp.	62,300	562,951
Sumitomo Electric Industries Ltd.	14,300	107,651
Sumitomo Mitsui Financial Group, Inc.	13,900	550,636
Sumitomo Realty & Development Co., Ltd.	10,000	114,539
Sumitomo Trust & Banking Co., Ltd./The	58,000	285,095
Taisho Pharmaceutical Co., Ltd.	4,000	81,048
Takeda Pharmaceutical Co., Ltd.	15,700	733,523
Terumo Corp.	10,100	341,623
Tobu Railway Co., Ltd.	22,000	120,512
Tokio Marine Holdings, Inc.	9,800	258,131
Tokyo Electric Power Co., Inc./The	14,700	459,360
Tokyo Gas Co. Ltd.	22,000	103,635
Tokyo Steel Manufacturing Co., Ltd.	10,700	104,156
Tosoh Corp.	31,000	64,753
Toyo Seikan Kaisha Ltd.	2,700	39,937

Toyo Suisan Kaisha Ltd.	4,000	105,694
Toyo Tire & Rubber Co., Ltd.	69,000	99,639
Toyota Motor Corp.	35,600	1,135,417
Ube Industries Ltd.	38,000	81,457
UNY Co., Ltd.	22,000	182,522
USS Co., Ltd.	950	40,178
West Japan Railway Co.	35	142,277
Yamada Denki Co., Ltd.	9,010	531,451
Yamaha Corp.	8,300	72,354
Yamaha Motor Co., Ltd.	8,900	83,083
Yamato Kogyo Co., Ltd.	1,200	28,937
Yaskawa Electric Corp.	17,000	61,510
Yokohama Rubber Co., Ltd./The	41,100	143,892

Total Japan		29,257,207

Luxembourg—0.5%
ArcelorMittal	8,863	199,059
Millicom International Cellular SA	15,274	598,130

Total Luxembourg		797,189

Mexico—0.3%
Telefonos de Mexico SAB de CV	142,000	125,719
Wal-Mart de Mexico SAB de CV, Series V ADR	17,438	360,967

Total Mexico		486,686

Netherlands—1.8%
Aegon NV	50,400	265,815
ING Groep NV	77,207	616,619
Koninklijke Ahold NV	24,048	289,187
Koninklijke DSM NV	11,800	283,411
Koninklijke Philips Electronics NV	22,503	409,330
Wolters Kluwer NV	44,728	805,482

Total Netherlands		2,669,844

New Zealand—0.1%
Fisher & Paykel Appliances Holdings Ltd.	55,900	35,283
Fletcher Building Ltd.	9,025	25,598
Nuplex Industries Ltd.	4,652	6,777
Telecom Corp of New Zealand Ltd.	24,813	33,256

Total New Zealand		100,914

Norway—1.2%
Aker ASA	3,750	71,880
Aker Solutions ASA	23,900	111,696
DnB NOR ASA	53,800	181,292
Norsk Hydro ASA	14,000	49,831
ProSafe SE *	42,200	159,912
Renewable Energy Corp., A/S *	43,914	440,035
StatoilHydro ASA	38,820	669,468
Yara International ASA	3,130	70,265

Total Norway		1,754,379

Poland—0.2%
Telekomunikacja Polska SA	61,600	347,778

Portugal—0.6%
Banco Espirito Santo SA	23,500	156,226
Portugal Telecom, SGPS, SA	85,553	688,740

Total Portugal		844,966

Russia—0.4%
Gazprom OAO ADR *	33,825	439,097
MMC Norilsk Nickel ADR	39,441	165,652

Total Russia		604,749

Singapore—1.1%
Ascendas Real Estate Investment Trust (REIT)	25,000	23,819
CapitaCommercial Trust (REIT)	34,000	21,097
CapitaLand Ltd.	14,000	21,936
ComfortDelgro Corp., Ltd.	73,000	69,569
DBS Group Holdings Ltd.	21,000	121,238
Jardine Cycle & Carriage Ltd.	6,000	42,225
Keppel Corp., Ltd.	148,200	389,420
MobileOne Ltd.	149,900	159,964
Oversea-Chinese Banking Corp.	13,000	43,732
Singapore Airlines Ltd.	60,074	438,483
Singapore Press Holdings Ltd.	15,000	27,716
Singapore Telecommunications Ltd.	58,600	101,853
SMRT Corp., Ltd.	52,000	54,566
StarHub Ltd.	26,000	34,983
Tat Hong Holdings Ltd. *	22,000	8,725
United Overseas Bank Ltd.	9,000	69,700
Wilmar International Ltd.	21,000	39,347
Wing Tai Holdings Ltd. *	29,000	13,213

Total Singapore		1,681,586

South Africa—0.6%
Astral Foods Ltd.	16,800	149,356
MTN Group Ltd.	36,534	347,072
Nedbank Group Ltd.	21,637	191,489
Telkom SA Ltd.	12,300	139,122

Total South Africa		827,039

South Korea—1.1%
Busan Bank	32,200	144,343
Daishin Securities Co., Ltd.	12,200	142,932
Hyundai Mipo Dockyard	2,200	249,266
Korea Exchange Bank	26,200	124,773
KT Corp.	3,100	88,698
LG Chem Ltd.	4,300	245,298
Samsung Electronics Co., Ltd. GDR (2)(3)	2,540	449,232
SK Telecom Co Ltd.	1,400	208,879

Total South Korea		1,653,421

Spain—4.6%
Banco Bilbao Vizcaya Argentaria SA	146,752	1,373,621
Banco Popular Espanol SA	11,000	75,586
Banco Santander SA	281,266	2,269,596
Banco Santander SA	5,433	43,399
Gas Natural SDG SA	12,821	308,640
Iberdrola SA	17,564	136,305
Mapfre SA	95,363	269,210
Repsol YPF SA	30,100	539,926
Telefonica, SA *	96,434	1,715,430

Total Spain		6,731,713

Sweden—0.9%
Alfa Laval AB	9,851	69,043
Electrolux AB Class B	35,600	256,732
Nordea Bank AB	53,389	281,886
Swedbank AB Class A	26,691	93,560
Swedish Match AB	10,996	148,556
Telefonaktiebolaget LM Ericsson, B Shares	45,027	359,597
Volvo AB Class B	19,900	79,499

Total Sweden		1,288,873

Switzerland—6.7%
ABB Ltd.	31,925	415,001
Baloise Holding AG	3,500	217,410
Clariant AG	27,900	139,095
Compagnie Financiere Richemont SA	14,646	214,073
Credit Suisse Group AG	36,121	925,367
Galenica AG	125	39,107
Helvetia Holding AG	800	168,955
Nestle SA	34,557	1,194,780
Nobel Biocare Holding AG	25,556	393,589
Novartis AG	51,719	2,139,994
Roche Holding AG	12,866	1,809,038
Swiss Life Holdings AG *	1,328	72,150
Swiss Reinsurance	9,400	249,769
Swisscom AG	2,000	629,558
UBS AG	11,207	140,928
Zurich Financial Services AG	6,442	1,163,259

Total Switzerland		9,912,073

Taiwan—0.4%
AU Optronics Corp., ADR	42,209	298,840
Chi Mei Optoelectronics Corp.	359,100	108,998
Compal Electronics, Inc.	375,870	190,507

Total Taiwan		598,345

Turkey—0.2%
Tupras Turkiye Petrol Rafine	10,800	101,823
Turk Sise ve Cam Fabrikalari A/S	242,300	141,056

Total Turkey		242,879

United Kingdom—17.5%
Admiral Group Plc.	9,969	129,594
Aggreko Plc.	39,864	226,150
Anglo American Plc.	21,617	391,647
ARM Holdings Plc.	444,169	591,179
Ashtead Group Plc.	109,433	63,331
AstraZeneca Plc.	25,895	1,003,530
Autonomy Corp., Plc. *	57,229	905,333
Aveva Group Plc.	2,358	20,493
Aviva Plc.	181,375	817,406
Barclays Plc.	220,250	327,412
BG Group Plc.	36,117	498,546
BHP Billiton Plc.	50,968	868,506
BP Plc.	318,186	2,261,752
Bradford & Bingley Plc. (9)	28,100	0
Brit Insurance Holdings Plc.	54,500	160,209
British American Tobacco Plc.	39,990	1,099,475
British Sky Broadcasting Group Plc.	64,146	460,737
BT Group Plc.	108,900	166,058
Burberry Group Plc.	15,286	56,118
Cable & Wireless Plc.	67,820	153,906
Centrica Plc.	65,400	244,107
Compass Group Plc.	20,709	102,461
Computacenter Plc.	115,600	192,357
Dairy Crest Group Plc.	13,900	40,236
Dimension Data Holdings Plc.	123,875	64,457
DSG International Plc.	114,200	36,302
GKN Plc.	105,200	128,026
GlaxoSmithKline Plc.	85,931	1,520,227
Go-Ahead Group Plc.	4,551	64,913
Greene King Plc.	42,400	259,954

HMV Group Plc.	82,343	164,394
HSBC Holdings Plc.	94,991	741,259
ICAP Plc.	109,793	374,366
IMI Plc.	43,600	169,472
Lloyds Banking Group Plc.	353,293	465,224
Logica Plc.	249,300	237,032
Man Group, Plc.	112,619	335,373
Marston’s Plc.	78,600	118,538
Mondi Plc.	37,590	99,917
Old Mutual Plc.	64,667	48,942
Petrofac Ltd	39,949	240,060
Premier Foods Plc.	67,000	30,631
Prudential Plc.	116,468	561,065
Reckitt Benckiser Group Plc.	14,622	565,793
Rio Tinto Plc.	9,462	205,666
Royal Bank of Scotland Group Plc.	91,942	28,982
Royal Dutch Shell Plc. A Shares	36,747	923,239
Royal Dutch Shell Plc. B Shares	106,369	2,548,386
SABMiller Plc.	27,042	442,527
Smith & Nephew Plc.	68,269	496,071
Stagecoach Group Plc.	41,180	72,727
Standard Chartered Plc.	42,021	531,981
Tesco Plc.	111,456	577,243
Tomkins Plc.	168,900	287,261
Unilever Plc.	35,136	773,951
Vedanta Resources Plc.	44,964	359,176
Vodafone Group Plc.	360,348	671,566
WPP Plc.	91,080	514,082
Xstrata Plc.	30,658	251,864
Yell Group Plc.	70,751	45,272

Total United Kingdom		25,736,482

United States—0.3%
iShares MSCI EAFE Index Fund	9,628	372,604
iShares MSCI Emerging Markets Index Fund	3,673	83,120

Total United States		455,724

Total Common Stocks (Cost $221,979,031)		142,483,642

PREFERRED STOCKS—0.8%
Brazil—0.4%
Brasil Telecom Participacoes SA	22,500	148,384
Centrais Eletricas Brasileiras SA, Series B	10,900	114,638
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preferred Class B	23,200	260,000
Sadia SA	46,800	66,972

Total Brazil		589,994

Germany—0.3%
Fresenius SE	9,800	543,214

Italy—0.1%
Istituto Finanziario Industriale SpA *	15,268	87,717

Total Preferred Stocks (Cost $1,820,975)		1,220,925

RIGHTS—0.0%
Belgium—0.0%
Fortis * (12)	11,900	0

Singapore—0.0%
Ascendas Real Estate Investment Trust, at Sgd 1.16 *	1,666	331

Total Rights (Cost $0)		331

WARRANTS—0.0%
Singapore—0.0%
Tat Hong Holdings Ltd., Expires 8/02/13 at $2.50 * (Cost $0)	2,200	44

	Par Value
MONEY MARKET FUND—1.5%
MTB Prime Money Market Fund, Corporate Shares, 0.37% (7)(8) (Cost $2,272,848)	$2,272,848	2,272,848

Total Investments—99.2% (Cost $226,072,854)		145,977,790

Other assets less liabilities—0.8%		1,135,793

Total Net Assets—100.0%		$147,113,583

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$14,849,459	$—
Level 2 - Other Significant Observable Inputs	131,128,331	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$145,977,790	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The categories of investments are shown as a percentage of total net assets at January 31, 2009.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Acquisition Value Per Unit	Market Value	Percentage of Total Net Assets

Short-Term Corporate Bond Fund
BAE System Holdings, Inc.	3/28/2006	$977,719	$0.978	$993,974
Korea Railroad Corp.	5/15/2008	498,185	0.996	421,439
				1,415,413	3.3%

Pennsylvania Municipal Bond Fund
Bucks County Industrial Development Authority	4/5/2007	1,545,000	1.000	1,021,106	0.9%

Intermediate-Term Bond Fund
American Tower Trust	4/30/2007	1,000,000	1.000	813,828
COX Enterprises, Inc.	10/27/2006	1,058,135	1.058	1,000,747
Korea Railroad Corp.	5/15/2008	498,185	0.996	421,439
Verizon Wireless Capital LLC	11/19/2008	495,925	0.992	537,225
Verizon Wireless Capital LLC	11/19/2008	494,675	0.989	567,441
				3,340,680	2.5%

Income Fund
American Tower Trust	4/30/2007	1,000,000	1.000	813,828
ASIF Global Financing XIX	1/8/2003	1,172,807	0.998	906,514
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1.000	1,273,614
COX Enterprises, Inc.	10/27/2006	1,056,883	1.057	1,000,747
Korea Railroad Corp.	5/15/2008	498,185	0.996	421,439
LA Arena Funding LLC	4/23/1999	1,577,937	1.000	1,361,710
Tesco Plc.	11/5/2007	994,550	0.995	900,533
Verizon Wireless Capital LLC	11/19/2008	494,675	0.989	567,441
Xstrata Finance Canada Ltd.	11/20/2007	498,435	0.997	255,555
				7,501,381	6.6%

Balanced Fund
COX Enterprises, Inc.	10/27/2006	211,664	1.058	200,149	1.3%

International Equity Fund
Samsung Electronics Co., Ltd.	10/28/2005	325,534	261.830	220,017
Samsung Electronics Co., Ltd.	1/23/2007	12,713	317.819	7,075
Samsung Electronics Co., Ltd.	2/12/2007	30,415	304.152	17,686
Samsung Electronics Co., Ltd.	5/29/2007	13,006	289.020	7,959
Samsung Electronics Co., Ltd.	12/19/2007	14,751	295.000	8,843
Samsung Electronics Co., Ltd.	12/21/2007	30,551	299.500	18,040
Samsung Electronics Co., Ltd.	1/8/2008	27,074	276.250	17,333
Samsung Electronics Co., Ltd.	1/15/2008	46,134	279.550	29,182
Samsung Electronics Co., Ltd.	2/11/2008	20,247	306.750	11,673
Samsung Electronics Co., Ltd.	2/26/2008	17,101	300.000	10,081
Samsung Electronics Co., Ltd.	4/10/2008	37,834	334.766	19,986
Samsung Electronics Co., Ltd.	4/11/2008	114,241	339.954	59,426
Samsung Electronics Co., Ltd.	10/28/2008	13,862	154.000	15,918
Samsung Electronics Co., Ltd.	11/4/2008	6,765	198.944	6,013
				449,232	0.3%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2009, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$1,415,413	3.3%
Pennsylvania Municipal Bond Fund	1,021,106	0.9%
Intermediate-Term Bond Fund	3,340,680	2.5%
Income Fund	7,501,381	6.6%
Balanced Fund	200,149	1.3%
International Equity Fund	449,232	0.3%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At January 31, 2009, 2.0% of the total investments at market value were subject to the alternative minimum tax for New York Municipal Bond Fund, 0.4% for Maryland Municipal Bond Fund and 11.2% for Virginia Municipal Bond Fund.

(6)	Discount rate at time of purchase.

(7)	7-Day net yield.

(8)	Affiliated company.

(9)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2009, the value of these securities amounted to:

MTB Fund	Amount	Percentage of Total Net Assets
U.S. Government Bond Fund	$44,782	0.0%
Equity Index Fund	285	0.0%
Multi Cap Growth Fund	0	0.0%
Mid Cap Growth Fund	93	0.0%
Small Cap Growth Fund	0	0.0%
International Equity Fund	21	0.0%

(10)	Holders of Seagate Technology were issued contingent equity distribution rights pursuant to settlement of certain state tax matters and certain additional claims. Accordingly, there is no associated strike price or expiration date.

(11)	Holders of Mirant were issued contingent equity distribution rights pursuant to the Mirant Corporation Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

(12)	No associated strike price available.

(13)	No strike price or expiration date available due to ongoing litigation.

*	Non-income producing security.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Authority

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FSA – Financial Security Assurance

GDR – Global Depository Receipt

GO – General Obligations

GTD – Guaranteed

HDA – Hospital Development Authority

HEFA – Health and Education Facilities Authority

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDFA – Industrial Development Finance Authority

INS – Insured

LOC(s) – Letter(s) of Credit

LT – Limited Tax

MBIA – Municipal Bond Investors Assurance

MTN – Medium Term Note

PPS – Price Protected Shares

PRF – Prerefunded

Sgd – Singapore Dollar

TRANs – Tax & Revenue Anticipated Notes

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

Cost for federal income tax purposes in substantially the same as for financial statement purposes. The following amounts apply as of January 31, 2009:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Government Bond Fund	$125,009,267	$2,495,975	$399,945	$2,096,030

Short-Term Corporate Bond Fund	44,129,659	476,423	633,211	(156,788)

U.S. Government Bond Fund	95,022,771	3,997,731	1,278,648	2,719,083

New York Municipal Bond Fund	101,930,333	1,913,102	4,126,580	(2,213,478)

Pennsylvania Municipal Bond Fund	110,162,936	5,157,113	3,146,053	2,011,060

Maryland Municipal Bond Fund	121,566,035	3,884,577	8,835,708	(4,951,131)

Virginia Municipal Bond Fund	19,479,450	874,541	525,383	349,158

Intermediate-Term Bond Fund	134,025,957	2,615,117	3,447,945	(832,828)

Income Fund	120,098,012	1,509,574	7,425,367	(5,915,793)

Managed Allocation Fund – Conservative Growth	9,860,276	73,754	2,545,643	(2,471,889)

Managed Allocation Fund – Moderate Growth	51,569,168	137,322	17,563,117	(17,425,795)

Managed Allocation Fund – Aggressive Growth	26,647,866	779	11,221,844	(11,221,065)

Balanced Fund	19,887,435	521,223	4,641,448	(4,120,225)

Equity Income Fund	21,401,837	119,963	8,877,463	(8,757,500)

Large Cap Value Fund	137,569,552	7,463,471	45,741,906	(38,278,435)

Equity Index Fund	54,422,774	1,181,625	19,295,016	(18,113,391)

Large Cap Stock Fund	93,799,531	12,278,941	26,713,546	(14,434,605)

Large Cap Growth Fund	55,960,707	1,670,854	14,210,692	(12,539,838)

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Multi Cap Growth Fund	$20,530,735	$591,655	$5,458,790	$(4,867,135)

Mid Cap Stock Fund	93,120,928	2,785,399	36,129,568	(33,344,169)

Mid Cap Growth Fund	59,606,949	1,788,078	16,644,664	(14,856,586)

Small Cap Stock Fund	51,206,481	1,502,423	16,096,722	(14,594,299)

Small Cap Growth Fund	110,597,002	6,709,524	9,686,822	(2,977,298)

International Equity Fund	226,072,854	2,202,173	82,297,237	(80,095,064)

NOTE 1 -Other Affiliated Parties and Transactions - Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. The Advisor has agreed to reimburse the Trust for certain investment advisory fees (except for Conservative GrowthFund, Moderate Growth Fund and Aggressive Growth Fund) as a result of transactions in other mutual funds. Transactions with affiliated companies during the nine months ended January 31, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value at 1/31/2009	Dividend Income
Managed Allocation Fund—Conservative Growth:
MTB Prime Money Market Fund	974,597	2,835,785	3,224,590	585,792	$585,792	$10,864
MTB Short Duration Government Bond Fund	213,142	5,110	81,268	136,984	1,352,028	50,655
MTB Short-Term Corporate Bond Fund	117,095	2,832	43,281	76,646	751,126	26,853
MTB U.S. Government Bond Fund	97,837	2,834	38,396	62,275	597,213	26,435
MTB Intermediate-Term Bond Fund	116,268	3,237	43,626	75,879	751,202	33,275
MTB Large Cap Value Fund	60,822	12,197	7,706	65,313	445,438	6,238
MTB Large Cap Stock Fund	87,209	18,000	8,073	97,136	443,913	8,833
MTB Large Cap Growth Fund	144,444	25,440	14,820	155,064	818,739	3,104
MTB Mid Cap Growth Fund	16,713	6,314	2,465	20,562	148,460	—
MTB Mid Cap Stock Fund	8,489	3,190	1,256	10,423	74,006	1,133
MTB Small Cap Growth Fund	7,140	2,367	1,183	8,324	75,082	—
MTB Small Cap Stock Fund	21,928	5,713	3,408	24,233	73,667	410
MTB International Equity Fund	162,053	81,921	20,473	223,501	1,271,721	34,378

TOTAL	2,027,737	3,004,940	3,490,545	1,542,132	7,388,387	202,178

Managed Allocation Fund—Moderate Growth:
MTB Prime Money Market Fund	4,640,411	8,435,699	10,899,205	2,176,905	2,176,905	44,366
MTB Short Duration Government Bond Fund	479,815	11,300	197,587	293,528	2,897,119	111,238
MTB Short-Term Corporate Bond Fund	415,176	9,852	164,500	260,528	2,553,176	92,851
MTB U.S. Government Bond Fund	123,888	3,529	53,186	74,231	711,871	32,868
MTB Intermediate-Term Bond Fund	471,128	12,859	191,369	292,618	2,896,923	131,310
MTB Large Cap Value Fund	308,093	20,962	23,683	305,372	2,082,640	30,680
MTB Large Cap Stock Fund	1,251,668	125,465	102,295	1,274,838	5,826,010	112,964
MTB Large Cap Growth Fund	864,707	52,556	48,901	868,362	4,584,952	16,604
MTB Mid Cap Stock Fund	86,002	18,818	5,484	99,336	705,286	10,209
MTB Mid Cap Growth Fund	84,667	20,328	5,803	99,192	716,168	—
MTB Small Cap Stock Fund	222,151	32,781	28,677	226,255	687,817	3,664
MTB Small Cap Growth Fund	36,168	6,191	2,332	40,027	361,041	—
MTB International Equity Fund	1,158,963	343,785	106,708	1,396,040	7,943,465	222,520

TOTAL	10,142,837	9,094,125	11,829,730	7,407,232	34,143,373	809,274

Managed Allocation Fund—Aggressive Growth:
MTB Prime Money Market Fund	300,010	4,420,597	4,549,880	170,727	170,727	2,484
MTB Short-Term Corporate Bond Fund	30,424	3,059	16,953	16,530	161,999	6,277
MTB Large Cap Value Fund	342,449	13,628	61,608	294,469	2,008,280	32,058
MTB Large Cap Stock Fund	717,625	44,317	124,058	637,884	2,915,132	58,100
MTB Large Cap Growth Fund	853,056	31,527	155,536	729,047	3,849,369	14,442
MTB Mid Cap Stock Fund	66,186	13,168	15,554	63,800	452,982	7,270
MTB Mid Cap Growth Fund	43,450	8,944	10,123	42,271	305,195	1
MTB Small Cap Stock Fund	170,939	20,133	40,980	150,092	456,280	2,606
MTB Small Cap Growth Fund	37,115	5,497	8,188	34,424	310,508	—
MTB International Equity Fund	768,084	182,633	107,777	842,940	4,796,329	127,989

TOTAL	3,329,338	4,743,503	5,090,657	2,982,184	15,426,801	251,227

Affiliated Fund Name	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value at 1/31/2009	Dividend Income
Balanced Fund:
MTB Prime Money Market Fund	745,198	3,665,953	4,112,871	298,280	$298,280	$5,493
MTB Money Market Fund	310,723	121,807	432,530	—	—	1,145

	1,055,921	3,787,760	4,545,401	298,280	298,280	6,638

Equity Income Fund:
MTB Prime Money Market Fund	777,489	6,730,641	6,780,529	727,601	727,601	9,579

Large Cap Value Fund:
MTB Prime Money Market Fund	8,235,457	22,525,812	30,604,343	156,926	156,926	91,560

Equity Index Fund:
MTB Prime Money Market Fund	223,965	7,980,937	8,204,902	—	—	3,631

Large Cap Stock Fund:
MTB Prime Money Market Fund	158,690	15,489,582	15,363,446	284,826	284,826	9,979

Large Cap Growth Fund:
MTB Prime Money Market Fund	488,261	15,119,920	15,547,216	60,965	60,965	7,477
MTB Money Market Fund	6,596	—	6,596	—	—	16

TOTAL	494,857	15,119,920	15,553,812	60,965	60,965	7,493

Multi Cap Growth Fund:
MTB Prime Money Market Fund	666,533	8,040,767	8,429,868	277,432	277,432	5,464
MTB Money Market Fund	27,182	367,252	394,434	—	—	664

TOTAL	693,715	8,408,019	8,824,302	277,432	277,432	6,128

Mid Cap Stock Fund:
MTB Prime Money Market Fund	1,971,900	18,327,101	18,312,301	1,986,700	1,986,700	20,528

Mid Cap Growth Fund:
MTB Prime Money Market Fund	2,523,451	19,723,872	20,397,762	1,849,561	1,849,561	31,733
MTB Money Market Fund	635,252	2,218,021	2,812,321	40,952	40,952	4,535

TOTAL	3,158,703	21,941,893	23,210,083	1,890,513	1,890,513	36,268

Small Cap Stock Fund:
MTB Prime Money Market Fund	1,693,390	26,909,123	27,363,924	1,238,589	1,238,589	18,383

Small Cap Growth Fund:
MTB Prime Money Market Fund	7,591,307	162,174,354	169,647,310	118,351	118,351	54,907
MTB Money Market Fund	529,399	18,733,347	19,262,034	712	712	5,940

TOTAL	8,120,706	180,907,701	188,909,344	119,063	119,063	60,847

International Equity Fund:
MTB Prime Money Market Fund	3,760,989	29,290,937	30,779,078	2,272,848	2,272,848	30,041

NOTE 2 -SUBSEQUENT EVENTS

Liquidation – On February 13, 2009, the MTB Equity Index Fund was liquidated.

Fund Mergers – Shareholders have approved that at the close of business on March 27, 2009, certain funds of the MTB Group of Funds (“Target Funds”) will be merged into certain other funds of the MTB Group of Funds (“Surviving Funds,” and collectively with the Target Funds, the “Funds”), as listed below:

The proposed mergers are as follows:

Target Funds	Corresponding Surviving Funds
MTB Large Cap Stock Fund	MTB Large Cap Growth Fund
MTB Mid Cap Stock Fund	MTB Mid Cap Growth Fund
MTB Small Cap Stock Fund	MTB Small Cap Growth Fund
MTB Equity Income Fund	MTB Large Cap Value Fund

At a meeting of the Board of Trustees (“Board”) of the MTB Group of Funds held on December 3-4, 2008, the Board determined that the proposed mergers were in the best interests of the Funds and their shareholders. The Board also approved a Plan of Reorganization (“Plan”) for the Funds. Each proposed Plan contemplates that a Surviving Fund will acquire all of the assets of the corresponding Target Fund in exchange for Class A, B and Institutional I shares in the Surviving Fund, which the Target Fund will distribute to its Class A, B and Institutional I shareholders, respectively, in exchange for their Target Fund shares. Each Target Fund will discharge all of its liabilities and obligations prior to the consummation of the reorganizations and, upon consummation, each Target Fund will liquidate. Each proposed merger is intended to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 26, 2009

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 26, 2009

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	March 26, 2009